Registration No. 33-59474

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

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POST-EFFECTIVE AMENDMENT NO. 78 TO
FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
and
REGISTRATION STATEMENT
under
THE INVESTMENT COMPANY ACT OF 1940

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PRINCIPAL FUNDS, INC.
formerly Principal Investors Fund, Inc.
(Exact name of Registrant as specified in Charter)

The Principal Financial Group
Des Moines, Iowa 50392
(Address of principal executive offices)

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Telephone Number (515) 248-3842

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Copy to:
MICHAEL D. ROUGHTON	JOHN W. BLOUCH, Esq.
The Principal Financial Group	Dykema Gossett PLLC
Des Moines, Iowa 50392	Franklin Square, Suite 300 West
1300 I Street, N.W.
Washington, DC 20005-3306

(Name and address of agent for service)
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It is proposed that this filing will become effective (check appropriate box)

_____ immediately upon filing pursuant to paragraph (b) of Rule 485
_XX__ on March 1, 2010, pursuant to paragraph (b) of Rule 485
_____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485
_____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
_____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:)

_____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Explanatory Note: This Post-Effective Amendment to the Registration Statement of Principal Funds, Inc. (the "Fund") (File No. 33-
59474) (the "Registration Statement") consists of the following: (1) Facing Page of the Registration Statement; (2) Part A of the
Registration Statement (prospectus for (Institutional Class shares of series with a 10/31 fiscal year end)) and (3)
signature page.

This Post-Effective Amendment hereby incorporates Part B and Part C from the Fund's registration statement as filed on
February 26, 2010, (accession numbers 0000898745-10-000040).

The Amendment is not being filed to update or amend the prospectuses or statement of additional information for the Bond Market
Index Fund, International Equity Index Fund, or Diversified Real Asset Fund (series with a fiscal year end of August 31).

PRINCIPAL FUNDS, INC.

INSTITUTIONAL CLASS SHARES

The date of this Prospectus is March 1, 2010.

Ticker Symbols for Principal Funds, Inc.
Fund Name	Institutional	Fund Name	Institutional
Bond & Mortgage Securities	PMSIX	MidCap Value III	PVUIX
Core Plus Bond I	PCBZX	Money Market	PVMXX
Disciplined LargeCap Blend	PILBX	Preferred Securities	PPSIX
Diversified International	PIIIX	Principal Capital Appreciation	PWCIX
Equity Income	PEIIX	Principal LifeTime 2010	PTTIX
Global Diversified Income	PGDIX	Principal LifeTime 2015	LTINX
Global Real Estate Securities	POSIX	Principal LifeTime 2020	PLWIX
Government & High Quality Bond	PMRIX	Principal LifeTime 2025	LTSTX
High Quality Intermediate-Term Bond	HUIIX	Principal LifeTime 2030	PMTIX
High Yield	PHYTX	Principal LifeTime 2035	LTIUX
High Yield I	PYHIX	Principal LifeTime 2040	PTDIX
Income	PIOIX	Principal LifeTime 2045	LTRIX
Inflation Protection	PIPIX	Principal LifeTime 2050	PPLIX
International Emerging Markets	PIEIX	Principal LifeTime 2055	LTFIX
International I	PINIX	Principal LifeTime Strategic Income	PLSIX
International Growth	PITIX	Real Estate Securities	PIREX
International Value I	PINZX	SAM Balanced	PSBIX
LargeCap Blend I	PLIIX	SAM Conservative Balanced	PCCIX
LargeCap Blend II	PLBIX	SAM Conservative Growth	PCWIX
LargeCap Growth	PGLIX	SAM Flexible Income	PIFIX
LargeCap Growth I	PLGIX	SAM Strategic Growth	PSWIX
LargeCap Growth II	PPIIX	Short-Term Bond	SMBFX
LargeCap S&P 500 Index	PLFIX	Short-Term Income	PSHIX
LargeCap Value	PVLIX	SmallCap Blend	PSLIX
LargeCap Value I	PVPIX	SmallCap Growth	SCPGX
LargeCap Value III	PLVIX	SmallCap Growth I	PGRTX
MidCap Blend	PCBIX	SmallCap Growth II	PSIIX
MidCap Growth	PGWIX	SmallCap S&P 600 Index	PSSIX
MidCap Growth III	PPIMX	SmallCap Value	PVSIX
MidCap S&P 400 Index	MPSIX	SmallCap Value I	PPKIX
MidCap Value I	PVMIX	SmallCap Value II	PPVIX

As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved of these securities or determined whether this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

TABLE OF CONTENTS

LargeCap US Equity Funds
Disciplined LargeCap Blend Fund	4
Equity Income Fund	7
LargeCap Blend Fund I	10
LargeCap Blend Fund II	13
LargeCap Growth Fund	17
LargeCap Growth Fund I	20
LargeCap Growth Fund II	24
LargeCap S&P 500 Index Fund	28
LargeCap Value Fund	32
LargeCap Value Fund I	35
LargeCap Value Fund III	39
Principal Capital Appreciation Fund	43
Small/MidCap US Equity Funds
MidCap Blend Fund	46
MidCap Growth Fund	49
MidCap Growth Fund III	52
MidCap S&P 400 Index Fund	57
MidCap Value Fund I	61
MidCap Value Fund III	65
SmallCap Blend Fund	69
SmallCap Growth Fund	72
SmallCap Growth Fund I	75
SmallCap Growth Fund II	79
SmallCap S&P 600 Index Fund	83
SmallCap Value Fund	86
SmallCap Value Fund I	89
SmallCap Value Fund II	93
International Equity Funds
Diversified International Fund	98
Global Real Estate Securities Fund	102
International Emerging Markets Fund	106
International Fund I	110
International Growth Fund	114
International Value Fund I	117
Real Estate Funds
Real Estate Securities Fund	122
Balanced/Asset Allocation Funds
Principal LifeTime 2010 Fund	126
Principal LifeTime 2015 Fund	131
Principal LifeTime 2020 Fund	136
Principal LifeTime 2025 Fund	141
Principal LifeTime 2030 Fund	146
Principal LifeTime 2035 Fund	151
Principal LifeTime 2040 Fund	156
Principal LifeTime 2045 Fund	161
Principal LifeTime 2050 Fund	166
Principal LifeTime 2055 Fund	171
Principal LifeTime Strategic Income Fund	176

Strategic Asset Management (“SAM”) Flexible Income Portfolio	181
Strategic Asset Management (“SAM”) Conservative Balanced Portfolio	186
Strategic Asset Management (“SAM”) Balanced Portfolio	191
Strategic Asset Management (“SAM”) Conservative Growth Portfolio	196
Strategic Asset Management (“SAM”) Strategic Growth Portfolio	201
Short-Term Fixed Income Funds
Money Market Fund	206
Short-Term Bond Fund	210
Short-Term Income Fund	214
Fixed Income Funds
Bond & Mortgage Securities Fund	218
Core Plus Bond Fund I	222
Global Diversified Income Fund	226
Government & High Quality Bond Fund	232
High Quality Intermediate-Term Bond Fund	236
High Yield Fund	240
High Yield Fund I	244
Income Fund	248
Inflation Protection Fund	252
Preferred Securities Fund	256
Purchase of Fund Shares	260
Redemption of Fund Shares	261
Exchange of Fund Shares	261
Tax Considerations	262
Intermediary Compensation	263
The Costs of Investing	263
Certain Investment Strategies and Related Risks	264
Management of the Funds	274
Pricing of Fund Shares	293
Dividends and Distributions	294
Frequent Purchases and Redemptions	295
Fund Account Information	296
Portfolio Holdings Information	296
Financial Highlights	296
Appendix A - Description of Bond Ratings	328
Additional Information	333

DISCIPLINED LARGECAP BLEND FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.57%
Other Expenses					0.01%
		Total Annual Fund Operating Expenses			0.58%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
129.9% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Principal Investment Strategies
The Fund invests primarily in common stocks of large capitalization companies. Under normal circumstances, the
Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Standard &
Poor’s (“S&P”) 500 Index (as of the most recent calendar year end, this range was between approximately $1.1 billion and $323.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

In selecting securities for investment, Principal Global Investors, LLC (“PGI”) looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

PGI believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below “fair value” for these stocks will result in investment management success. PGI’s investment process seeks to systematically identify stocks with desirable characteristics and combine these stocks in a risk-managed portfolio to maximize return potential by controlling risk. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	14.99%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.80%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	22.53%	-0.15%	5.31%
Institutional Class Return After Taxes on Distributions	22.28%	-0.83%	4.66%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	14.98%	-0.05%	4.61%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	5.59%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC • Jeffrey A. Schwarte (since 2002), Portfolio Manager For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 261 and 262, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

EQUITY INCOME FUND

Objective: The Fund seeks to provide a relatively high level of current income and long-term growth of income and capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.52%
Other Expenses					0.01%
		Total Annual Fund Operating Expenses			0.53%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$54	$170	$296	$665

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
35.3% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors who seek dividends to generate income or to be reinvested for growth and who can accept fluctuations in the value of investments and the risks of investing in real estate investment trust securities, below-investment grade bonds, or foreign securities.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying common stocks and preferred stocks. The Fund usually invests in large cap stocks, which as of the most recent calendar year end ranged between $1.1 billion and $323.7 billion, as defined by the S&P
500 Index, but may also invest in mid cap stocks, which as of the most recent calendar year end ranged between
$0.03 billion and $15.5 billion, as defined by the Russell Midcap Index. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 20% in fixed-income securities of any maturity, including below-investment-grade fixed-income securities (sometimes called “junk bonds”) (rated at the time of purchase BB+ or lower by S&P or Ba1 or lower by Moody’s) and preferred securities. The Fund may invest up to 20% of its assets in real estate investment trust securities. The Fund may invest in securities of foreign issuers.

In selecting investments for the Fund, Edge Asset Management, Inc. (“Edge”) looks for investments that provide regular income in addition to some opportunity for capital appreciation. Equity investments are typically made in “value” stocks currently selling for less than Edge believes they are worth. This Fund may be used as part of a fund of funds strategy. The Fund could purchase shares issued by an exchange-traded funds (“ETF”) to temporarily gain broad exposure to the equity market while awaiting purchase of underlying securities.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at "http://www.principal.com">www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 31, 1939.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	15.82%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-19.68%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	20.50%	1.65%	6.13%
Institutional Class Return After Taxes on Distributions	19.88%	0.64%	4.90%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	13.99%	1.39%	4.93%
S&P 500/Citigroup Value Index (reflects no deduction for fees, expenses, or taxes)	21.18%	-0.27%	1.20%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Edge Asset Management, Inc.

  David W. Simpson (since 2008), Portfolio Manager
  Joseph T. Suty (since 2005), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 261 and 262, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

LARGECAP BLEND FUND I

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.44%
Other Expenses					0.01%
		Total Annual Fund Operating Expenses			0.45%
Fee Waiver					0.01%
	Total Annual Fund Operating Expenses after Fee Waiver				0.44%

Principal has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2011.
The fee waiver will reduce the Fund's Management Fees by 0.01% (expressed as a percent of average net assets on an annualized basis).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$45	$143	$251	$566

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
94.4% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in large, established companies.

Principal Investment Strategies

The Fund seeks its objective through investment in a broadly diversified portfolio of large cap equity securities representing all major sectors of the U.S. economy. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of the most recent calendar year end, the range was between approximately $1.1 billion and $323.7 billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. As a blend fund, the fund assets will be invested in equity securities with both growth and value characteristics. This Fund may be used as part of a fund of funds strategy.

Goldman Sachs Asset Management, L.P. (“GSAM”) seeks to outperform the S&P 500 Index by overweighting stocks that it believes are more likely to outperform the benchmark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	14.67%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.27%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	22.20%	-0.79%	-1.94%
Institutional Class Return After Taxes on Distributions	21.93%	-1.07%	-2.22%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	14.78%	-0.64%	-1.67%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	-0.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Goldman Sachs Asset Management, L.P.

  Andrew Alford (since 2007), Managing Director, Senior Portfolio Manager
  Kent Daniel (since 2009), Managing Director, Co-CIO, co-head of QIS Research
  Katinka Domotorffy (since 2009), Managing Director, Head of QIS, CIO

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 261 and 262, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

LARGECAP BLEND FUND II

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.75%
Other Expenses					0.03%
		Total Annual Fund Operating Expenses			0.78%
Fee Waiver					0.02%
	Total Annual Fund Operating Expenses after Fee Waiver				0.76%

Principal has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2011.
The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$78	$247	$431	$964

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
79.8% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an actively managed portfolio of common stocks, but who prefer investing in larger, established companies.

Principal Investment Strategies
The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index (as of the most recent calendar year end, this range was between approximately
$1.1 billion and $323.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. As a blend fund, the fund assets will be invested in equity securities with both growth and value characteristics. Small- and mid-capitalization stocks and foreign stocks may also be purchased in keeping with Fund objectives. The market capitalization of companies in the Fund's portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase equity securities of a company it owns if the company's market capitalization falls outside of the index range.

T. Rowe Price Associates, Inc. (“T. Rowe Price”) uses a disciplined portfolio construction process whereby it weights each sector and industry approximately the same as the S&P 500 Index. Within each sector and industry, the weighting of individual fund holdings can vary significantly from their weighting within the S&P 500 Index. T. Rowe Price’s portfolio is constructed to outperform the S&P 500 Index by overweighting those stocks that are viewed favorably relative to their weighting in the Index, and underweighting or avoiding those stocks that are viewed negatively. T. Rowe Price equity analysts select stocks within industries where they have focused expertise. The analysts actively select stocks from the industries they cover, and determine the stocks’ weights within their industry-specific portfolios, based on fundamental research, which considers various factors such as the quality of the business franchise, earnings growth potential of a company, and valuation.

ClearBridge Advisors, LLC (“ClearBridge”) seeks to construct an investment portfolio with a weighted average market capitalization similar to the S&P 500 Index. ClearBridge uses fundamental analysis to identify companies it views as high quality and to determine whether it believes the companies' equity securities are relatively over- or under-valued. ClearBridge favors companies with above-average growth in dividend yields.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	16.89%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.93%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	29.58%	1.13%	1.52%
Institutional Class Return After Taxes on Distributions	29.34%	0.27%	0.85%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	19.55%	0.88%	1.20%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	-0.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor:
Principal Management Corporation
• Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):
ClearBridge Advisors, LLC
• Scott Glasser (since 2009), Senior Portfolio Manager and Managing Director
• Michael Kagan (since 2009), Senior Portfolio Manager and Managing Director

T. Rowe Price Associates, Inc.
• Anna M. Dopkin (since 2007), Vice President
• Ann M. Holcomb (since 2009), Vice President

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

LARGECAP GROWTH FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.64%
Other Expenses					0.01%
		Total Annual Fund Operating Expenses			0.65%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$66	$208	$362	$810

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
86.5% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies
The Fund invests primarily in equity securities of large capitalization companies with strong earnings growth potential.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $323.7billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. To meet its investment objective, the Fund may invest in initial public offerings and foreign securities. This
Fund may be used as part of a fund of funds strategy.

Columbus Circle Investors (“CCI”) uses a bottom-up approach (focusing on individual stock selection rather than forecasting market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in depth analysis of company fundamentals in the context of the prevailing economic environment, CCI’s team of investment professionals selects companies that meet the criteria of positive momentum in a company’s progress and positive surprise in reported results.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The R-3 Class shares were first sold on December 6, 2000.

During 2003, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	15.75%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-25.80%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	27.18%	1.94%	-2.97%(1)
Institutional Class Return After Taxes on Distributions	27.17%	1.81%	-3.06%(1)
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	17.67%	1.68%	-2.47%(1)
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	37.21%	1.63%	-2.87%

(1)	During 2003, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Columbus Circle Investors

  Thomas J. Bisighini (since 2009), Senior Vice President/Co-Portfolio Manager
  Anthony Rizza (since 2005), Senior Managing Director/Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 261 and 262, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

LARGECAP GROWTH FUND I

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.73%
Other Expenses					0.01%
		Total Annual Fund Operating Expenses			0.74%
Fee Waiver					0.02%
	Total Annual Fund Operating Expenses after Fee Waiver				0.72%

Principal has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2011.
The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$74	$234	$409	$916

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
98.9% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies with large market capitalizations that exhibit strong growth and free cash flow potential. These companies are generally characterized as “growth” companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with market capitalizations within the range of companies in the Russell 1000® Growth Index

(as of the most recent calendar year end, this range was between approximately $0.02 billion and $323.7 billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest in some mid cap and other stocks that fall below the range of companies in the Russell Index. The Fund may invest in foreign securities. This Fund may be used as part of a fund of funds strategy.

The market capitalization of companies in the Fund’s portfolio and the Russell index will change over time, and the Fund will not automatically sell or cease to purchase the stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index range. The Fund may invest in some securities that do not meet the normal investment criteria when the sub-advisors perceive unusual opportunities for gain.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The portion of the portfolio sub-advised by Brown Investment Advisory Incorporated (“Brown”) will focus on an industry diversified but relatively concentrated portfolio of companies that seek to generate high, sustainable earnings growth rates over long periods of time. Brown will use its in-house research capabilities and other sources to identify companies that have the ability to grow revenue and/or earnings at above average rates over several years.

Brown may sell a stock or reduce its position in a stock if:

  The stock subsequently fails to meet Brown’s initial investment criteria or violates the growth thesis;
  A better opportunity is found or if funds are needed for other purposes;
  The stock becomes overvalued relative to the long-term expectation for the stock price.

In pursuing its investment objective, Brown may sell securities to secure gains, limit losses, or redeploy assets into a more promising opportunity. The fund may also increase or decrease exposure to a specific industry or broad segment of the market in an effort to protect the value of the overall portfolio.

T. Rowe Price Associates, Inc. (“T. Rowe Price”) generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. T. Rowe may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	19.84%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.75%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	52.16%	2.26%	-1.36%
Institutional Class Return After Taxes on Distributions	52.15%	1.81%	-1.62%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	33.93%	1.89%	-1.17%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	37.21%	1.63%	-2.87%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor:
Principal Management Corporation
• Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):
Brown Investment Advisory Incorporated
• Kenneth M. Stuzin (since 2009), Partner and U.S. Large-Cap Growth Equity Portfolio Manager

T. Rowe Price Associates, Inc.
• Robert W. Sharps, (since 2004), Vice President

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

•	taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

•	financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

LARGECAP GROWTH FUND II

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.93%
Other Expenses					0.01%
		Total Annual Fund Operating Expenses			0.94%
Fee Waiver					0.01%
	Total Annual Fund Operating Expenses after Fee Waiver				0.93%

Principal has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2011.
The fee waiver will reduce the Fund's Management Fees by 0.01% (expressed as a percent of average net assets on an annualized basis).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$95	$298	$519	$1,154

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
140.0% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of the most recent calendar year end, the range was between approximately $0.02 billion and $323.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest in some mid cap and other stocks that fall below the range of companies in the Russell Index. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. The Fund may also invest in foreign securities. Both Sub-Advisors (American Century Investment Management, Inc. (“American Century”) and Montag & Caldwell, Inc. (“M&C”)) use a bottom-up approach to stock selection. This means that the Sub-Advisors make investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. This Fund may be used as part of a fund of funds strategy and may actively trade portfolio securities in an attempt to achieve its investment objective.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

American Century selects stocks of larger-sized companies it believes will increase in value over time using a growth investment strategy it developed. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using its extensive computer database, as well as other primary analytical research tools, American Century tracks financial information for individual companies to identify and evaluate trends in earnings, revenues, and other business fundamentals. Under normal market conditions, the portion of the Fund’s portfolio sub-advised by American Century will primarily consist of securities of companies demonstrating business improvement. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help American Century buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

M&C seeks high quality, well-established large-cap companies that it believes are growing their near-term earnings at an above average rate. In addition to fundamental growth characteristics, M&C’s proprietary process also emphasizes valuation in order to find growth companies selling at a discount to their intrinsic value.

Pursuant to M&C’s investment approach, in addition to an initial capitalization screen, stocks selected for the Fund must:

  Have a strong history of earnings growth;
  Be attractively priced, relative to the company's potential for above-average long-term earnings and revenue growth;
  Have strong balance sheets;
  Have a sustainable competitive advantage;
  Be, or have the potential to become, industry leaders.

To manage risk, M&C limits sector and individual security exposure, and adheres to a strong sell discipline.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	15.82%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.90%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	34.34%	2.20%	-1.40%
Institutional Class Return After Taxes on Distributions	34.26%	1.29%	-1.91%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	22.42%	1.62%	-1.31%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	37.21%	1.63%	-2.87%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management Investment Advisor:

Principal Management Corporation

• Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s): American Century Investment Management, Inc.

  Gregory J. Woodhams (since 2000), Chief Investment Officer, U.S. Growth Equity - Large Cap, Vice President and Senior Portfolio Manager
  Prescott LeGard (since 2000), Vice President and Portfolio Manager

Montag & Caldwell, Inc.

  Ronald E. Canakaris (since 2009), Chairman and CIO
  Grover C. Maxwell III (since 2009), Executive Vice President
  Charles E. Markwalter (since 2009), Vice President

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 261 and 262, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

LARGECAP S&P 500 INDEX FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.15%
Other Expenses					0.10%
		Total Annual Fund Operating Expenses			0.25%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$26	$80	$141	$318

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
7.6% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that compose the S&P 500 Index. Principal Global Investors, LLC (“PGI”)
attempts to mirror the investment performance of the Index by allocating the Fund’s assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones.

As of the most recent calendar year end, the market capitalization range of the Index was between approximately $1.1 billion and $323.7 billion. Market capitalization is defined as total current market value of a company's outstanding common stock. PGI may also use stock index futures and options as a substitute for the sale or purchase of securities. This Fund may be used as part of a fund of funds strategy.

The Fund uses an indexing strategy or a passive investment approach designed to track the performance of the S&P 500. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved. The correlation between Fund and Index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund’s portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund’s ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund’s assets. PGI may also elect to omit any S&P 500 stocks from the Fund if such stocks are issued by an affiliated company.

NOTE:	“Standard & Poor’s 500” and “S&P 500® ” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s and
Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	15.80%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.11%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	26.39%	0.26%	-0.46%
Institutional Class Return After Taxes on Distributions	26.05%	-0.08%	-0.90%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	17.59%	0.24%	-0.45%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	-0.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management Investment Advisor: Principal Management Corporation Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  Dirk Laschanzky (since 2003), Portfolio Manager
  Scott W. Smith (since 2007), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 261 and 262, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

LARGECAP VALUE FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.44%
Other Expenses					0.03%
		Total Annual Fund Operating Expenses			0.47%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$48	$151	$263	$591

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
170.2% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Principal Investment Strategies
The Fund invests primarily in equity securities of large capitalization companies. Under normal circumstances, the
Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell
1000® Value Index, which as of the most recent calendar year end ranged between approximately $0.02 billion and
$323.7 billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

The Fund invests in stocks that, in the opinion of Principal Global Investors, LLC ("PGI"), are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios
(P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends.

The equity investment philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	15.95%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.80%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	15.69%	-0.76%	1.36%
Institutional Class Return After Taxes on Distributions	15.36%	-1.57%	0.71%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	10.65%	-0.59%	1.13%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	19.69%	-0.25%	2.23%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  Arild Holm (since 2007), Portfolio Manager
  Jeffrey A. Schwarte (since 2010), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 261 and 262, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

LARGECAP VALUE FUND I

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.79%
Other Expenses					0.00%
		Total Annual Fund Operating Expenses			0.79%
Fee Waiver					0.01%
	Total Annual Fund Operating Expenses after Fee Waiver				0.78%

Principal has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2011.
The fee waiver will reduce the Fund's Management Fees by 0.01% (expressed as a percent of average net assets on an annualized basis).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$80	$251	$438	$977

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
114.5% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

Principal Investment Strategies
The Fund invests primarily in equity securities of large capitalization companies. Under normal circumstances, the
Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value
Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $323.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in value stocks; value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The Fund may invest in some mid cap and other stocks that fall below the range of companies in the Russell Index. The Fund may invest in securities of foreign companies. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

In selecting securities, UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) focuses on, among other things, identifying discrepancies between a security’s fundamental value and its market price. In this context, the fundamental value of a given security is the assessment of UBS Global AM of what a security is worth. UBS Global AM seeks to select securities with fundamental values that it estimates to be greater than its market value at any given time. For each stock under analysis, UBS Global AM bases its estimates of fundamental value upon economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. UBS Global AM then compares its assessment of a security’s value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics. UBS Global AM derives investment value and organizes collective investment insights with an emphasis on primary research and company visits.

Thompson, Siegel & Walmsley LLC (“TS&W”) invests using a four-factor screen to narrow the large universe of stocks with market capitalizations greater than $3 billion. The result of the screen is a group of approximately 250 companies that TS&W believes are the most attractive in each of the nine economic sectors of the Russell 1000® Value Index. The screen is based on discounted cash flow analysis, relative cash flow multiples, earnings potential and recent price action.

Fundamental analysis is then used to build a portfolio of approximately 50-65 large capitalization stocks. TS&W’s research analysts focus on key drivers of performance and catalysts that might affect the outlook for a company and its future valuation. They evaluate proprietary and publicly available information, including broker and independent research, company filings and trade periodicals. They may speak with company management to hear their perspectives and outlook on the pertinent business issues. TS&W’s analysts apply a consistent and disciplined review in a team environment that encourages critical thinking and analysis for each company considered for investment. The process employs risk controls and a rigorous sell discipline.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	19.23%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-24.98%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	22.54%	-0.57%	1.63%
Institutional Class Return After Taxes on Distributions	22.30%	-0.96%	1.26%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	14.97%	-0.46%	1.41%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	19.69%	-0.25%	2.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor:

Principal Management Corporation

• Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s): Thompson, Siegel & Walmsley LLC

  John S. Pickler (since 2009), Portfolio Manager and Research Analyst
  Charles J. Wittmann (since 2009), Portfolio Manager and Research Analyst
  Elizabeth Cabell Jennings (since 2009), Portfolio Manager

UBS Global Asset Management (Americas) Inc.

  Thomas M . Cole (since 2004), Head of North American Equities, Research Director for North American Equities, and a Managing Director
  Thomas J. Digenan (since 2004), North American Equity Strategist and Managing Director
  John C. Leonard (since 2004), Global Head of Equities and Member, UBS Group Managing Board

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 261 and 262, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

LARGECAP VALUE FUND III

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.78%
Other Expenses					0.00%
		Total Annual Fund Operating Expenses			0.78%
Fee Waiver					0.01%
	Total Annual Fund Operating Expenses after Fee Waiver				0.77%

Principal has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2011.
The fee waiver will reduce the Fund's Management Fees by 0.01% (expressed as a percent of average net assets on an annualized basis).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$79	$248	$432	$965

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
98.7% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with large market capitalizations similar to companies in the Russell 1000 Value Index (approximately $0.02 billion to $323.7 billion as of the most recent calendar year end) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.The Fund may invest in some mid cap and other stocks that fall below the range of companies in the Russell Index. The Fund invests in value stocks; value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The Fund may invest in securities of foreign companies and may be used as part of a fund of funds strategy.

AllianceBernstein L.P. (“AllianceBernstein”) invests primarily in undervalued equity securities of companies that it believes offer above-average potential for earnings growth. It seeks securities that exhibit low financial ratios and can be acquired for less than what AllianceBernstein believes is their intrinsic value or have an attractive price relative to the value of expected future dividends. These investments may include securities of companies that have not performed well in the recent past but are undergoing management, corporate, asset restructuring or other transitions. Portfolio securities that have reached their intrinsic value or a target financial ratio will generally be sold.

Westwood Management Corp. (“Westwood”) generally invests in approximately 40-60 securities that it believes are currently undervalued in the market and possess limited downside risk. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt/equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood may determine to sell a security that has reached a predetermined price target or if a change to a company's fundamentals negatively impacts the original investment thesis. Westwood will not necessarily sell a security that has depreciated below the Fund's target capitalization range.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	15.89%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.54%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	19.07%	-2.72%	2.06%
Institutional Class Return After Taxes on Distributions	18.78%	-3.42%	1.51%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	12.78%	-2.14%	1.81%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	19.69%	-0.25%	2.23%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor:

Principal Management Corporation

• Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s): AllianceBernstein L.P.

  Christopher W. Marx (since 2006), Senior Portfolio Manager
  Joseph Gerard Paul (since 2009), Co-CIO -- US Large Cap Value Equities; CIO--North American Value Equities; Global Head--Diversified Value Services
  John D. Phillips, Jr. (since 2002), Senior Portfolio Manager
  David Yuen (since 2009), Co-CIO and Director of Research--US Value Equities; CIO--Advanced Value Fund

Westwood Management Corp.

  Susan M. Byrne (since 2008), Chairman and Chief Investment Officer
  Mark R. Freeman (since 2008), Senior Vice President and Portfolio Manager
  Kellie R. Stark (since 2008), Executive Vice President and Associate Portfolio Manager
  Scott D. Lawson (since 2008), Vice President and Senior Research Analyst
  Jay K. Singhania (since 2008), Vice President and Research Analyst

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 261 and 262, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

PRINCIPAL CAPITAL APPRECIATION FUND (PREVIOUSLY WEST COAST EQUITY FUND)

Objective: The Fund seeks to provide long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.58%
Other Expenses					0.01%
		Total Annual Fund Operating Expenses			0.59%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$60	$189	$329	$738

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
23.8% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth, as well as the risks of investing in below investment grade bonds and real estate investment trust securities.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small, medium, and large capitalization companies.

The Fund may invest up to 20% of its assets in both real estate investment trust ("REIT") securities and below investment-grade fixed-income securities (sometimes called "junk bonds") (rated at the time of purchase BB+ or lower by S&P or Ba1 or lower by Moody’s). The Fund may invest in securities of foreign issuers. This Fund may be used as part of a fund of funds strategy.

In selecting investments for the Fund, Edge Asset Management, Inc. (“Edge”) selects equity securities based upon rigorous fundamental analysis that assesses the quality of each company's business, earnings growth potential, and stock valuation. Edge seeks to invest in good businesses that are well-managed, hold competitive advantages and generate high returns on invested capital. Also taken into consideration is the industry in which a company operates, its position in the marketplace and the barriers to entry to prevent further competition. Edge seeks to buy companies at attractive prices compared to their business value.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on November 24,1986.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘01	29.92%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘01	-25.10%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	29.97%	2.84%	5.11%
Institutional Class Return After Taxes on Distributions	29.68%	2.18%	4.26%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	19.87%	2.43%	4.19%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	28.34%	0.76%	-0.20%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Philip M. Foreman (since 2002), Portfolio Manager

For Important Information About:

• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

MIDCAP BLEND FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.65%
Other Expenses					0.05%
	Total Annual Fund Operating Expenses				0.70%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$72	$224	$390	$871

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
12.9% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Principal Investment Strategies
The Fund invests primarily in equity securities of medium capitalization companies. Under normal circumstances, the
Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell
Midcap ® Index (as of the most recent calendar year end, this range was between approximately $0.03 billion and
$15.5 billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

In selecting securities for investment, Principal Global Investors, LLC (“PGI”) looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

PGI believes that superior stock selection is the key to consistent out-performance. PGI seeks to achieve superior stock selection by systematically evaluating company fundamentals and in-depth original research.

PGI focuses its stock selections on established companies that it believes have a sustainable competitive advantage. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark.

The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	17.76%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-23.77%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	33.08%	3.75%	6.25%
Institutional Class Return After Taxes on Distributions	32.92%	2.73%	5.44%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	21.70%	3.17%	5.36%
Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	40.48%	2.43%	4.81%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• K. William Nolin (since 2000), Portfolio Manager

For Important Information About:

• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

MIDCAP GROWTH FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.65%
Other Expenses					0.12%
		Total Annual Fund Operating Expenses			0.77%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$79	$246	$428	$954

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
227.2% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies
The Fund invests primarily in equity securities of medium capitalization companies with strong earnings growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of the most recent calendar year end, this range was between approximately $0.03 billion and $15.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in growth stocks;

growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The Fund may actively trade portfolio securities in an attempt to achieve its investment objective, invest its assets in securities of foreign issuers, purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

Columbus Circle Investors (“CCI”) uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above-average potential for earnings growth in the context of the prevailing economic environment. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q4 ‘01	35.67%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘01	-36.43%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	26.66%	2.23%	-3.76%
Institutional Class Return After Taxes on Distributions	26.66%	2.01%	-3.88%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	17.33%	1.94%	-3.10%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	46.29%	2.40%	0.22%

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Columbus Circle Investors
• Clifford G. Fox (since 2005), Senior Managing Director/Portfolio Manager
• Michael Iacono (since 2008), Managing Director/Co-Portfolio Manager
• Katerina Wasserman (since 2010), Senior Vice President, Co-Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

MIDCAP GROWTH FUND III

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.98%
Other Expenses					0.01%
		Total Annual Fund Operating Expenses			0.99%
Fee Waiver					0.02%
	Total Annual Fund Operating Expenses after Fee Waiver				0.97%

Principal has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2011.
The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$99	$313	$545	$1,211

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
126.2% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies
The Fund invests primarily in equity securities of U.S. companies with strong earnings growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of the most recent calendar year end, this range was between approximately
$0.03 billion and $15.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest in some stocks that fall below or rise above the range of companies in the Russell Index. The market capitalization of companies in the Fund's portfolio and the Russell index will change over time, and the Fund will not automatically sell or cease to purchase the stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range. The Fund may invest in some securities that do not meet the normal investment criteria when the sub-advisors perceive unusual opportunities for gain. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition. The Fund may invest in securities of foreign companies, including securities of issuers in emerging countries. This Fund may be used as part of a fund of funds strategy and may actively trade portfolio securities in an attempt to achieve its investment objective.

Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) selects stocks using a growth oriented investment approach based on proprietary research that attempts to detect and take advantage of market inefficiencies. Its approach combines human insight and intuition, finance and behavioral theory, and quantitative and statistical methods in a proprietary process it refers to as “disentangling.” The disentangling process evaluates various market inefficiencies simultaneously, isolating each potential source of return.

Jacobs Levy believes that disentangling provides more reliable predictions of future stock price behavior than simple single-factor analyses. Security valuation entails sophisticated modeling of large numbers of stocks and proprietary factors based on reasonable, intuitive relationships. The firm examines a wide range of data, including balance sheets and income statements, analyst forecasts, corporate management signals, economic releases, and security prices.

Turner Investment Partners, Inc. (“Turner”) invests the assets allocated to it in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index.

Turner selects stocks that it believes have strong earnings growth potential. Turner invests assets allocated to it in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions, Turner's portion of the Fund is fully invested.

Mellon Capital Management Corporation (“Mellon Capital”) uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. Mellon Capital holds securities generally characterized by strong earnings momentum measures and higher expected earnings per share growth.

Mellon Capital's valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy," "sell," or "hold." The decision to buy, sell or hold is made by Mellon Capital based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Mellon Capital manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q4 ‘01	24.96%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘01	-31.34%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	45.04%	2.13%	-1.47%
Institutional Class Return After Taxes on Distributions	45.04%	1.82%	-1.63%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	29.28%	1.89%	-1.20%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	46.29%	2.40%	0.22%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor:
Principal Management Corporation
•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):
Jacobs Levy Equity Management, Inc.
•	Bruce I. Jacobs (since 2008), President
•	Kenneth M. Levy (since 2008), Vice President

Mellon Capital Management Corporation
•	Ronald P. Gala (since 2002), Director, Senior Portfolio Manager, Active Equity Strategies
•	Adam T. Logan (since 2005), Vice President, Senior Portfolio Manager, Active Equity Strategies

Turner Investment Partners, Inc.
•	Tara Hedlund (since 2006), Portfolio Manager/Security Analyst, Principal
•	Christopher K. McHugh (since 2000), Vice President/Senior Portfolio Manager/Security Analyst
•	Jason Schrotberger (since 2006), Portfolio Manager, Security Analyst, Principal

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

MIDCAP S&P 400 INDEX FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.15%
Other Expenses					0.27%
Acquired Fund Fees and Expenses					0.01%
		Total Annual Fund Operating Expenses			0.43%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$44	$138	$241	$542

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
32.9% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that compose the Standard & Poor’s (“S&P”) MidCap 400 Index. Principal
Global Investors, LLC (“PGI”) attempts to mirror the investment performance of the Index by allocating the Fund’s assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of the most recent calendar year end, the market capitalization range of the Index was between approximately $0.3 billion and $7.8 billion. Market capitalization is defined as total current market value of a company's outstanding common stock. PGI may also use stock index futures and options as a substitute for the sale or purchase of securities. This fund may be used as part of a fund of funds strategy.

The Fund uses an indexing strategy or a passive investment approach designed to track the performance of the S&P MidCap 400. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved. The correlation between Fund and Index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund’s portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund’s ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund’s assets.

NOTE:	”Standard & Poor’s MidCap 400” and “S&P MidCap 400” are trademarks of The McGraw-Hill Companies, Inc.
and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by
Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	19.87%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-25.73%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	37.00%	3.07%	5.22%
Institutional Class Return After Taxes on Distributions	36.76%	2.17%	4.50%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	24.37%	2.52%	4.38%
S&P 400 MidCap Stock Index (reflects no deduction for fees, expenses, or taxes)	37.38%	3.27%	5.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Dirk Laschanzky (since 2003), Portfolio Manager
• Scott W. Smith (since 2007), Research Analyst and Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

MIDCAP VALUE FUND I

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.98%
Other Expenses					0.03%
Acquired Fund Fees and Expenses					0.01%
		Total Annual Fund Operating Expenses			1.02%
Fee Waiver					0.02%
	Total Annual Fund Operating Expenses after Fee Waiver				1.00%

Principal has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2011.
The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$102	$322	$561	$1,246

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
95.7% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity securities of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of the most recent calendar year end, the range was between approximately $0.03 billion and $13.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Fund may invest in securities of foreign companies, including securities of issuers in emerging countries. The Fund invests in value stocks; value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The mid cap value universe includes investments in real estate securities. This Fund may be used as part of a fund of funds strategy.

Goldman Sachs Asset Management, L.P. (“GSAM”) selects stocks using a value oriented investment approach. GSAM evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such company’s long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting GSAM’s view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company’s financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of GSAM, are available at attractive prices.

Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”) employs a quantitative approach for selecting securities it believes are favored in the current market environment. The firm’s proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of medium capitalization securities based on a security’s exposure and the Model’s expected return for each factor.

The portion of the Fund’s assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell Midcap Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm’s Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2003).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	22.38%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-23.74%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	33.83%	2.79%	6.27%
Institutional Class Return After Taxes on Distributions	33.40%	1.65%	5.22%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	21.99%	2.17%	5.21%
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	34.21%	1.98%	5.57%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor:
Principal Management Corporation
• Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):
Goldman Sachs Asset Management, L.P.
• Dolores Bamford (since 2003), Managing Director
• Andrew Braun (since 2003), Managing Director, Co-CIO
• Scott Carroll (since 2003), Managing Director
• Sean Gallagher (since 2003), Managing Director, Co-CIO

Los Angeles Capital Management and Equity Research, Inc.
• David R. Borger (since 2005), Director of Research
• Christine M. Kugler (since 2005), Director of Implementation
• Stuart K. Matsuda (since 2005), Director of Trading
• Hal W. Reynolds (since 2005), Chief Investment Officer
• Thomas D. Stevens (since 2005), Chairman and President

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

MIDCAP VALUE FUND III

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.65%
Other Expenses					50.92%
Acquired Fund Fees and Expenses					0.01%
		Total Annual Fund Operating Expenses			51.58%
Expense Reimbursement					50.87%
	Total Annual Fund Operating Expenses after Fee Waiver				0.71%

Principal has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and
Expenses, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.70%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$73	$6,271	$8,355	$9,152

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
111.4% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Principal Investment Strategies

The Fund invests primarily in equity securities of medium capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of the most recent calendar year end, this range was between approximately $0.03 billion and $13.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in value stocks; value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The mid cap value universe includes investments in real estate securities. Fund assets may be invested in foreign securities. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

The equity investment philosophy of Principal Global Investors, LLC (“PGI”) is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark.

The Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”) investment strategy of emphasizing low P/E ratios, low price/book ratios and high dividend yields should provide a measure of protection in down markets, helping to preserve assets. In periods of economic recovery and rising equity markets, profitability and earnings growth should be rewarded by the expansion of price/earnings ratios and the generation of excess returns. The firm conducts its own market research and believes that individual stock selection is more important than sector weightings. BHMS does not attempt to time the market for short-term gains.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	19.21%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.42%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	30.03%	2.14%	5.79%
Institutional Class Return After Taxes on Distributions	29.70%	0.67%	4.58%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	19.97%	1.49%	4.66%
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	34.21%	1.98%	6.96%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Jeffrey A. Schwarte (since 2005), Portfolio Manager

Barrow, Hanley, Mewhinney & Strauss, LLC
• James P. Barrow (since 2005), Portfolio Manager
• Mark Giambrone (since 2005), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

SMALLCAP BLEND FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.75%
Other Expenses					0.10%
Acquired Fund Fees and Expenses					0.07%
		Total Annual Fund Operating Expenses			0.92%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$94	$293	$509	$1,131

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
89.5% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Principal Investment Strategies

The Fund invests primarily in equity securities of small capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and $5.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

In selecting securities for investment, Principal Global Investors (“PGI”) looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The equity investment philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. PGI may purchase securities issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expense of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	19.83%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-26.13%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	22.02%	-0.22%	4.98%
Institutional Class Return After Taxes on Distributions	21.94%	-1.00%	4.39%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	14.42%	-0.15%	4.34%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	27.17%	0.51%	4.53%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Thomas Morabito (since 2006), Portfolio Manager
• Phil Nordhus (since 2006), Portfolio Manager
For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;
• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and
• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

SMALLCAP GROWTH FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.75%
Other Expenses					0.07%
Acquired Fund Fees and Expenses					0.01%
		Total Annual Fund Operating Expenses			0.83%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$85	$265	$460	$1,025

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
96.8% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies

The Fund invests primarily in equity securities of small capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index (as of the most recent calendar year end, the range was between approximately $0.01 billion and $5.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The equity investment philosophy of Principal Global Investors, LLC (“PGI”) is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. The Fund may invest in initial public offerings. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q4 ‘01	33.67%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘01	-33.10%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	30.12%	-1.35%	-0.67%
Institutional Class Return After Taxes on Distributions	30.12%	-1.86%	-1.21%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	19.58%	-1.08%	-0.64%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	34.47%	0.87%	1.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):

Principal Global Investors, LLC

• Thomas Morabito (since 2009), Portfolio Manager

• Phil Nordhus (since 2009), Portfolio Manager

For Important Information About:

• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 261 and 262, respectively of the Prospectus; • taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

SMALLCAP GROWTH FUND I

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
					Class
Management Fees					1.10%
Other Expenses					0.02%
		Total Annual Fund Operating Expenses			1.12%
Fee Waiver					0.02%
	Total Annual Fund Operating Expenses after Fee Waiver				1.10%

Principal has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2011.
The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$112	$354	$615	$1,361

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
159.5% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $3.0 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of the most recent calendar year end, the range was between approximately $0.01 billion and $5.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. The Fund may invest in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition. This Fund may be used as part of a fund of funds strategy and may actively trade portfolio securities in an attempt to achieve its investment objective.

AllianceBernstein L.P. (“AllianceBernstein”) employs a disciplined investment strategy when selecting growth stocks.
Using fundamental research and quantitative analysis, it looks for fast-growing companies whose prospective earnings growth has been underestimated by the marketplace or whose earnings prospects are not fully reflected in current market valuations. In doing so, AllianceBernstein analyzes such factors as:
• Earnings growth potential relative to competitors
• Market share and competitive leadership of the company's products
• Quality of management
• Financial condition (such as debt to equity ratio)
• Valuation in comparison to a stock's own historical norms and the stocks of other small-cap companies

AllianceBernstein follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.

Columbus Circle Investors (“CCI”) uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, CCI’s team of investment professionals selects companies that meet the criteria of positive momentum in a company’s progress and positive surprise in reported results.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q4 ‘01	27.26%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-29.22%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	42.92%	0.81%	-0.72%
Institutional Class Return After Taxes on Distributions	42.91%	0.36%	-0.96%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	27.90%	0.67%	-0.62%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	34.47%	0.87%	1.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor:
Principal Management Corporation
•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):
AllianceBernstein L.P.
•	Bruce K. Aronow (since 2003), US Small/SMID Cap Growth Team Leader and Portfolio Analyst/Manager
•	N. Kumar Kirpalani (since 2003), Portfolio analyst/Manager--US Small/SMID Cap Growth
•	Samantha S. Lau (since 2003), Portfolio Analyst/Manager--US Small/SMID Cap Growth
•	Wen-Tse Tseng (since 2008), Portfolio Analyst/Manager--US Small/SMID Cap Growth

Columbus Circle Investors
•	Clifford G. Fox (since 2009), Senior Managing Director/Portfolio Manager
•	Katerina Wasserman (since 2010), Senior Vice President, Co-Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

SMALLCAP GROWTH FUND II

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					1.00%
Other Expenses					0.02%
		Total Annual Fund Operating Expenses			1.02%
Fee Waiver					0.02%
	Total Annual Fund Operating Expenses after Fee Waiver				1.00%

Principal has contractually agreed to limit the Fund's Management Fees through the period ending February 28,
2011.The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$102	$322	$561	$1,246

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
131.8% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies
The Fund pursues its investment objective by investing primarily in equity securities. Under normal circumstances, the
Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of
1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and $5.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. The Fund may invest in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition. This Fund may be used as part of a fund of funds strategy. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

Utilizing fundamental analysis, Emerald Advisers, Inc. (“Emerald”) seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.

Essex Investment Management Company, LLC (“Essex”) selects stocks of companies that are exhibiting improving business fundamentals and that Essex believes are undervalued relative to each company’s future growth potential. Ordinarily, the Fund will invest in companies from all sectors of the market based on Essex’s fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Essex uses earnings models to value a company against its own history, the industry and the market to identify securities that are undervalued relative to their future growth potential. Ordinarily, the Fund will sell a stock if the business fundamentals demonstrate a significant deterioration, or if the valuation is no longer attractive relative to Essex’s long-term growth expectations.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q4 ‘01	29.90%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘01	-31.17%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	31.35%	-1.29%	-2.49%
Institutional Class Return After Taxes on Distributions	31.35%	-1.85%	-2.86%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	20.38%	-1.01%	-2.05%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	34.47%	0.87%	1.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor:
Principal Management Corporation
• Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):
Emerald Advisers, Inc.
• Joseph W. Garner (since 2005), Portfolio Manager and Director of Research
• Kenneth G. Mertz II (since 1992), Portfolio Manager, Chief Investment Officer, and President
• Peter J. Niedland (since 2009), Portfolio Manager
• Stacey L. Sears (since 2002), Portfolio Manager and Senior Vice President

Essex Investment Management Company, LLC
• Nancy B. Prial (since 2006), Portfolio Manager and Senior Principal

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

SMALLCAP S&P 600 INDEX FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.15%
Other Expenses					0.07%
		Total Annual Fund Operating Expenses			0.22%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$23	$71	$124	$280

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
22.8% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that compose the Standard & Poor’s (“S&P”) SmallCap 600 Index.
Principal Global Investors, LLC (“PGI”) attempts to mirror the investment performance of the Index by allocating the
Fund’s assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an
unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representation. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of the most recent calendar year end, the market capitalization range of the Index was between approximately $0.04 billion and $2.8 billion. Market capitalization is defined as total current market value of a company's outstanding common stock. PGI may also use stock index futures and options as a substitute for the sale or purchase of securities. This fund may be used as part of a fund of funds strategy.

The Fund uses an indexing strategy or a passive investment approach designed to track the performance of the S&P SmallCap 600. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved. The correlation between Fund and Index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund’s portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund’s ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund’s assets.

NOTE:	”Standard & Poor’s SmallCap 600” and “S&P SmallCap 600” are trademarks of The McGraw-Hill Companies,
Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by
Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are: Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	20.85%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-25.21%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	25.48%	1.24%	6.31%
Institutional Class Return After Taxes on Distributions	25.33%	0.24%	5.55%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	16.77%	0.93%	5.36%
S&P SmallCap 600 Stock Index (reflects no deduction for fees, expenses, or taxes)	25.57%	1.36%	6.34%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Dirk Laschanzky (since 2003), Portfolio Manager
• Scott W. Smith (since 2007), Research Analyst and Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;
• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and
• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

SMALLCAP VALUE FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.75%
Other Expenses					0.03%
Acquired Fund Fees and Expenses					0.02%
		Total Annual Fund Operating Expenses			0.80%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$82	$255	$444	$990

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
97.2% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Principal Investment Strategies
The Fund invests primarily in equity securities of small capitalization companies. Under normal circumstances, the
Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell
2000 Value Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and
$3.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in value stocks; value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up.

The equity investment philosophy of Principal Global Investors, LLC (“PGI”) is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. The Fund may invest in initial public offerings. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class Shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	23.22%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.00%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	11.37%	-0.69%	7.35%
Institutional Class Return After Taxes on Distributions	11.22%	-1.76%	6.11%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	7.59%	-0.85%	5.96%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	20.58%	-0.01%	7.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Thomas Morabito (since 2000), Portfolio Manager

For Important Information About:

• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

SMALLCAP VALUE FUND I

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					1.00%
Other Expenses					0.03%
Acquired Fund Fees and Expenses					0.04%
		Total Annual Fund Operating Expenses			1.07%
Fee Waiver					0.02%
	Total Annual Fund Operating Expenses after Fee Waiver				1.05%

Principal has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2011.
The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$107	$338	$588	$1,304

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
76.2% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

Principal Investment Strategies

The Fund invests primarily in a diversified group of equity securities of U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Value Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and $3.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of such companies. The Fund invests in value stocks; value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The Fund’s assets may be invested in foreign securities. The Fund may invest in real estate investment trusts in an attempt to achieve its investment objective. The Fund may also purchase securities issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition. This Fund may be used as part of a fund of funds strategy.

J.P. Morgan Investment Management, Inc. (“J.P. Morgan”) uses a combination of quantitative and fundamental research, and then implements a disciplined portfolio construction process to build a portfolio. It seeks to enhance returns and reduce the volatility in the value of the Fund relative to that of the U.S. small company value universe, represented by the Russell 2000® Value Index. J.P. Morgan continuously screens the small company universe to identify those companies that exhibit favorable valuation and momentum factor rankings. J.P. Morgan ranks these companies within economic sectors according to their relative attractiveness. J.P. Morgan then selects for purchase the companies it feels to be most attractive within each economic sector.

Under normal market conditions, the portion of the Fund sub-advised by J.P. Morgan will have sector weightings comparable to that of the U.S. small company value universe though it may under or over-weight selected economic sectors. In addition, as a company moves out of the market capitalization range of the small company universe, it generally becomes a candidate for sale.

In selecting investments for the Fund, Mellon Capital Management Corporation (“Mellon Capital”) uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. Undervalued stocks are those selling at a low price relative to their profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in valuation metrics, in an attempt to identify value among individual stocks.

Rather than using broad economic or market trends, Mellon Capital selects stocks on a company-by-company basis. To ensure ample diversification, the portion of the Fund’s assets managed by Mellon Capital are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives performance.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Lifetime results are measured from the date the Institutional Class shares were first sold (December 30, 2002).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	23.26%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-25.37%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	16.13%	-2.07%	7.68%
Institutional Class Return After Taxes on Distributions	15.95%	-2.95%	6.59%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	10.73%	-1.76%	6.53%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	20.58%	-0.01%	8.57%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor:
Principal Management Corporation
•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):
J.P. Morgan Investment Management, Inc.
•	Christopher T. Blum (since 2002), Managing Director, Chief Investment Officer of the U.S. Behavioral Finance
Group
•	Dennis S. Ruhl (since 2005), Vice President, head of the U.S. Behavioral Finance Small Cap Equity Group

Mellon Capital Management Corporation
•	Ronald P. Gala (since 2002), Director, Senior Portfolio Manager, Active Equity Strategies
•	Peter D. Goslin (since 2005), Vice President, Senior Portfolio Manager, Active Equity Strategies

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

•	taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

•	financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

SMALLCAP VALUE FUND II

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.99%
Other Expenses					0.04%
Acquired Fund Fees and Expenses					0.06%
		Total Annual Fund Operating Expenses			1.09%
Fee Waiver					0.02%
	Total Annual Fund Operating Expenses after Fee Waiver				1.07%

Principal has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2011.
The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$109	$344	$599	$1,327

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
79.1% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and $3.4 billion)) or in securities with market capitalizations of $3.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund invests in value stocks; value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. This Fund may be used as part of a fund of funds strategy.

Dimensional Fund Advisors (“Dimensional”) invests Fund assets primarily in a diversified group of equity securities of small cap U.S. companies which Dimensional believes to be value stocks at the time of purchase. Dimensional considers small cap companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Under Dimensional’s market capitalization guidelines described above, as of December 31, 2009, the market capitalization of a small cap company was defined by the 10% market capitalization guideline, which was $2,210 million or below. This dollar amount will change due to market conditions.

Dimensional considers a security to be a value stock primarily because the company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, Dimensional may consider additional factors such as price to cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria Dimensional uses for assessing value are subject to change from time-to-time.

Dimensional uses a market capitalization weighted approach in determining individual security weights. The higher the relative market capitalization of the security, the greater its representation in the Fund. Dimensional may adjust market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by Dimensional given market conditions. Dimensional may deviate from market capitalization weighting to limit or fix the exposure of the Fund to a particular issuer to a maximum proportion of the assets of the Fund. Dimensional also may exclude the stock of a company that meets applicable market capitalization criterion if Dimensional determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. Such adjustments may result in a deviation from traditional market capitalization weighting.

Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”) employs a quantitative approach in selecting securities it believes are favored in the current market environment. The firm’s proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of small capitalization securities based on a security’s exposure, and the Model’s expected return for each factor.

Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell 2000 Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm’s Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.

Vaughan Nelson Investment Management, LP (“Vaughan Nelson”) invests in small capitalization companies with a focus on absolute return using a bottom-up value oriented investment process. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:
• companies earning a positive economic margin with stable-to-improving returns;
• companies valued at a discount to their asset value; and
• companies with an attractive dividend yield and minimal basis risk.

In selecting investments, Vaughan Nelson generally employs the following strategy:

  value driven investment philosophy that selects stocks selling at attractive values based upon anticipated fundamentals of the business. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.
  Vaughan Nelson starts with an investment universe of 5,000 securities, then, using value-driven screens, creates a research universe of companies with market capitalizations of at least $100 million;
  uses fundamental analysis to construct a portfolio of securities that Vaughan Nelson believes has an attractive return potential.

Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson’s price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Lifetime results are measured from the date the Institutional Class shares were first sold (June 1, 2004).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	23.87%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-27.06%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	32.34%	-0.31%	2.64%
Institutional Class Return After Taxes on Distributions	32.18%	-1.96%	1.11%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	21.02%	-0.64%	1.91%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	20.58%	-0.01%	3.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor:
Principal Management Corporation
•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):
Dimensional Fund Advisors
•	Stephen A. Clark (since 2008), Senior Portfolio Manager, Vice President, and chairman of the Investment
Committee

Los Angeles Capital Management and Equity Research, Inc.
•	David R. Borger (since 2009), Director of Research
•	Christine M. Kugler (since 2009), Director of Implementation
•	Stuart K. Matsuda (since 2009), Director of Trading
•	Hal W. Reynolds (since 2009), Chief Investment Officer
•	Thomas D. Stevens (since 2009), Chairman and President

Vaughan Nelson Investment Management, LP

• Chris Wallis (since 2005), Senior Portfolio Manager
• Scott Weber (since 2005), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

DIVERSIFIED INTERNATIONAL FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.88%
Other Expenses					0.03%
		Total Annual Fund Operating Expenses			0.91%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$93	$290	$504	$1,120

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
115.6% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S.
currencies.

Principal Investment Strategies

The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in foreign securities, which are:

  companies with their principal place of business or principal office outside the U.S. or companies for which the principal securities trading market is outside the U.S.

Primary consideration is given to securities of corporations of developed areas, such as Western Europe, Canada, Australia, New Zealand, and the Pacific Islands. However, the Fund may invest in emerging market securities in an attempt to achieve its investment objective. The Fund will invest in equity securities of small, medium, and large capitalization companies.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.

The equity management philosophy of Principal Global Investors, LLC (“PGI”) is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark.

The Fund may actively trade securities in an attempt to achieve its investment objective. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	21.29%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘08	-24.03%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	27.37%	4.60%	3.13%
Institutional Class Return After Taxes on Distributions	27.35%	3.57%	2.45%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	18.54%	4.15%	2.76%
MSCI ACWI Ex-US Index (reflects no deduction for fees, expenses, or taxes)	41.45%	5.83%	5.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Paul H. Blankenhagen (since 2003), Portfolio Manager
• Juliet Cohn (since 2004), Managing Director - Portfolio Manager
•	Chris Ibach (since 2005), Associate Portfolio Manager and Equity Research Analyst

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

GLOBAL REAL ESTATE SECURITIES FUND

Objective: The Fund seeks to generate a total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.90%
Other Expenses					2.86%
		Total Annual Fund Operating Expenses			3.76%
Expense Reimbursement					2.81%
Total Annual Fund Operating Expenses After Expense Reimbursement)					0.95%

Principal has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending
February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.95%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$97	$844	$1,660	$3,789

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
131.1% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors who seek a total return, want to invest in
U.S. and non-U.S. companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry (“real estate companies”). For purposes of the Fund’s investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies

(“real estate companies”) include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry such as building supply manufacturers, mortgage lenders, and mortgage servicing companies. The Fund may invest up to 10% of its assets in fixed income securities issued by real estate companies. The Fund will invest in equity securities of small, medium, and large capitalization companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

Real estate investment trusts (“REITs”) are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs in the U.S. are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs, are characterized as:

  Equity REITs, which primarily own property and generate revenue from rental income;
  Mortgage REITs, which invest in real estate mortgages; and
  Hybrid REITs, which combine the characteristics of both equity and mortgage REITs.

Some foreign countries have adopted REIT structures that are very similar to those in the United States. Similarities include pass through tax treatment and portfolio diversification. Other countries may have REIT structures that are significantly different than the U.S. or may not have adopted a REIT like structure at all. The Fund may invest a significant percentage of its portfolio in REITs and foreign REIT-like entities.

The Fund is “non-diversified” which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. The Fund will typically have investments located in a number of different countries, which may include the U.S. The Fund may invest in companies located in countries with emerging securities markets.

The Fund may engage in certain options transactions, enter into financial futures contracts, currency forwards, and related options for the purpose of portfolio hedging and other purposes.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares commenced operations on October 1, 2007.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	31.10%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-29.70%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	Life of Fund
Institutional Class Return Before Taxes	36.36%	-17.10%
Institutional Class Return After Taxes on Distributions	34.33%	-18.11%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	23.63%	-14.78%
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or
taxes)	38.26%	-17.47%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Real Estate Investors, LLC
• Simon Hedger (since 2007), Portfolio Manager
• Chris Lepherd (since 2007), Portfolio Manager
• Kelly D. Rush (since 2007), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

INTERNATIONAL EMERGING MARKETS FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					1.19%
Other Expenses					0.08%
		Total Annual Fund Operating Expenses			1.27%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$129	$403	$697	$1,534

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
133.4% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Principal Investment Strategies
The Fund invests in foreign securities, which are:
• companies with their principal place of business or principal office in emerging market countries or
• companies for which their principal securities trading market is an emerging market country.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in emerging market country equity securities. For this Fund, the term “emerging market country” means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and MSCI Emerging Markets Index). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Principal Global Investors, LLC (“PGI”) focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

The equity management philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. The Fund will invest in equity securities of small, medium, and large capitalization companies.

The Fund may engage in certain options transactions, enter into financial futures contracts, currency forwards, and related options for the purpose of portfolio hedging, and other purposes. The Fund may actively trade securities in an attempt to achieve its investment objective. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	29.13%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘08	-29.07%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	68.59%	15.23%	15.06%
Institutional Class Return After Taxes on Distributions	68.76%	13.18%	13.71%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	45.24%	12.55%	12.99%
MSCI - Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or
taxes)	78.51%	15.51%	15.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Michael Ade (since 2007), Portfolio Manager
•	Mihail Dobrinov (since 2007), Research Analyst and Portfolio Manager
• Michael L. Reynal (since 2001), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

INTERNATIONAL FUND I

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					1.08%
Other Expenses					0.05%
		Total Annual Fund Operating Expenses			1.13%
Fee Waiver					0.03%
	Total Annual Fund Operating Expenses after Fee Waiver				1.10%

Principal has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2011.
The fee waiver will reduce the Fund's Management Fees by 0.03% (expressed as a percent of average net assets on an annualized basis).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$112	$356	$619	$1,371

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
102.4% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S.
currencies.

Principal Investment Strategies
The Fund normally invests in foreign securities, which are:
• companies with their principal place of business or principal office outside the U.S. or
• companies for which the principal securities trading market is outside the U.S.

The Fund may actively trade portfolio securities in an attempt to achieve its investment objective and be used as part of a fund of funds strategy. The Fund invests in value stocks; value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The Fund also invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. The Fund's investments will normally be diversified across different countries and regions.

Pyramis Global Advisors, LLC (“Pyramis”) normally invests the Fund's assets primarily in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the MSCI -EAFE Index NDTR D (as of the most recent calendar year end, this range was between approximately $0.05 billion and $215.8 billion)) at the time of purchase. In allocating the investments across countries and regions, Pyramis will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the Fund, Pyramis relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Fund, Pyramis invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.

Schroder Investment Management North America, Inc. and Schroder Investment Management North America Limited (collectively known as “Schroders”) normally invests a substantial portion of the assets allocated to it in equity securities of issuers in countries included in the Morgan Stanley Capital International EAFE Index. Schroders relies on a fundamental, research-driven, bottom-up approach to identify issuers that it believes offer the potential for capital growth. Schroders typically invests in forty to sixty companies located outside of the United States at any one time. In identifying candidates for investment, Schroders may consider the issuer's likelihood of above average earnings growth, the securities' attractive relative valuation, the quality of the securities, and whether the issuer has any proprietary advantages. Schroders generally sells securities when it believes they are fully priced or when significantly more attractive investment candidates become available. Schroders may invest in companies of any market capitalization. Schroders may invest in securities of issuers domiciled or doing business in "emerging market" countries.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative "structured equity" strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2003).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	22.60%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.83%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	25.01%	2.91%	5.72%
Institutional Class Return After Taxes on Distributions	24.98%	2.04%	4.92%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	16.89%	2.55%	4.98%
MSCI - EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	31.78%	3.54%	6.53%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor:
Principal Management Corporation
•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):
Pyramis Global Advisors, LLC
•	Cesar E. Hernandez (since 2003), Senior Vice President and Portfolio Manager

Schroder Investment Management North America Inc.

Sub-Sub-Advisor(s) and Portfolio Manager(s):
Schroder Investment Management North America Limited
•	Virginie Maisonneuve (since 2010), Head of Global and International Equities
•	Simon Webber (since 2010), Global and International Equities – Fund Manager and Global Sector Specialist

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

INTERNATIONAL GROWTH FUND

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.98%
Other Expenses					0.03%
		Total Annual Fund Operating Expenses			1.01%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$103	$322	$558	$1,236

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
137.7% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S.
currencies.

Principal Investment Strategies
The Fund invests in equity securities of companies domiciled in any of the nations of the world. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. The Fund invests in equity securities of foreign companies, which are:
•	companies with their principal place of business or principal offices outside the U.S. or
•	companies for which the principal securities trading market is outside the U.S.

The equity management philosophy of Principal Global Investors, LLC (“PGI”) is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective and may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Lifetime results are measured from the date the Institutional Class shares were first sold (December 6, 2000).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	18.41%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘08	-25.79%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	23.08%	2.25%	2.56%
Institutional Class Return After Taxes on Distributions	23.19%	1.03%	1.59%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	15.80%	1.91%	2.06%
MSCI World Ex-US Growth Index (reflects no deduction for fees, expenses, or taxes)	30.66%	4.24%	2.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Steve Larson (since 2004), Portfolio Manager
• John Pihlblad (since 2005), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

INTERNATIONAL VALUE FUND I

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					1.09%
Other Expenses					0.05%
		Total Annual Fund Operating Expenses			1.14%
Fee Waiver and Expense Reimbursement					0.04%
	Total Annual Fund Operating Expenses after Fee Waiver				1.10%

Principal has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending
February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.10%.

Principal has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2011.
The fee waiver will reduce the Fund's Management Fees by 0.03% (expressed as a percent of average net assets on an annualized basis).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$112	$358	$623	$1,382

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
77.7% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S.
currencies.

Principal Investment Strategies
The Fund invests in a portfolio of equity securities of foreign companies. Foreign companies are
• companies with their principal place of business or principal office outside the U.S. or
• companies for which the principal securities trading market is outside the U.S.

The Fund invests primarily in value stocks; value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The Fund may engage in active and frequent trading of the securities in its portfolio (e.g., greater than 100% turnover), which would increase transaction costs incurred by the Fund. This Fund may be used as part of a fund of funds strategy.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

Causeway Capital Management LLC (“Causeway”) may invest up to 32% of the assets allocated to it in securities of companies located in any one country, except this limit is 37% in the U.K. Causeway may invest up to 10% of the total assets allocated to it in companies in emerging (less developed) markets. Causeway considers each of the following value characteristics in making investment decisions for the Fund:

• Low price-to-earnings ratio (stock price divided by earnings per share) relative to the sector
• High yield (percentage rate of return paid on a stock in dividends and share repurchases) relative to the market
• Low price-to-book value ratio (stock price divided by book value per share) relative to the market
• Low price-to-cash flow ratio (stock price divided by net income plus noncash charges per share) relative to the market
• Financial strength

Generally, price-to-earnings and yield are the most important factors for Causeway.

AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) will typically invest assets allocated to it in the approximately 21 different countries across three regions represented by the MSCI-EAFE Value Index. Under normal market circumstances, AXA Rosenberg's investments will involve securities principally traded in at least three different countries, although under certain adverse investment conditions, AXA Rosenberg may restrict the number of securities markets in which its assets will be invested.

AXA Rosenberg employs a bottom-up approach to investing by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors. AXA Rosenberg seeks to identify mispriced stocks across industries and countries, through rigorous analysis of a company's fundamental data. AXA Rosenberg's stock selection process is driven by proprietary technology known as ''expert systems,'' which are designed to analyze the fundamentals of the more than 19,000 securities currently in AXA Rosenberg's global universe. AXA Rosenberg uses two stock selection models to evaluate the relative attractiveness of the stocks in its universe: (1) its Valuation Model, which estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model, which estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimates and broker buy/sell recommendations.

AXA Rosenberg favors stocks that appear attractive from the perspective of the Valuation and Earnings Forecast Models while seeking to construct a portfolio that is similar to its MSCI-EAFE Value Index benchmark with respect to characteristics such as market capitalization, country and industry weightings, and other risk exposures.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	22.88%
Lowest return for a quarter during the period of the bar chart above:	Q1 ‘09	-15.66%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	Life of Fund
Institutional Class Return Before Taxes	26.88%	9.49%
Institutional Class Return After Taxes on Distributions	25.86%	8.76%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	18.25%	7.90%
MSCI EAFE Value Index (reflects no deduction for fees, expenses, or taxes)	34.23%	4.06%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

LifeTime results are measured from the date the Institutional Class Shares were first sold (September 30, 2008).

Management

Investment Advisor:

Principal Management Corporation

• Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):

AXA Rosenberg Investment Management LLC

• William E. Ricks (since 2008), Chief Investment Officer

• Kathleen Houssels (since 2009), Deputy Chief Investment Officer

Causeway Capital Management LLC

• James A. Doyle (since 2008), Director

• Kevin Durkin (since 2008), Director

• Jonathan P. Eng (since 2008), Director

• Harry W. Hartford (since 2008), President

• Sarah H. Ketterer (since 2008), Chief Executive Officer

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

REAL ESTATE SECURITIES FUND

Objective: The Fund seeks to generate a total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.84%
Other Expenses					0.01%
		Total Annual Fund Operating Expenses			0.85%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
57.3% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund’s investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies (“real estate companies”) include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund may invest up to 10% of its assets in fixed income securities issued by real estate companies. The Fund will invest in equity securities of small, medium, and large capitalization companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Real estate investment trusts (“REITs”) are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
•	equity REITs, which primarily own property and generate revenue from rental income;
•	mortgage REITs, which invest in real estate mortgages; and
•	hybrid REITs, which combine the characteristics of both equity and mortgage REITs.
In selecting securities for the Fund, Principal-REI focuses on equity REITs.

The Fund may invest in securities of real estate companies. The Fund is “non-diversified,” which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk. The Fund could purchase shares issued by an ETF to temporarily gain broad exposure to the equity market while awaiting purchase of underlying securities. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class Shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	33.10%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-33.84%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	27.94%	2.33%	10.74%
Institutional Class Return After Taxes on Distributions	26.62%	0.47%	8.95%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	17.98%	1.76%	8.97%
MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)	28.61%	0.23%	9.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Real Estate Investors, LLC
• Kelly D. Rush (since 2000), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

PRINCIPAL LIFETIME 2010 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees(1)					0.03%
Other Expenses					0.02%
Acquired Fund Fees and Expenses					0.68%
		Total Annual Fund Operating Expenses			0.73%
(1) Management Fees have been restated to reflect current fees. Effective July 1, 2009, the Fund's Management Fees were reduced to 0.03%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$75	$233	$406	$906

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 28.4% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”) and Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	14.17%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-16.27%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	24.92%	1.31%	3.60%
Institutional Class Return After Taxes on Distributions	23.75%	0.08%	2.60%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	16.38%	0.56%	2.62%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or
taxes)	5.93%	4.97%	5.57%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	28.34%	0.76%	1.36%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	31.78%	3.54%	4.00%
Principal LifeTime 2010 Blended Index (reflects no deduction for fees, expenses, or
taxes)	18.41%	2.54%	3.74%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2010 Blended Index were 39.9% Russell 3000 Index, 14.1% MSCI EAFE
NDTR-D Index, and 46.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the
Principal LifeTime 2010 Blended Index will be 38.8% Russell 3000 Index, 13.7% MSCI EAFE NDTR-D Index, and
47.5% Barclays Capital Aggregate Bond Index.

The Investment Advisor believes the Barclays Capital Aggregate Bond Index is a better representation of the investment universe for this Fund's investment philosophy than the Russell 3000 Index.

Management

Investment Advisor:
Principal Management Corporation
• James Fennessey (since 2007), Vice President
• Michael P. Finnegan (since 2007), Chief Investment Officer
• Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
• Tim Dunbar (since 2008), Executive Director and Head of Equities
• Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

PRINCIPAL LIFETIME 2015 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Institutional
For the year ended October 31, 2009				Class
Management Fees(1)				0.03%
Other Expenses				0.02%
Acquired Fund Fees and Expenses				0.71%
	Total Annual Fund Operating Expenses 0.76%

Expense Reimbursement				0.00%
Total Annual Fund Operating Expenses After Expense Reimbursement 0.76%

Principal has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and
Expenses, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.08%.

(1) Management Fees have been restated to reflect current fees. Effective July 1, 2009, the Fund's Management Fees were reduced to 0.03%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$78	$243	$422	$942

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 9.1% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”) and Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	14.34%
Lowest return for a quarter during the period of the bar chart above:	Q1 ‘09	-8.21%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	Life of Fund
Institutional Class Return Before Taxes	24.82%	-4.69%
Institutional Class Return After Taxes on Distributions	23.82%	-5.37%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	16.13%	-4.34%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	28.34%	-7.85%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or
taxes)	5.93%	5.40%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	31.78%	-11.38%
Principal LifeTime 2015 Blended Index (reflects no deduction for fees, expenses, or
taxes)	20.19%	-1.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

LifeTime results are measured from the date the Institutional Class Shares were first sold (February 29, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2015 Blended Index were 44.9% Russell 3000 Index, 16.6% MSCI EAFE
NDTR-D Index, and 38.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the
Principal LifeTime 2015 Blended Index will be 43.9% Russell 3000 Index, 16.1% MSCI EAFE NDTR-D Index, and
40.0% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor:
Principal Management Corporation
• James Fennessey (since 2008), Vice President
• Michael P. Finnegan (since 2008), Chief Investment Officer
• Randy L. Welch (since 2008), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
• Tim Dunbar (since 2008), Executive Director and Head of Equities
• Dirk Laschanzky (since 2008), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

PRINCIPAL LIFETIME 2020 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees(1)					0.03%
Other Expenses					0.00%
Acquired Fund Fees and Expenses					0.73%
		Total Annual Fund Operating Expenses			0.76%
(1) Management Fees have been restated to reflect current fees. Effective July 1, 2009, the Fund's Management Fees were reduced to 0.03%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$78	$243	$422	$942

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.7% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”) and Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	16.10%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-18.35%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	27.45%	1.80%	3.86%
Institutional Class Return After Taxes on Distributions	26.47%	0.66%	2.94%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	18.06%	1.07%	2.90%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	28.34%	0.76%	1.36%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or
taxes)	5.93%	4.97%	5.57%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	31.78%	3.54%	4.00%
Principal LifeTime 2020 Blended Index (reflects no deduction for fees, expenses, or
taxes)	21.91%	2.24%	3.46%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2020 Blended Index were 49.7% Russell 3000 Index, 18.8% MSCI EAFE
NDTR-D Index, and 31.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the
Principal LifeTime 2020 Blended Index will be 49.0% Russell 3000 Index, 18.5% MSCI EAFE NDTR-D Index, and
32.5% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor:
Principal Management Corporation
• James Fennessey (since 2007), Vice President
• Michael P. Finnegan (since 2007), Chief Investment Officer
• Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
• Tim Dunbar (since 2008), Executive Director and Head of Equities
• Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

PRINCIPAL LIFETIME 2025 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees(1)					0.03%
Other Expenses					0.02%
Acquired Fund Fees and Expenses					0.74%
		Total Annual Fund Operating Expenses			0.79%
Expense Reimbursement					0.00%
Total Annual Fund Operating Expenses After Expense Reimbursement					0.79%

Principal has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and
Expenses, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.08%.

(1) Management Fees have been restated to reflect current fees. Effective July 1, 2009, the Fund's Management Fees were reduced to 0.03%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$81	$252	$439	$978

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 8.5% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”) and Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	15.65%
Lowest return for a quarter during the period of the bar chart above:	Q1 ‘09	-9.28%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	Life of Fund
Institutional Class Return Before Taxes	26.77%	-5.97%
Institutional Class Return After Taxes on Distributions	26.04%	-6.52%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	17.62%	-5.30%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	28.34%	-7.85%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or
taxes)	5.93%	5.40%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	31.78%	-11.38%
Principal LifeTime 2025 Blended Index (reflects no deduction for fees, expenses, or
taxes)	23.08%	-2.76%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

LifeTime results are measured from the date the Institutional Class Shares were first sold (February 29, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2025 Blended Index were 53.1% Russell 3000 Index, 20.4% MSCI EAFE
NDTR-D Index, and 26.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the
Principal LifeTime 2025 Blended Index will be 52.3% Russell 3000 Index, 20.2% MSCI EAFE NDTR-D Index, and
27.5% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor:
Principal Management Corporation
• James Fennessey (since 2008), Vice President
• Michael P. Finnegan (since 2008), Chief Investment Officer
• Randy L. Welch (since 2008), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
•	David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
• Tim Dunbar (since 2008), Executive Director and Head of Equities
• Dirk Laschanzky (since 2008), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

PRINCIPAL LIFETIME 2030 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees(1)					0.03%
Other Expenses					0.00%
Acquired Fund Fees and Expenses					0.76%
		Total Annual Fund Operating Expenses			0.79%
(1) Management Fees have been restated to reflect current fees. Effective July 1, 2009, the Fund's Management Fees were reduced to 0.03%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$81	$252	$439	$978

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 9.5% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”) and Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001)

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	17.01%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-19.94%

Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	28.83%	1.74%	3.55%
Institutional Class Return After Taxes on Distributions	27.99%	0.69%	2.70%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	18.98%	1.09%	2.69%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	28.34%	0.76%	1.36%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	31.78%	3.54%	4.00%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or
taxes)	5.93%	4.97%	5.57%
Principal LifeTime 2030 Blended Index (reflects no deduction for fees, expenses, or
taxes)	24.25%	1.84%	3.07%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2030 Blended Index were 56.3% Russell 3000 Index, 22.0% MSCI EAFE
NDTR-D Index, and 21.7% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the
Principal LifeTime 2030 Blended Index will be 55.8% Russell 3000 Index, 21.7% MSCI EAFE NDTR-D Index, and
22.5% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor:
Principal Management Corporation
• James Fennessey (since 2007), Vice President
• Michael P. Finnegan (since 2007), Chief Investment Officer
• Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
• Tim Dunbar (since 2008), Executive Director and Head of Equities
• Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

PRINCIPAL LIFETIME 2035 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees(1)					0.03%
Other Expenses					0.02%
Acquired Fund Fees and Expenses					0.77%
		Total Annual Fund Operating Expenses			0.82%
Expense Reimbursement					0.00%
Total Annual Fund Operating Expenses After Expense Reimbursement					0.82%

Principal has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and
Expenses, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.08%.

(1) Management Fees have been restated to reflect current fees. Effective July 1, 2009, the Fund's Management Fees were reduced to 0.03%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$84	$262	$455	$1,014

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 7.0% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”) and Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	16.61%
Lowest return for a quarter during the period of the bar chart above:	Q1 ‘09	-9.66%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	Life of Fund
Institutional Class Return Before Taxes	28.17%	-6.72%
Institutional Class Return After Taxes on Distributions	27.55%	-7.19%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	18.55%	-5.88%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	28.34%	-7.85%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	31.78%	-11.38%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or
taxes)	5.93%	5.40%
Principal LifeTime 2035 Blended Index (reflects no deduction for fees, expenses, or
taxes)	25.11%	-4.09%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

LifeTime results are measured from the date the Institutional Class Shares were first sold (February 29, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2035 Blended Index were 58.7% Russell 3000 Index, 23.3% MSCI EAFE
NDTR-D Index, and 18.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the
Principal LifeTime 2035 Blended Index will be 58.3% Russell 3000 Index, 23.0% MSCI EAFE NDTR-D Index, and
18.7% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor:
Principal Management Corporation
• James Fennessey (since 2008), Vice President
• Michael P. Finnegan (since 2008), Chief Investment Officer
• Randy L. Welch (since 2008), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
• Tim Dunbar (since 2008), Executive Director and Head of Equities
• Dirk Laschanzky (since 2008), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

PRINCIPAL LIFETIME 2040 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees(1)					0.03%
Other Expenses					0.01%
Acquired Fund Fees and Expenses					0.78%
		Total Annual Fund Operating Expenses			0.82%
(1) Management Fees have been restated to reflect current fees. Effective July 1, 2009, the Fund's Management Fees were reduced to 0.03%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$84	$262	$455	$1,014

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 5.8% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”) and Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	17.41%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.32%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	29.47%	1.52%	3.43%
Institutional Class Return After Taxes on Distributions	28.78%	0.58%	2.68%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	19.42%	0.98%	2.65%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	28.34%	0.76%	1.36%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	31.78%	3.54%	4.00%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or
taxes)	5.93%	4.97%	5.57%
Principal LifeTime 2040 Blended Index (reflects no deduction for fees, expenses, or
taxes)	25.98%	1.61%	2.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2040 Blended Index were 61.0% Russell 3000 Index, 24.5% MSCI EAFE NDTR-D Index, and 14.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime 2040 Blended Index will be 60.6% Russell 3000 Index, 24.4% MSCI EAFE NDTR-D Index, and 15.0% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor:
Principal Management Corporation
• James Fennessey (since 2007), Vice President
• Michael P. Finnegan (since 2007), Chief Investment Officer
• Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
• Tim Dunbar (since 2008), Executive Director and Head of Equities
• Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

PRINCIPAL LIFETIME 2045 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees(1)					0.03%
Other Expenses					0.08%
Acquired Fund Fees and Expenses					0.79%
		Total Annual Fund Operating Expenses			0.90%
Expense Reimbursement					0.03%
Total Annual Fund Operating Expenses After Expense Reimbursement					0.87%

Principal has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and
Expenses, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.08%.

(1) Management Fees have been restated to reflect current fees. Effective July 1, 2009, the Fund's Management Fees were reduced to 0.03%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$89	$283	$495	$1,105

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 4.8% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”) and Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	17.31%
Lowest return for a quarter during the period of the bar chart above:	Q1 ‘09	-10.26%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	Life of Fund
Institutional Class Return Before Taxes	29.01%	-7.20%
Institutional Class Return After Taxes on Distributions	28.46%	-7.60%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	19.12%	-6.24%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	28.34%	-7.85%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	31.78%	-11.38%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or
taxes)	5.93%	5.40%
Principal LifeTime 2045 Blended Index (reflects no deduction for fees, expenses, or
taxes)	26.56%	-4.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

LifeTime results are measured from the date the Institutional Class Shares were first sold (February 29, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2045 Blended Index were 62.8% Russell 3000 Index, 25.2% MSCI EAFE
NDTR-D Index, and 12.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the
Principal LifeTime 2045 Blended Index will be 62.4% Russell 3000 Index, 25.1% MSCI EAFE NDTR-D Index, and
12.5% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor:
Principal Management Corporation
• James Fennessey (since 2008), Vice President
• Michael P. Finnegan (since 2008), Chief Investment Officer
• Randy L. Welch (since 2008), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
• Tim Dunbar (since 2008), Executive Director and Head of Equities
• Dirk Laschanzky (since 2008), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

PRINCIPAL LIFETIME 2050 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees(1)					0.03%
Other Expenses					0.02%
Acquired Fund Fees and Expenses					0.79%
		Total Annual Fund Operating Expenses			0.84%
(1) Management Fees have been restated to reflect current fees. Effective July 1, 2009, the Fund's Management Fees were reduced to 0.03%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$86	$268	$466	$1,037

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.2% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”) and Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	17.82%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.98%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	29.77%	1.48%	2.87%
Institutional Class Return After Taxes on Distributions	29.19%	0.57%	2.16%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	19.63%	0.98%	2.21%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	28.34%	0.76%	1.36%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	31.78%	3.54%	4.00%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or
taxes)	5.93%	4.97%	5.57%
Principal LifeTime 2050 Blended Index (reflects no deduction for fees, expenses, or
taxes)	27.10%	1.66%	2.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2050 Blended Index were 64.2% Russell 3000 Index, 25.8.0% MSCI EAFE NDTR-D Index, and 10.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime 2050 Blended Index will be 64.2% Russell 3000 Index, 25.8% MSCI EAFE NDTR-D Index, and 10.0% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor:
Principal Management Corporation
• James Fennessey (since 2007), Vice President
• Michael P. Finnegan (since 2007), Chief Investment Officer
• Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
• Tim Dunbar (since 2008), Executive Director and Head of Equities
• Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

PRINCIPAL LIFETIME 2055 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees(1)					0.03%
Other Expenses					0.55%
Acquired Fund Fees and Expenses					0.80%
		Total Annual Fund Operating Expenses			1.38%
Expense Reimbursement					0.50%
Total Annual Fund Operating Expenses After Fee Expense Reimbursement					0.88%

Principal has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and
Expenses, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.08%.

(1) Management Fees have been restated to reflect current fees. Effective July 1, 2009, the Fund's Management Fees were reduced to 0.03%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$90	$379	$699	$1,607

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 34.0% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”) and Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	17.40%
Lowest return for a quarter during the period of the bar chart above:	Q1 ‘09	-10.03%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	Life of Fund
Institutional Class Return Before Taxes	29.74%	-7.37%
Institutional Class Return After Taxes on Distributions	29.22%	-7.75%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	19.59%	-6.38%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	28.34%	-7.85%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	31.78%	-11.38%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or
taxes)	5.93%	5.40%
Principal LifeTime 2055 Blended Index (reflects no deduction for fees, expenses, or
taxes)	27.10%	-5.03%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

LifeTime results are measured from the date the Institutional Class Shares were first sold (February 29, 2008).

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2055 Blended Index were 64.2% Russell 3000 Index, 25.8% MSCI EAFE
NDTR-D Index, and 10.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the
Principal LifeTime 2055 Blended Index will be 64.2% Russell 3000 Index, 25.8% MSCI EAFE NDTR-D Index, and
10.0% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor:
Principal Management Corporation
• James Fennessey (since 2008), Vice President
• Michael P. Finnegan (since 2008), Chief Investment Officer
• Randy L. Welch (since 2008), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
• Tim Dunbar (since 2008), Executive Director and Head of Equities
• Dirk Laschanzky (since 2008), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

Objective: The Fund seeks current income, and as a secondary objective, capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees(1)					0.03%
Other Expenses					0.01%
Acquired Fund Fees and Expenses					0.58%
		Total Annual Fund Operating Expenses			0.62%
(1) Management Fees have been restated to reflect current fees. Effective July 1, 2009, the Fund's Management Fees were reduced to 0.03%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$63	$199	$346	$774

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 35.9% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”) and Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Lifetime results are measured from the date the Institutional Class shares were first sold (March 1, 2001).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	9.86%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-11.26%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	18.53%	1.26%	3.58%
Institutional Class Return After Taxes on Distributions	17.10%	-0.24%	2.39%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	12.14%	0.30%	2.45%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or
taxes)	5.93%	4.97%	5.57%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	28.34%	0.76%	1.36%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	31.78%	3.54%	4.00%
Principal LifeTime Strategic Income Blended Index (reflects no deduction for fees,
expenses, or taxes)	11.80%	4.26%	5.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime Strategic Income Blended Index were 19.0% Russell 3000 Index, 6.0% MSCI
EAFE NDTR-D Index, and 75.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime Strategic Income Blended Index will be 19.0% Russell 3000 Index, 6.0% MSCI EAFE
NDTR-D Index, and 75.0% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor:
Principal Management Corporation
• James Fennessey (since 2007), Vice President
• Michael P. Finnegan (since 2007), Chief Investment Officer
• Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
• Tim Dunbar (since 2008), Executive Director and Head of Equities
• Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

STRATEGIC ASSET MANAGEMENT (“SAM”) FLEXIBLE INCOME PORTFOLIO

Objective: The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.35%
Other Expenses					0.23%
Acquired Fund Fees and Expenses					0.59%
		Total Annual Fund Operating Expenses			1.17%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$119	$372	$644	$1,420

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 11.4% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a high level of income and a low level of capital growth, with exposure to a low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds,
Inc. equity funds, fixed-income funds and money market fund (“Underlying Funds”). Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the
Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
• invests up to 40% of its assets in any single fixed-income fund as well as cash equivalents;
• generally invests no more than 30% of its net assets in equity funds; and
• may invest up to 30% of its assets in any single equity fund.

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Portfolio may also invest, including for temporary defensive purposes and to meet liquidity needs, directly in U.S. government securities, fixed-income securities rated at the time of purchase A- or higher by S&P or A3 or higher by Moody’s, commercial paper (including master notes), bank obligations and repurchase agreements.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Each of the SAM Portfolios is subject to:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.
Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The Portfolio’s performance between 1996 and 1999 benefited from the agreement of the
Portfolio’s previous adviser and its affiliates to limit the Portfolio’s expenses.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	10.86%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-6.88%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	21.29%%	3.94%	4.77%
Institutional Class Return After Taxes on Distributions	19.56%	2.38%	3.12%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	13.89%	2.55%	3.15%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or
taxes)	5.93%	4.97%	6.33%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	-0.95%
Capital Benchmark (25/75) (reflects no deduction for fees, expenses, or taxes)	21.45%	1.78%	1.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital
Benchmark 25/75 are 25% S&P 500 Index and 75% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Charlie D. Averill (since 2010), Portfolio Manager
• Jill R. Cuniff (since 2010), President and Portfolio Manager
• Todd A. Jablonski (since 2010), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE BALANCED PORTFOLIO

Objective: The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other
Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.35%
Other Expenses					0.09%
Acquired Fund Fees and Expenses					0.62%
		Total Annual Fund Operating Expenses			1.06%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$108	$337	$585	$1,294

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 9.2% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced, Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a medium to high level of income and medium to low level of capital growth, with exposure to a medium to low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc., equity funds, fixed-income funds and money market fund (“Underlying Funds”). Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations the Underlying Funds.

The Portfolio:
•	invests between 40% and 80% of its net assets in a combination of fixed-income funds and cash equivalents and between 20% and 60% of its net assets in equity funds
•	may invest up to 40% of its assets in any single fixed-income fund as well as cash equivalents
•	may invest up to 30% of its assets in any single equity fund

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Portfolio may also invest, including for temporary defensive purposes and to meet liquidity needs, directly in U.S. government securities, fixed-income securities rated at the time of purchase A- or higher by S&P or A3 or higher by Moody’s, commercial paper (including master notes), bank obligations and repurchase agreements.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Each of the SAM Portfolios is subject to:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The Portfolio’s performance between 1996 and 1999 benefited from the agreement of the Portfolio’s previous adviser and its affiliates to limit the Portfolio’s expenses.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	11.59%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-9.92%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	22.20%	3.77%	4.45%
Institutional Class Return After Taxes on Distributions	20.84%	2.39%	3.05%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	14.55%	2.61%	3.07%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or
taxes)	5.93%	4.97%	6.33%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	-0.95%
Capital Benchmark (40/60) (reflects no deduction for fees, expenses, or taxes)	14.27%	3.43%	3.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark 40/60 are 40% S&P 500 Index and 60% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Charlie D. Averill (since 2010), Portfolio Manager
• Jill R. Cuniff (since 2010), President and Portfolio Manager
• Todd A. Jablonski (since 2010), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

STRATEGIC ASSET MANAGEMENT (“SAM”) BALANCED PORTFOLIO

Objective: The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the
Balanced Portfolio should offer investors the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.35%
Other Expenses					0.07%
Acquired Fund Fees and Expenses					0.67%
		Total Annual Fund Operating Expenses			1.09%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$111	$347	$601	$1,329

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 5.1% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced, Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a medium level of income and capital growth, with exposure to a medium level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and money market fund (“Underlying Funds”). Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
•	invests between 30% and 70% of its net assets in equity funds and between 30% and 70% of its net assets in fixed-income funds and cash equivalents
•	may invest up to 30% of its assets in any single equity fund
•	may invest up to 40% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Portfolio may also invest, including for temporary defensive purposes and to meet liquidity needs, directly in U.S. government securities, fixed-income securities rated at the time of purchase A- or higher by S&P or A3 or higher by Moody’s, commercial paper (including master notes), bank obligations and repurchase agreements.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative Balanced Portfolios to:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced Portfolio to:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject to:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The Portfolio’s performance between 1996 and 1999 benefited from the agreement of the Portfolio’s previous adviser and its affiliates to limit the Portfolio’s expenses.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	13.57%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-14.44%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	24.56%	3.00%	3.33%
Institutional Class Return After Taxes on Distributions	23.60%	1.81%	2.12%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	16.20%	2.19%	2.31%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	-0.95%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or
taxes)	5.93%	4.97%	6.33%
Capital Benchmark (60/40) (reflects no deduction for fees, expenses, or taxes)	18.40%	2.52%	2.25%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark 60/40 are 60% S&P 500 Index and 40% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Charlie D. Averill (since 2010), Portfolio Manager
• Jill R. Cuniff (since 2010), President and Portfolio Manager
• Todd A. Jablonski (since 2010), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE GROWTH PORTFOLIO

Objective: The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.35%
Other Expenses					0.07%
Acquired Fund Fees and Expenses					0.70%
		Total Annual Fund Operating Expenses			1.12%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$114	$356	$617	$1,363

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 4.2% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced, Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a low to medium level of income and a medium to high level of capital growth, with exposure to a medium to high level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and money market fund (“Underlying Funds”). Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
•	generally invests at least 60% of its net assets in equity funds
•	may invest up to 40% of its assets in any single equity fund
•	may invest up to 30% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Portfolio may also invest, including for temporary defensive purposes and to meet liquidity needs, directly in U.S. government securities, fixed-income securities rated at the time of purchase A- or higher by S&P or A3 or higher by Moody’s, commercial paper (including master notes), bank obligations and repurchase agreements.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative Balanced Portfolios to:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced Portfolios to:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject to:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The Portfolio’s performance between 1996 and 1999 benefited from the agreement of the Portfolio’s previous adviser and its affiliates to limit the Portfolio’s expenses.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	14.70%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-19.12%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	25.71%	1.80%	1.89%
Institutional Class Return After Taxes on Distributions	24.86%	0.87%	0.97%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	16.71%	1.39%	1.29%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	-0.95%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or
taxes)	5.93%	4.97%	6.33%
Capital Benchmark (80/20) (reflects no deduction for fees, expenses, or taxes)	22.47%	1.52%	0.70%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark 80/20 are 80% S&P 500 Index and 20% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Charlie D. Averill (since 2010), Portfolio Manager
• Jill R. Cuniff (since 2010), President and Portfolio Manager
• Todd A. Jablonski (since 2010), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

STRATEGIC ASSET MANAGEMENT (“SAM”) STRATEGIC GROWTH PORTFOLIO

Objective: The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.35%
Other Expenses					0.13%
Acquired Fund Fees and Expenses					0.71%
		Total Annual Fund Operating Expenses			1.19%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$121	$378	$654	$1,443

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the
Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 3.7% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced,
Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a high level of capital growth, with a corresponding level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and money market fund (“Underlying Funds”). Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
•	generally invests at least 75% of its net assets in equity funds
•	may invest up to 50% of its assets in any single equity fund
•	may invest up to 25% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Portfolio may also invest, including for temporary defensive purposes and to meet liquidity needs, directly in U.S. government securities, fixed-income securities rated at the time of purchase A- or higher by S&P or A3 or higher by Moody’s, commercial paper (including master notes), bank obligations and repurchase agreements.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative Balanced Portfolios to:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced Portfolios to:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject to:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The Portfolio’s performance between 1996 and 1999 benefited from the agreement of the Portfolio’s previous adviser and its affiliates to limit the Portfolio’s expenses.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	16.26%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.21%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	27.08%	1.05%	0.89%
Institutional Class Return After Taxes on Distributions	26.78%	0.33%	0.21%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	17.99%	0.88%	0.58%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	-0.95%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or
taxes)	5.93%	4.97%	6.33%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	28.34%	0.76%	-0.20%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Investment Advisor and Sub-Advisor believe the S&P 500 Index is a better representation of the investment universe for this Fund's investment philosophy than the Barclays Capital Aggregate Bond Index or the Russell 3000 Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Charlie D. Averill (since 2010), Portfolio Manager
• Jill R. Cuniff (since 2010), President and Portfolio Manager
• Todd A. Jablonski (since 2010), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

MONEY MARKET FUND

Objective: The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.38%
Other Expenses					0.06%
Acquired Fund Fees and Expenses					0.02%
		Total Annual Fund Operating Expenses			0.46%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$47	$148	$258	$579

Investor Profile: The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.

Principal Investment Strategies
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are
U.S. dollar denominated securities which Principal Global Investors, LLC (“PGI”) believes present minimal credit risks.
At the time the Fund purchases each security, it is an “eligible security” as defined in the regulations issued under the
Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
• to take advantage of market variations;
•	to generate cash to cover sales of Fund shares by its shareholders; or
•	upon revised credit opinions of the security’s issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:

• securities issued or guaranteed by the U.S. government, including Treasury bills, notes and bonds;
• securities issued or guaranteed by agencies or instrumentalities of the U.S. government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
• bank obligations including:
• certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank;
or,
• bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
• commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
• corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
• repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week)
but may also have a longer maturity; and
• taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.

As with all mutual funds, the value of the Fund’s assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q1 ‘01	1.31%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘09	0.00%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	0.27%	3.12%	2.56%
Barclays Capital U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for
fees, expenses, or taxes)	0.23%	3.09%	2.70%

To obtain the Fund’s current yield, call 1-800-222-5852.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Tracy Reeg (since 2004), Portfolio Manager
• Alice Robertson (since 2000), Trader

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

•	taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

•	financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

SHORT-TERM BOND FUND

Objective: The Fund seeks to provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.40%
Other Expenses					0.26%
		Total Annual Fund Operating Expenses			0.66%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$67	$211	$368	$822

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
33.9% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies
The Fund invests primarily in short-term fixed-income securities. Under normal circumstances, the Fund maintains an effective maturity of four years or less and a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Fund’s assets, the maturity date of a callable security or probable securities may be adjusted to reflect the judgment of Principal Global Investors, LLC (“PGI”) regarding the likelihood of the security being called or prepaid. The Fund considers the term “bond” to mean any debt security. Under normal circumstances, it invests at least 80% of its net assets (plus any borrowings for investment purposes) in the following types of securities rated, at the time of purchase, BBB- or higher by Standard & Poor's Rating Service ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's"):
•	securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
• debt securities of U.S. issuers; and
•	mortgage-backed securities representing an interest in a pool of mortgage loans.

The Fund may invest in below-investment-grade fixed-income securities (commonly known as “junk bonds” or “high yield securities”) (rated at the time of purchase BB+ or lower by S&P or Ba1 or lower by Moody’s).

The Fund may invest in Eurodollar and Yankee Obligations and foreign securities. The Fund may invest in asset-
backed securities. The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

During the fiscal year ended October 31, 2009, the average ratings of the Fund's fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

54.64% in securities rated Aaa	20.94% in securities rated Baa	1.71% in securities rated Caa
6.13% in securities rated Aa	2.47% in securities rated Ba	0.28% in securities rated Ca
12.64% in securities rated A	1.04% in securities rated B	0.00% in securities rated C
	0.02% in securities rated D	0.13% in securities not rated

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the
Fund to be more volatile than if it had not been leveraged.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	7.18%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-8.56%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	15.03%	1.94%	3.26%
Institutional Class Return After Taxes on Distributions	12.95%	0.17%	1.93%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	9.67%	0.62%	2.18%
Barclays Capital Government/Credit 1-3 Index (reflects no deduction for fees,
expenses, or taxes)	3.82%	4.32%	4.59%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Craig Dawson (since 2005), Portfolio Manager
• Timothy R. Warrick (since 2009), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

SHORT-TERM INCOME FUND

Objective: The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.48%
Other Expenses					0.05%
		Total Annual Fund Operating Expenses			0.53%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$54	$170	$296	$665

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
40.8% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies
The Fund invests in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by Standard & Poor’s Rating Service or Baa3 or higher by Moody’s Investors Service, Inc. or, if unrated, in the opinion of Edge Asset Management, Inc. (“Edge”) of comparable quality. Under normal circumstances, the Fund maintains an effective maturity of five years or less and a dollar-weighted average duration of three years or less. The Fund’s investments may also include corporate securities, U.S. and foreign government securities, repurchase agreements, mortgage-backed and asset-backed securities, and real estate investment trust securities.

The Fund may invest in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated fixed-income securities issued by foreign issuers and foreign branches of U.S. banks. The Fund may invest in preferred securities. The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on November 1, 1993.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	3.95%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-1.75%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	11.22%	4.26%	5.07%
Institutional Class Return After Taxes on Distributions	9.74%	2.77%	3.33%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	7.25%	2.75%	3.28%
Citigroup Broad Investment Grade Credit 1-3 Years Index (reflects no deduction for fees,
expenses, or taxes)	11.04%	4.73%	5.50%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Scott J. Peterson (since 2010), Portfolio Manager

For Important Information About:

• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

BOND & MORTGAGE SECURITIES FUND

Objective: The Fund seeks to provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.52%
Other Expenses					0.01%
		Total Annual Fund Operating Expenses			0.53%
Expense Reimbursement					0.00%
Total Annual Fund Operating Expenses After Expense Reimbursement)					0.53%

Principal has contractually agreed to pay a portion of the expenses identified as Other Expenses for the Institutional
Class shares through the period ending February 28, 2011.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$54	$170	$296	$665

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
365.1% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in intermediate maturity fixed-income or debt securities rated, at the time of purchase, BBB- or higher by
Standard & Poor's Rating Service (“S&P”) or Baa3 or higher by Moody's Investors Service, Inc. (“Moody's”). These include:
• securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
• asset-backed securities or mortgage-backed securities representing an interest in a pool of mortgage loans or other assets;
• debt securities and taxable municipal bonds; and
• securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United
Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
• preferred securities and/or common and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible;
• foreign securities; or
• securities rated at the time of purchase BB+ or lower by S&P or Ba1 or lower by Moody’s (i.e. less than investment grade (commonly known as “junk bonds”)) or if not rated, of comparable quality in the opinion of the Fund’s sub-
advisor.

The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Fund (i) may actively trade securities to achieve its investment objective, and (ii) may be used as part of a fund of funds strategy.

During the fiscal year ended October 31, 2009, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

56.78% in securities rated Aaa	14.41% in securities rated Baa	1.26% in securities rated Caa
4.54% in securities rated Aa	5.64% in securities rated Ba	0.08% in securities rated Ca
11.90% in securities rated A	4.40% in securities rated B	0.02% in securities rated C
	0.07% in securities rated D	0.90% in securities not rated

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the
Fund to be more volatile than if it had not been leveraged.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	9.19%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-6.05%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	19.90%	2.58%	4.34%
Institutional Class Return After Taxes on Distributions	17.93%	0.85%	3.04%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	12.82%	1.18%	3.13%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or
taxes)	5.93%	4.97%	5.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  William C. Armstrong (since 2000), Portfolio Manager
  Timothy R. Warrick (since 2000), Portfolio Manager

Sub-Sub-Advisor(s) and Portfolio Manager(s): Spectrum Asset Management, Inc.

  L. Phillip Jacoby (since 2005), Chief Investment Officer and Portfolio Manager
  Mark A. Lieb (since 2009), President and Chief Executive Officer

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 261 and 262, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and
  financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

CORE PLUS BOND FUND I

Objective: The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.58%
Other Expenses					0.02%
		Total Annual Fund Operating Expenses			0.60%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$61	$192	$335	$750

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
356.2% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital Aggregate Bond Index, which as of December 31, 2009 was 4.57 years.

The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds") rated at the time of purchase Ba1 or lower by Moody's, or BB+ or lower by S&P, or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments of issuers that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest in preferred securities. This Fund may be used as part of a fund of funds strategy and may actively trade portfolio securities in an attempt to achieve its investment objective.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Short Sale Risk. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	4.06%
Lowest return for a quarter during the period of the bar chart above:	Q1 ‘09	-0.54%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	Life of Fund
Institutional Class Return Before Taxes	6.93%	10.50%
Institutional Class Return After Taxes on Distributions	5.47%	9.16%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	4.50%	8.18%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or
taxes)	5.93%	7.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

LifeTime results are measured from the date the Institutional Class Shares were first sold (September 30, 2008).

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Pacific Investment Management Company LLC
• William H. Gross (since 2008), Managing Director, Co-CIO

For Important Information About:

• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

GLOBAL DIVERSIFIED INCOME FUND

Objective: The Fund seeks consistent cash income through a diversified, yield-focused investment strategy.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.80%
Other Expenses					0.16%
		Total Annual Fund Operating Expenses			0.96%
Expense Reimbursement					0.06%
Total Annual Fund Operating Expenses After Expense Reimbursement					0.90%

Principal has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending
February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$92	$299	$524	$1,172

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
182.5% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking high cash returns, who are willing to accept the risk associated with investing in equities and below-investment-grade fixed income securities.

Principal Investment Strategies
The Fund generally invests a majority of its assets in fixed income asset classes, such as high yield bonds, preferred securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. In addition, the Fund invests in equity securities of global companies principally engaged in the real estate industry and value equities of global companies to provide dividend yields and diversify fixed income-
related risks in the Fund. The Fund invests in foreign securities, which are:
• companies with their principal place of business or principal office outside the U.S. or
• companies for which the principal securities trading market is outside the U.S.
The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry. The Fund will also invest in master limited partnerships ("MLPs") and other entities in the energy infrastructure sector. The Fund seeks to provide yield by having each sub-advisor focus on those securities offering the best risk-adjusted yields within their respective asset class. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

25-45% of the Fund's assets may be invested in high yield and other income-producing securities including corporate bonds, corporate loan participations and assignments, convertible securities, credit default swaps, and securities of companies in bankruptcy proceedings or otherwise in the process of debt restructuring. The "high yield" securities in which the Fund invests are commonly known as "junk bonds" which are rated at the time of purchase Ba1 or lower by
Moody's Investor Service, Inc. ("Moody's") or BB+ or lower by Standard & Poor's Rating Service ("S&P"). These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal. It is expected that this portion of the Fund will have a weighted average quality rating of B2 as measured by Moody's or B by S&P. The average duration will generally be 2-4 years. Guggenheim Investment Management, LLC manages this portion of the
Fund.

5-25% of the Fund's assets may be invested in the real estate industry. The Fund invests in equity securities of global companies principally engaged in the real estate industry ("real estate companies"). A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs"), REIT-like entities, and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building supply manufacturers, mortgage lenders, and mortgage servicing companies. This portion of the Fund may invest in smaller capitalization companies. The Fund also invests in commercial mortgage backed securities, which are bonds that are secured by first mortgages on commercial real estate. Principal Real Estate Investors, LLC manages this portion of the Fund.

10-30% of the Fund's assets may be invested primarily in preferred securities of U.S. companies primarily rated BBB-
or higher by S&P or Baa3 or higher by Moody's or, if unrated, of comparable quality in the opinion of the Sub-Advisor.
This portion of the Fund focuses primarily on the financial services, REIT, and utility industries. Spectrum Asset
Management, Inc. manages this portion of the Fund.

5-15% of the Fund's assets may be invested in a diversified portfolio of value equity securities of companies located or operating in developed countries (including the United States) and emerging markets of the world to provide dividend yields. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may also be traded in other countries including the United States. Principal Global Investors, LLC manages this portion of the Fund.

5-15% of the Fund's assets may be invested in a diversified portfolio of bond issues issued primarily by governments, their agencies, local authorities and instrumentalities and corporate entities domiciled in or exercising the predominant part of their economic activities in emerging markets in Europe, Latin America, Asia, and the Middle East. The target duration for the portfolio will be 2-3 years. The targeted credit quality range will be Baa2 to B3 as measured by
Moody's or BBB to B- by S&P. Securities denominated in local currency will be limited to 50% of the portfolio in the aggregate, and, typically, non-dollar currency exposure will not be hedged. Principal Global Investors, LLC manages this portion of the Fund.

5-15% of the Fund's assets may be invested in MLPs and companies that are organized as corporations, limited liability companies or limited partnerships in the energy infrastructure sector. Energy infrastructure companies are engaged in the transportation, storage, processing, refining, marketing, exploration, production, or mining of any mineral or natural resource. The Fund invests primarily in the mid-stream energy infrastructure market, which is comprised mostly of the following: crude oil and refined products pipeline, storage, and terminal assets; natural gas gathering and transportation pipelines, processing, and storage facilities; propane distributors; energy commodity marine transportation (including LNG transportation and processing); and other energy infrastructure assets. Most pipelines do not own the energy products they transport and, as a result, are not directly exposed to commodity price risk. Additionally, the mid-stream pipeline segment is defensive in nature due to its ownership of real long-lived assets, its stable cash flows, and relative insensitivity to commodity price cycles. Tortoise Capital Advisors, L.L.C. manages this portion of the Fund.

During the fiscal year ended October 31, 2009, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

1.20% in securities rated Aaa	25.41% in securities rated Baa	3.90% in securities rated Caa
2.13% in securities rated Aa	39.09% in securities rated Ba	0.13% in securities rated Ca
8.20% in securities rated A	17.83% in securities rated B	0.00% in securities rated C
	0.18% in securities rated D	1.93% in securities not rated

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the
Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Industry Concentration (Sector). A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Master Limited Partnership ("MLP") Risk. MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income paid by an MLP to its investors.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	20.93%
Lowest return for a quarter during the period of the bar chart above:	Q1 ‘09	-5.84%

Average Annual Total Returns

For the periods ended December 31, 2009		1 Year	Life of Fund
Institutional Class Return Before Taxes		39.95%	39.86%
Institutional Class Return After Taxes on Distributions		32.77%	32.89%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares		25.82%	29.76%
Barclays Capital U.S. Corporate High Yield - 2% Issuer Capped Index (reflects no deduction for fees,
expenses, or taxes)		58.76%	71.19%
Global Diversified Custom Index		46.09%	52.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

LifeTime results are measured from the date the Institutional Class Shares were first sold (December 15, 2008).

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Guggenheim Investment Management, LLC
•	Richard Lindquist (since 2009), Managing Director
•	Patrick Mitchell (since 2009), Managing Director

Principal Global Investors, LLC
•	Christopher Ibach (since 2008), Associate Portfolio Manager and Equity Research Analyst
•	Mustafa Sagun (since 2008), Chief Investment Officer, Equities Group
•	Jon Taylor (since 2009), Managing Director - Fixed Income

Principal Real Estate Investors, LLC
•	Simon Hedger (since 2008), Portfolio Manager
•	Chris Lepherd (since 2008), Portfolio Manager
•	Marc Peterson (since 2009), Managing Director, Portfolio Management
•	Kelly D. Rush (since 2008), Portfolio Manager

Spectrum Asset Management, Inc.
•	L. Phillip Jacoby (since 2008), Chief Investment Officer and Portfolio Manager
•	Mark A. Lieb (since 2009), President and Chief Executive Officer

Tortoise Capital Advisors, L.L.C.
•	H. Kevin Birzer (since 2009), Senior Managing Director and co-founder
•	Zachary A. Hamel (since 2009), Managing Director and co-founder
•	Kenneth P. Malvey (since 2009), Managing Director and co-founder
•	Terry C. Matlack (since 2009), Managing Director and co-founder
•	David J. Schulte (since 2009), Managing Director and co-founder

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

GOVERNMENT & HIGH QUALITY BOND FUND (PREVIOUSLY MORTGAGE SECURITIES FUND)

Objective: The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.50%
Other Expenses					0.01%
		Total Annual Fund Operating Expenses			0.51%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$52	$164	$285	$640

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
26.6% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies
Under normal circumstances, the Fund seeks to achieve its investment objective by investing primarily (at least 80%
of its net assets, plus any borrowings for investment purposes) in securities issued by the U.S. government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements.

The Fund may also invest in mortgage-backed securities that are not issued by the U.S. government, its agencies or instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements. The Fund may also invest in dollar rolls, which may involve leverage.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Industry Concentration (Sector). A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 4, 1984.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘01	4.31%
Lowest return for a quarter during the period of the bar chart above:	Q2 ‘04	-1.05%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	8.07%	5.07%	5.83%
Institutional Class Return After Taxes on Distributions	6.32%	3.29%	3.85%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	5.21%	3.27%	3.79%
Citigroup Mortgage Index (reflects no deduction for fees, expenses, or taxes)	5.76%	5.81%	6.50%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Scott J. Peterson (since 2010), Portfolio Manager

For Important Information About:

• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

HIGH QUALITY INTERMEDIATE-TERM BOND FUND

Objective: The Fund seeks to provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.40%
Other Expenses					0.63%
		Total Annual Fund Operating Expenses			1.03%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$105	$328	$569	$1,259

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
380.0% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies
The Fund invests primarily in intermediate term high-quality fixed-income securities. Under normal circumstances, the
Fund maintains an effective maturity of four years or less and a dollar-weighted effective maturity of greater than three and less than ten years. In determining the average effective maturity of the Fund’s assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect the Sub-Advisor’s (Principal Global Investors, LLC
(“PGI”)) judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term “bond”
to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
• securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
• asset-backed securities and mortgage-backed securities representing an interest in a pool of mortgage loans or other assets;
• debt securities and taxable municipal bonds rated, at the time of purchase, AAA, AA, or A by Standard & Poor’s
Rating Service (“S&P”) or Aaa, Aa, or A by Moody’s Investors Service, Inc. (“Moody’s”) or, if not rated, in PGI’s opinion, of comparable quality; and
• securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United
Kingdom payable in U.S. dollars.

The rest of the Fund’s assets may be invested in:
• preferred securities and/or common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible;
• foreign securities; or
• securities rated less than the three highest grades of S&P (BBB or below) or Moody’s (Baa or below) but not lower than BBB- (S&P) or Baa3 (Moody’s).

The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

On December 14, 2009, the Board of Directors for Principal Funds, Inc. approved the following proposal: acquisition of the assets of the High Quality Intermediate-Term Bond Fund by the Bond Market Index Fund. The proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of Principal Funds, Inc. tentatively scheduled for May 2010. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date High Quality Intermediate-Term Bond Fund shareholders in March 2010.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Institutional Class shares were first sold on March 1, 2001. The returns for the periods prior to that date are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Institutional Class shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. The R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	7.64%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-11.07%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	11.05%	-0.12%	2.84%
Institutional Class Return After Taxes on Distributions	9.26%	-1.91%	0.96%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	7.33%	-1.09%	1.35%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or
taxes)	5.93%	4.97%	5.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• William C. Armstrong (since 2002), Portfolio Manager
• Timothy R. Warrick (since 2002), Portfolio Manager

Sub-Sub-Advisor(s) and Portfolio Manager(s):
Spectrum Asset Management, Inc.
• L. Phillip Jacoby (since 2005), Chief Investment Officer and Portfolio Manager
• Mark A. Lieb (since 2009), President and Chief Executive Officer

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

HIGH YIELD FUND

Objective: The Fund seeks to provide a relatively high level of current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.51%
Other Expenses					0.03%
		Total Annual Fund Operating Expenses			0.54%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$55	$173	$302	$677

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
57.0% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in “junk bonds,” foreign securities and emerging markets.

Principal Investment Strategies
The Fund invests primarily in high-yield, below-investment grade fixed-income securities (sometimes called “junk bonds”). Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed-income securities (including convertible securities and preferred securities) rated at the time of purchase BB+ or lower by S&P or rated Ba1 or lower by Moody’s or of equivalent quality as determined by Edge Asset Management, Inc. (“Edge”). The remainder of the Fund’s assets may be invested in any other securities Edge believes are consistent with the Fund’s objective, including higher rated fixed-income securities,

common stocks, real estate investment trusts and other equity securities. The Fund may also invest in securities of foreign issuers, including those located in developing or emerging countries. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. This Fund may be used as part of a fund of funds strategy.

During the fiscal year ended October 31, 2009, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

2.61% in securities rated Aaa	8.76% in securities rated Baa	11.61% in securities rated Caa
0.24% in securities rated Aa	20.22% in securities rated Ba	0.56% in securities rated Ca
5.74% in securities rated A	38.14% in securities rated B	0.10% in securities rated C
	11.92% in securities not rated	0.10% in securities rated D

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the
Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on April 8, 1998.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	18.85%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-11.84%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	42.59%	7.90%	8.39%
Institutional Class Return After Taxes on Distributions	37.75%	4.69%	4.77%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	27.30%	4.91%	4.92%
Citigroup US High-Yield Market Capped Index (reflects no deduction for fees, expenses,
or taxes)	53.94%	5.97%	N/A

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The inception date of the Citigroup US High Yield Market Capped Index is January 2, 2002.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Mark P. Denkinger (since 2009), Portfolio Manager
• Darrin E. Smith (since 2009), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

HIGH YIELD FUND I

Objective: The Fund seeks high current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.64%
Other Expenses					0.01%
		Total Annual Fund Operating Expenses			0.65%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$66	$208	$362	$810

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
103.8% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking asset class diversification by investing in a fixed-income mutual fund and who are willing to accept the risks associated with investing in “junk bonds.”

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in high yield, below investment grade quality debt (sometimes called "junk bonds" and rated at the time of purchase BB+ or lower by S&P or rated Ba1 or lower by Moody’s or of equivalent quality as determined by the Sub-Advisors) and other income-producing securities including, corporate bonds, corporate loan participations and assignments, convertible securities, and preferred securities. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

Neuberger Berman Fixed Income LLC believes that successful high-yield investing is driven by a strict discipline that seeks to avoid credit deterioration, select securities in which the spread is attractive on a relative value basis, and rotate across credit tiers and industry sectors.

J.P. Morgan Investment Management, Inc.’s rigorous fundamental investment process, driven by the portfolio managers working with the large investment staff, seeks to generate positive alpha through the selection of undervalued securities and sectors that offer relatively attractive total return and risk characteristics.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. This Fund may be used as part of a fund of funds strategy.

During the fiscal year ended October 31, 2009, the average rating of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all rating are by Moody’s):

0.00% in securities rated Aaa	9.83% in securities rated Baa	10.91% in securities rated Caa
0.03% in securities rated Aa	37.43% in securities rated Ba	0.77% in securities rated Ca
1.07% in securities rated A	37.07% in securities rated B	0.22% in securities rated C
	1.34% in securities not rated	1.33% in securities rated D

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the
Fund to be more volatile than if it had not been leveraged.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2004).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	19.02%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-14.40%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	53.10%	7.32%	7.31%
Institutional Class Return After Taxes on Distributions	48.42%	4.90%	4.90%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	34.50%	4.79%	4.78%
Barclays Capital U.S. Corporate High Yield - 2% Issuer Capped Index (reflects no
deduction for fees, expenses, or taxes)	58.76%	6.49%	6.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
J.P. Morgan Investment Management, Inc.
• James Gibson (since 2007), Managing Director, Head High Yield Trader
• William J. Morgan (since 2007), Managing Director, High Yield Team Leader
• James P. Shanahan, Jr. (since 2007), Managing Director, Portfolio Manager

Neuberger Berman Fixed Income LLC previously Lehman Brothers Asset Management LLC
• Ann H. Benjamin (since 2007), Managing Director
• Thomas P. O’Reilly (since 2007), Managing Director

For Important Information About:

• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

INCOME FUND

Objective: The Fund seeks to provide a high level of current income consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.50%
Other Expenses					0.01%
		Total Annual Fund Operating Expenses			0.51%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$52	$164	$285	$640

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
30.6% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in “junk bonds,” foreign securities, and real estate investment trust securities.

Principal Investment Strategies
Under normal circumstances, the Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in below investment-grade fixed-income securities (sometimes called “junk bonds”) (rated at the time of purchase BB+ or lower by S&P or Ba1 or lower by Moody’s). The Fund may also invest in convertible securities, preferred securities, foreign securities, and real estate investment trust (“REIT”) securities. This
Fund may be used as part of a fund of funds strategy.

The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

During the fiscal year ended October 31, 2009, the average rating of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all rating are by Moody’s):

24.13% in securities rated Aaa	35.72% in securities rated Baa	2.70% in securities rated Caa
3.12% in securities rated Aa	3.74% in securities rated Ba	0.01% in securities rated Ca
17.46% in securities rated A	10.04% in securities rated B	0.04% in securities rated C
3.04% in securities not rated

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the
Fund to be more volatile than if it had not been leveraged.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-
through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on December 15, 1975.

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	10.34%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘08	-4.64%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	21.57%	5.72%	7.00%
Institutional Class Return After Taxes on Distributions	18.84%	3.54%	4.56%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	13.88%	3.57%	4.50%
Citigroup Broad Investment Grade Bond Index (reflects no deduction for fees, expenses,
or taxes)	5.06%	5.22%	6.47%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• John R. Friedl (since 2005), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

INFLATION PROTECTION FUND

Objective: The Fund seeks to provide current income and real (after inflation) total returns.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.40%
Other Expenses					0.01%
		Total Annual Fund Operating Expenses			0.41%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$42	$132	$230	$518

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
109.5% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.

Principal Investment Strategies
The Fund normally invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S.
governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.
"Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The Fund maintains an average portfolio duration that is within ±20% of the duration of the
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index.

The Fund may invest in non-investment grade bonds (high yield or junk bonds) (rated at the time of purchase BB+ or lower by S&P or Ba1 or lower by Moody’s) or securities of emerging market issuers. The Fund may also invest in foreign securities.

The Fund may also purchase: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations ("CMOs"), investment grade corporate bonds and asset-backed securities. Securities are purchased for the fund when the management team believes that they have the potential for above average real return.

The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Lifetime results are measured from the date the Institutional Class shares were first sold (December 29, 2004).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	4.18%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-10.23%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	6.62%	-0.93%	-0.87%
Institutional Class Return After Taxes on Distributions	6.41%	-2.54%	-2.48%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	4.30%	-1.65%	-1.60%
Barclays Capital US Treasury TIPS Index (reflects no deduction for fees, expenses,
or taxes)	11.41%	4.63%	4.66%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
BlackRock Financial Management, Inc.
• Stuart Spodek (since 2008), Managing Director
• Brian Weinstein (since 2008), Managing Director

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 26, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

PREFERRED SECURITIES FUND

Objective: The Fund seeks to provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

					Institutional
For the year ended October 31, 2009					Class
Management Fees					0.73%
Other Expenses					0.01%
Acquired Fund Fees and Expenses					0.01%
		Total Annual Fund Operating Expenses			0.75%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$77	$240	$417	$930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was
26.2% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.

Principal Investment Strategies
The Fund invests primarily in preferred securities of companies rated at the time of purchase BBB- or higher by
Standard & Poor’s Rating Service (“S&P”) or Baa3 or higher by Moody’s Investor Service, Inc. (“Moody’s”) or, if unrated, of comparable quality in the opinion of Spectrum Asset Management, Inc. (“Spectrum”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries. The rest of the Fund’s assets may be invested in common stocks, debt securities (including securities rated at the time of purchase BB+ or lower by S&P or rated
Ba1 or lower by Moody’s, commonly known as “junk bonds”), foreign securities, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have “preference” over common stock in the payment of dividends and the liquidation of a company’s assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation.

Spectrum seeks to build a portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.

The Fund is considered non-diversified and can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund’s share price than would occur in a more diversified fund. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Industry Concentration (Sector). A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

Lifetime results are measured from the date the Institutional Class shares were first sold (May 1, 2002).

Total Returns as of December 31 each year (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	38.94%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘08	-20.90%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	46.57%	2.63%	4.30%
Institutional Class Return After Taxes on Distributions	43.00%	0.60%	2.49%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	30.20%	1.10%	2.66%
Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees,
expenses, or taxes)	-15.20%	-6.14%	0.83%
Barclays Capital U.S. Tier I Capital Securities Index (reflects no deduction for fees,
expenses, or taxes)	46.19%	0.37%	4.09%
Preferreds Blended Index (reflects no deduction for fees, expenses, or taxes)	29.14%	-1.37%	8.25%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Preferreds Blended Index are 65% Merrill Lynch Fixed Rate Preferred Securities Index and 35% Barclays Capital U.S. Tier I Capital Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Spectrum Asset Management, Inc.
• L. Phillip Jacoby (since 2002), Chief Investment Officer and Portfolio Manager
• Mark A. Lieb (since 2009), President and Chief Executive Officer

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 261 and 262, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 262 of the Prospectus; and

• financial intermediary compensation, please turn to “Intermediary Compensation” at page 263 of the Prospectus.

PURCHASE OF FUND SHARES

Only eligible purchasers may buy Institutional Class shares of the Funds. At the present time, eligible purchasers include but are not limited to:

• retirement and pension plans to which Principal Life Insurance Company (“Principal Life”) provides recordkeeping services;
• separate accounts of Principal Life;
• Principal Life or any of its subsidiaries or affiliates;
• any fund distributed by Principal Funds Distributor, Inc. if the fund seeks to achieve its investment objective by investing primarily in shares of mutual funds;
• clients of Principal Global Investors, LLC.;
• sponsors, recordkeepers, or administrators of wrap account or mutual fund asset allocation programs or participants in those programs (that trade in an omnibus relationship);
• certain pension plans;
• certain retirement account investment vehicles administered by foreign or domestic pension plans;
• an investor who buys shares through an omnibus account with certain intermediaries, such as a broker-dealer, bank, or other financial institution, pursuant to a written agreement; and
• certain institutional clients that have been approved by Principal Life for purposes of providing plan record keeping.

Principal Management Corporation reserves the right to broaden or limit the designation of eligible purchasers. Not all of the Funds are offered in every state. Please check with your financial advisor or our home office for state availability.

Shares may be purchased from Principal Funds Distributor, Inc. (“the Distributor”). The Distributor is an affiliate of
Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the
Principal Financial Group. There are no sales charges on Institutional Class shares of the Fund. There are no restrictions on amounts to be invested in Institutional Class shares of the Fund.

Shareholder accounts for the Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor (generally an omnibus account or an institutional investor). Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by the Fund as evidence of ownership of Fund shares.
Share certificates are not issued.

The Fund may reject or cancel any purchase orders for any reason. For example, the Fund does not intend to permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Fund may reject any purchase orders from market timers or investors that, in Principal’s opinion, may be disruptive to the Fund. For these purposes, Principal may consider an investor’s trading history in the Fund or other Funds sponsored by Principal Life and accounts under common ownership or control.

Payments are to be made via personal or financial institution check (for example, a bank or cashier's check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers' checks, credit card checks, and foreign checks.

Principal may recommend to the Board, and the Board may elect, to close certain funds to new and existing investors.

NOTE: No salesperson, dealer or other person is authorized to give information or make representations about a
Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by Principal Funds, a Fund, Principal, any Sub-Advisor, or PFD.

REDEMPTION OF FUND SHARES

You may redeem shares of the Fund upon request. There is no charge for the redemption. Shares are redeemed at the NAV per share next computed after the request is received by the Fund in proper and complete form.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Distributions in Kind. Payment for shares of the Funds tendered for redemption is ordinarily made by check.
However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

Redemption fees. The Fund board of directors has determined that it is not necessary to impose a fee upon the redemption of fund shares, because the Fund has adopted transfer restrictions as described in “Exchange of
Fund Shares.”

EXCHANGE OF FUND SHARES

An exchange between Funds is a redemption of shares of one Fund and a concurrent purchase of shares in another
Fund with the redemption proceeds. A shareholder, including a beneficial owner of shares held in nominee name or a participant in a participant-directed employee benefit plan, may exchange Fund shares under certain circumstances.
In addition to any restrictions an intermediary or an employee benefit plan imposes, Fund shares may be exchanged, without charge, for shares of any other Fund of the Principal Funds, provided that:
• the shareholder has not exchanged shares of the Fund within 30 days preceding the exchange, unless the shareholder is exchanging into the Money Market Fund,
• the share class of such other Fund is available through the plan, and
• the share class of such other Fund is available in the shareholder’s state of residence.

All exchanges completed on the same day are considered a single exchange for purposes of this exchange limitation.
In addition, the Fund will reject an order to purchase shares of any Fund, except shares of the Money Market Fund, if the shareholder redeemed shares from that Fund within the preceding 30-day period. The 30-day exchange or purchase restriction does not apply to exchanges or purchases made on a scheduled basis such as scheduled periodic portfolio rebalancing transactions.

If Fund shares are purchased through an intermediary that is unable or unwilling to impose the 30-day exchange restriction described above, Fund management may waive this restriction in lieu of the exchange limitation that the intermediary is able to impose if, in management’s judgment, such limitation is reasonably likely to prevent excessive trading in Fund shares. In order to prevent excessive exchanges, and under other circumstances where the
Fund Board of Directors or the Manager believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate this exchange privilege, limit the amount or further limit the number of exchanges, reject any exchange or close an account.

TAX CONSIDERATIONS

Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions from IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.

Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares.
For taxable years beginning before January 1, 2011, distributions of investment income properly designated by the
Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains.

Investments by a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above, subject to a holding period requirement for dividends designated as qualified dividend income.

Because of tax law requirements, you must provide the Funds with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is currently imposed at a rate of 28%.

Any gain resulting from the sale, redemption, or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.

INTERMEDIARY COMPENSATION

Principal or its affiliates, on behalf of Principal Funds, may enter into agreements with intermediaries pursuant to which the intermediaries will receive payments for providing administrative, networking, recordkeeping, sub-transfer agency and/or shareholder services relating to fund shares. Intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. The Fund will pay, or reimburse Principal or its affiliates for, such fees payable to intermediaries. Although such payments made by the Fund in any given year may vary, such payments by the Fund will generally not exceed 0.10% of the average net asset value of fund shares held by clients of such intermediary. In addition, Principal or its affiliates may pay compensation, from their own resources, to certain intermediaries that support the distribution or sale of shares of the Fund or provide services to Fund shareholders. For more information, see the Statement of Additional Information (SAI). The amounts paid to intermediaries vary by share class and by fund.

Such payments to intermediaries may create an incentive for the intermediary or its Financial Professionals to recommend or sell shares of the Fund to you. If one mutual fund sponsor makes greater distribution assistance payments than another, your Financial Professional and his or her intermediary may have an incentive to recommend one fund complex over another. Similarly, if your Financial Professional or his or her intermediary receives more compensation for one fund or share class versus another, then they may have an incentive to recommend that fund or share class.

Please speak with your Financial Professional to learn more about the total amounts paid to your Financial
Professional and his or her intermediary by Principal and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also carefully review disclosures made by your Financial Professional at the time of purchase.

Your intermediary may charge fees and commissions, including processing fees, in addition to those described in this prospectus. The amount and applicability of any such fee is determined and disclosed separately by the intermediary.
You should ask your Financial Professional for information about any fees and/or commissions that are charged.

THE COSTS OF INVESTING

Fees and Expenses of the Funds
Fund shares are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions.

In addition to the ongoing fees listed below, the Institutional Class of the Funds may pay a portion of investment related expenses (e.g., interest on reverse repurchase agreements) that are allocated to all classes of the Funds.

Ongoing Fees
Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the
Funds.

Each Principal LifeTime Fund and SAM Portfolio, as a shareholder in the underlying funds, bears its pro rata share of the operating expenses incurred by each underlying fund. The investment return of each Principal LifeTime Fund and
SAM Portfolio is net of the underlying funds’ operating expenses.

Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
• Management Fee – Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Fund.
• Transfer Agent Fee – Principal Shareholder Services, Inc. (“PSS”) has entered into a Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to the Institutional Class shares of the Fund.
These services are currently provided at cost. Institutional Class shares of the Funds also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to
Institutional Class shareholders, the cost of shareholder meetings held solely for Institutional Class shares, and other operating expenses of the Fund.
• Other Expenses – A portion of expenses that are allocated to all classes of the Fund.
• Acquired Fund Fees and Expenses - fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

Each Fund’s investment objective is described in the summary description of each Fund. The Board of Directors may change a Fund’s objective or the investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund’s investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions. Each Fund is subject to Underlying Fund Risk to the extent that a fund of funds invests in the Fund. It is possible to lose money by investing in the Funds.

The information in the remainder of this section does not apply directly to the Principal LifeTime Funds or the Strategic
Asset Management (“SAM”) Portfolios, except to the extent the Principal LifeTime Funds or SAM Portfolios invest in securities other than shares of the underlying funds. The SAI contains additional information about investment strategies and their related risks.

Securities and Investment Practices
Market Volatility. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. It is possible to lose money when investing in the fund.

Equity Securities. Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights (a right is an offering of common stock to investors who currently own shares which entitle them to buy subsequent issues at a discount from the offering price), and warrants (a warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price) .
Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-Income Securities. Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (some examples include investment grade corporate bonds, mortgage-backed securities, U.S. government securities and asset-backed securities). The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Interest Rate Changes. Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes. If interest rates fall, issuers of callable bonds may call (repay)
securities with high interest rates before their maturity dates; this is known as call risk. In this case, a fund would likely reinvest the proceeds from these securities at lower interest rates, resulting in a decline in the fund's income.

Credit Risk. Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or “junk” bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

Counterparty Risk. Each of the Funds is subject to the risk that the issuer or guarantor of a fixed-income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Management Risk
The Funds (except the Funds with "Index" in the name) are actively managed and prepared to invest in securities, sectors, or industries differently from the benchmark. For all Funds, if a sub-advisor's investment strategies do not perform as expected, the Fund could underperform other funds with similar investment objectives or lose money.

Liquidity Risk
A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Repurchase Agreements
Although not a principal investment strategy, some Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date.
Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security.
In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with parties a Sub-Advisor deems creditworthy
(those that are large, well-capitalized and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Bank Loans (also known as Senior Floating Rate Interests)
Some of the funds invest in bank loans. Bank loans hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral, and have a claim on the assets and/or stock of the
Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Bank loans are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Bank loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered
Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Bank loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the borrower to repay, prepayments of senior floating rate interests may occur.

Real Estate Investment Trusts
The Funds, except the Money Market Fund, may invest in real estate investment trust securities, herein referred to as
“REITs.” In addition, the Global Diversified Income, Global Real Estate Securities, and Real Estate Securities Funds
typically invest a significant portion of their net assets in REITs. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the Fund will be subject to the REIT’s expenses, including management fees, and will remain subject to the Fund’s advisory fees with respect to the assets so invested. REIT’s are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Code, and failing to maintain their exemptions from registration under the 1940
Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

High Yield Securities
The Bond & Mortgage Securities, Core Plus Bond I, Equity Income, Global Diversified Income, High Yield, High
Yield I, Income, Inflation Protection, Principal Capital Appreciation, Short-Term Bond, and Short-Term Income Funds
may invest in debt securities rated at the time of purchase BB+ or lower by S&P or Ba1 or lower by Moody’s or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or “junk bonds” and are considered speculative. Each of the Principal LifeTime Funds and
Strategic Asset Management Portfolios may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund’s shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-
Advisor thinks it is in the best interest of shareholders.

Municipal Obligations and AMT-Subject Bonds
The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer’s full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.

“AMT-subject bonds” are municipal obligations issued to finance certain “private activities,” such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax (“AMT”) and will also give rise to corporate alternative minimum taxes. See “Tax Considerations” for a discussion of the tax consequences of investing in the Funds.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the Fund to purchase sufficient amounts of tax-exempt securities.

Initial Public Offerings (“IPOs”)
Certain of the Funds may invest in IPOs. An IPO is a company’s first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.

Derivatives
To the extent permitted by its investment objectives and policies, each of the Funds (except Money Market) may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures, forward contracts, and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, futures contracts, options on futures contracts, over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps), currency futures contracts and options, options on currencies, and forward currency contracts for both hedging and non-hedging purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the approximate aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency). The Funds may enter into forward commitment agreements (not as a principal investment strategy), which call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund or the reference currency relates to an eligible investment for the Fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. If a Fund’s Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The risks associated with derivative investments include:
• the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
• the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
• the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment; and
• the possibility that the counterparty may fail to perform its obligations.

For currency contracts, there is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Exchange Traded Funds (ETFs)
These are a type of index or actively managed fund bought and sold on a securities exchange. An ETF trades like common stock. Shares in an index ETF represent an interest in a fixed portfolio of securities designed to track a particular market index. The Funds could purchase shares issued by an ETF to gain exposure to a portion of the
U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.

Convertible Securities
Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.

Preferred Securities
Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have
“preference” over common stock in the payment of dividends and the liquidation of a company’s assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed income securities - the fixed-income payments are expected to be the primary source of long-term investment return.
Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.

Foreign Investing
As a principal investment strategy, the Diversified International, Global Diversified Income, Global Real Estate
Securities, International Emerging Markets, International Growth, International I, and International Value I Funds may
invest Fund assets in securities of foreign companies. The other Funds may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:
• companies with their principal place of business or principal office outside the U.S. or
• companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on
U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund’s investments in those countries. In addition, a
Fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments.
Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund.
Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund’s portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing (also called “emerging”) countries are subject to higher risks than investments in companies in more developed countries. These risks include:
• increased social, political, and economic instability;
• a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
• lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
• foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
• relatively new capital market structure or market-oriented economy;
• the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;

• restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
• possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Small and Medium Capitalization Companies
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. The Bond &
Mortgage Securities, Core Plus Bond I, Disciplined LargeCap Blend, Global Diversified Income, High Quality
Intermediate-Term Bond, High Yield, High Yield I, Income, Inflation Protection, International I, International Value I,
LargeCap Blend I, LargeCap Blend II, LargeCap Growth, LargeCap Growth I, LargeCap Growth II, LargeCap S&P 500
Index, LargeCap Value, LargeCap Value I, LargeCap Value III, Money Market, Preferred Securities, Real Estate
Securities, Short-Term Bond, and Short-Term Income Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. Market capitalization is defined as total current market value of a company’s outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company’s growth prospects. As a result, these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Master Limited Partnerships
Certain Funds invest in master limited partnerships (“MLPs”). MLPs tend to pay relatively higher distributions than other types of companies. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs' level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors. The benefit derived from investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. If, as a result of a change in current law or a change in an MLP's business, an MLP were treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and the distributions received might be taxed entirely as dividend income.

Royalty Trusts
A royalty trust generally acquires an interest in natural resource or chemical companies and distributes the income it receives to its investors. A sustained decline in demand for natural resource and related products could adversely affect royalty trust revenues and cash flows. Such a decline could result from a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand. Rising interest rates could adversely impact the performance, and limit the capital appreciation, of royalty trusts because of the increased availability of alternative investments at more competitive yields. Fund shareholders will indirectly bear their proportionate share of the royalty trusts' expenses.

Fund of Funds and Underlying Funds
The performance and risks of each Principal LifeTime Fund and Strategic Asset Management (“SAM”) Portfolio
directly corresponds to the performance and risks of the underlying funds in which the Fund or Portfolio invests. By investing in many underlying funds, the Principal LifeTime Funds and the SAM Portfolios have partial exposure to the risks of many different areas of the market. The more a Principal LifeTime Fund or SAM Portfolio allocates to stock funds, the greater the expected risk.

As of October 31, 2009, the Principal LifeTime Funds’ and SAM Portfolios’ assets were allocated among the underlying funds as identified in the tables below.

											Principal
	Principal	Principal	Principal	Principal	Principal	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2015	2020	2025	2030	2035	2040	2045	2050	2055	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Bond & Mortgage Securities	16.3%	13.7%	12.9%	9.8%	7.4%	5.9%	3.2%	2.8%	1.1%	2.1%	23.2%
Core Plus Bond I	11.5%	13.3%	9.0%	9.3%	5.1%	5.4%	2.8%	2.8%	1.2%	1.9%	17.0%
Disciplined LargeCap Blend	8.2%	9.9%	10.2%	11.1%	11.6%	11.9%	12.2%	12.1%	11.7%	12.1%	3.2%
Global Diversified Income	2.3%	—	—	—	—	—	—	—	—	—	5.9%
High Yield I	3.4%	4.9%	5.5%	5.4%	6.4%	5.3%	6.2%	5.5%	5.4%	5.5%	1.5%
Inflation Protection	3.7%	1.5%	—	—	—	—	—	—	—	—	12.4%
International Emerging
Markets	2.3%	3.4%	3.1%	4.2%	3.9%	4.8%	4.5%	5.1%	4.5%	5.1%	0.4%
International I	3.9%	5.0%	5.3%	5.5%	5.8%	6.6%	6.7%	6.2%	7.4%	7.8%	1.6%
International Growth	3.9%	4.9%	5.3%	5.8%	5.8%	6.6%	6.6%	7.7%	7.2%	7.2%	1.6%
International Value I	3.9%	5.2%	5.3%	6.1%	5.9%	6.6%	6.8%	7.7%	7.4%	7.0%	1.6%
LargeCap Blend I	4.4%	5.4%	5.4%	6.1%	6.0%	6.5%	6.4%	6.5%	6.4%	6.6%	1.8%
LargeCap Growth	3.5%	4.1%	4.7%	5.4%	5.5%	6.4%	6.3%	7.1%	7.1%	7.4%	1.5%
LargeCap Growth I	4.1%	4.6%	5.6%	6.0%	6.8%	7.1%	8.1%	8.0%	8.4%	8.1%	1.6%
LargeCap Value	2.3%	2.7%	3.1%	3.5%	3.7%	4.2%	4.5%	4.7%	5.1%	5.0%	0.8%
LargeCap Value I	2.3%	2.8%	3.2%	3.7%	3.8%	4.4%	4.5%	5.0%	5.1%	5.1%	0.6%
LargeCap Value III	2.4%	2.8%	3.2%	3.6%	3.8%	4.3%	4.5%	4.8%	5.2%	5.0%	0.8%
MidCap Growth III	1.4%	1.6%	1.7%	1.9%	2.0%	2.2%	2.1%	2.4%	2.4%	2.4%	0.5%
MidCap Value I	1.4%	1.6%	1.6%	1.9%	2.0%	2.2%	2.1%	2.4%	2.4%	2.4%	0.5%
Money Market	0.2%	1.4%	—	—	—	—	—	—	—	—	1.2%
Preferred Securities	6.6%	1.1%	5.7%	1.2%	4.9%	0.9%	3.6%	0.5%	2.5%	0.4%	5.7%
Real Estate Securities	6.3%	6.9%	5.0%	5.8%	4.9%	4.5%	3.7%	4.2%	4.0%	4.2%	5.0%
SmallCap Growth I	0.8%	1.0%	1.4%	1.4%	1.9%	1.8%	2.1%	1.9%	2.3%	2.0%	—
SmallCap S&P 600 Index	0.9%	1.3%	1.4%	1.0%	1.0%	0.8%	1.0%	0.8%	0.9%	0.7%	1.3%
SmallCap Value	0.7%	0.5%	1.1%	0.6%	1.0%	0.8%	1.1%	0.9%	1.2%	1.0%	—
SmallCap Value I	0.2%	0.4%	0.3%	0.7%	0.8%	0.8%	1.0%	0.9%	1.1%	1.0%	—
Ultra Short Bond	3.1%	—	—	—	—	—	—	—	—	—	10.3%
	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

		Conservative	Conservative	Flexible	Strategic
	Balanced	Balanced	Growth	Income	Growth
Underlying Fund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Disciplined LargeCap Blend Fund	5.0%	3.6%	6.2%	2.2%	8.8%
Diversified International Fund	6.5%	4.4%	9.2%	2.8%	10.4%
Equity Income Fund	12.7%	8.2%	16.5%	4.6%	17.5%
Government & High Quality Bond Fund	13.3%	21.9%	5.9%	25.1%	—
High Yield Fund	5.0%	6.7%	3.1%	8.1%	4.8%
Income Fund	11.6%	18.0%	4.6%	23.0%	—
International Emerging Markets Fund	2.5%	1.9%	3.1%	1.0%	3.7%
LargeCap Growth Fund	8.9%	5.7%	11.3%	3.8%	12.1%
LargeCap Growth Fund II	9.2%	6.0%	11.6%	4.0%	12.4%
LargeCap Value Fund III	4.8%	3.0%	6.1%	3.4%	7.8%
MidCap Blend Fund	3.5%	2.6%	5.5%	2.3%	6.2%
Money Market Fund	0.0%	0.3%	0.6%	0.1%	0.3%
Preferred Securities Fund	4.5%	4.9%	2.1%	7.2%	—
Principal Capital Appreciation Fund	4.5%	3.2%	6.4%	1.1%	7.1%
Real Estate Securities Fund	2.5%	1.9%	3.0%	1.2%	3.5%
Short-Term Income Fund	2.0%	5.2%	0.6%	8.7%	0.3%
SmallCap Growth Fund	1.8%	1.3%	2.1%	0.7%	2.6%
SmallCap Value Fund	1.7%	1.2%	2.1%	0.7%	2.5%
Total	100.0%	100.0%	100.0%	100.0%	100.0%

Each Principal LifeTime Fund and SAM Portfolio indirectly bears its pro-rata share of the expenses of the Underlying
Funds in which it invests, as well as directly incurring expenses. Therefore, investment in a Principal LifeTime Fund or
SAM Portfolio is more costly than investing directly in shares of the Underlying Funds.

If you are considering investing in a Principal LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Fund is managed with the assumption that the investor will invest in a Principal LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal.
Investors should realize that the Principal LifeTime Funds are not a complete solution to their retirement needs.
Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

Funds of funds can be subject to payment in kind liquidity risk: If an underlying fund pays a redemption request by the
Fund wholly or partly by a distribution-in-kind of portfolio securities rather than in cash, the Fund may hold such portfolio securities until its subadvisor determines that it is appropriate to dispose of them.

An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund. Principal and the Sub-Advisors for the funds of funds are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages.

The following tables show the percentage of the outstanding shares of underlying funds owned by the Principal
LifeTime Funds and SAM Portfolios as of October 31, 2009.

											Principal
	Principal	Principal	Principal	Principal	Principal	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2015	2020	2025	2030	2035	2040	2045	2050	2055	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Bond & Mortgage Securities	13.27%	2.13%	25.88%	1.59%	13.16%	0.60%	3.22%	0.12%	0.45%	0.01%	6.45%
Core Plus Bond I	9.03%	1.99%	17.48%	1.46%	8.72%	0.52%	2.74%	0.11%	0.48%	0.01%	4.56%
Disciplined LargeCap Blend	5.90%	1.35%	18.15%	1.58%	18.27%	1.07%	10.86%	0.43%	4.32%	0.06%	0.78%
High Yield I	5.51%	1.53%	21.95%	1.73%	22.59%	1.08%	12.47%	0.45%	4.49%	0.06%	0.81%
Inflation Protection	13.26%	1.01%	--	--	--	--	--	--	--	--	14.97%
International Emerging
Markets	2.97%	0.85%	9.80%	1.07%	10.99%	0.78%	7.21%	0.33%	3.00%	0.04%	0.17%
International I	4.18%	1.03%	14.04%	1.17%	13.74%	0.88%	8.91%	0.33%	4.05%	0.06%	0.59%
International Growth	5.02%	1.19%	16.65%	1.46%	16.27%	1.06%	10.43%	0.48%	4.75%	0.06%	0.71%
International Value I	6.69%	1.69%	22.44%	2.06%	22.04%	1.39%	14.29%	0.65%	6.50%	0.08%	0.94%
LargeCap Blend I	8.01%	1.89%	24.34%	2.22%	23.89%	1.47%	14.63%	0.59%	5.97%	0.08%	1.12%
LargeCap Growth	2.60%	0.58%	8.42%	0.79%	8.92%	0.58%	5.76%	0.26%	2.67%	0.04%	0.38%
LargeCap Growth I	4.09%	0.87%	13.69%	1.19%	14.72%	0.88%	9.97%	0.39%	4.27%	0.05%	0.52%
LargeCap Value	4.77%	1.08%	16.11%	1.47%	17.04%	1.09%	11.51%	0.48%	5.41%	0.07%	0.54%
LargeCap Value I	3.03%	0.70%	10.09%	0.95%	10.63%	0.70%	7.13%	0.31%	3.38%	0.04%	0.25%
LargeCap Value III	2.02%	0.46%	6.74%	0.62%	7.08%	0.46%	4.78%	0.20%	2.27%	0.03%	0.23%
MidCap Growth III	1.95%	0.44%	6.13%	0.55%	6.19%	0.40%	3.77%	0.17%	1.78%	0.02%	0.26%
MidCap Value I	1.96%	0.43%	5.73%	0.54%	6.21%	0.39%	3.76%	0.17%	1.71%	0.02%	0.26%
Money Market	0.18%	0.19%	--	--	--	--	--	--	--	--	0.27%
Preferred Securities	4.52%	0.15%	9.64%	0.17%	7.29%	0.08%	3.03%	0.02%	0.89%	0.00%	1.34%
Real Estate Securities	7.15%	1.50%	14.06%	1.32%	12.21%	0.64%	5.19%	0.24%	2.34%	0.03%	1.93%
SmallCap Growth I	3.30%	0.76%	13.81%	1.12%	17.69%	0.90%	10.82%	0.40%	4.87%	0.05%	--
SmallCap Growth III	--	--	--	--	--	--	--	--	--	--	--
SmallCap S&P 600 Index	3.37%	0.94%	13.56%	0.81%	8.10%	0.37%	4.99%	0.15%	1.85%	0.02%	1.73%
SmallCap Value	2.65%	0.35%	11.27%	0.50%	8.35%	0.40%	5.44%	0.18%	2.39%	0.03%	--
SmallCap Value I	1.17%	0.62%	4.58%	0.94%	13.38%	0.76%	8.80%	0.33%	4.23%	0.05%	--
Ultra Short Bond	36.11%	--	--	--	--	--	--	--	--	--	41.48%

				Conservative		Conservative		Flexible		Strategic
			Balanced	Balanced		Growth		Income		Growth
Underlying Fund			Portfolio	Portfolio		Portfolio		Portfolio		Portfolio
Disciplined LargeCap Blend Fund			6.62%	1.05%		6.00%		0.74%		5.40%
Diversified International Fund			13.53%	2.04%		14.11%		1.54%		10.09%
Equity Income Fund			19.78%	2.81%		18.89%		1.85%		12.65%
Government & High Quality Bond Fund			28.73%	10.52%		9.39%		14.03%		--
High Yield Fund			5.51%	1.65%		2.56%		2.31%		2.47%
Income Fund			32.54%	11.21%		9.48%		16.72%		--
International Emerging Markets Fund			5.89%	0.99%		5.44%		0.62%		4.15%
LargeCap Growth Fund			11.93%	1.72%		11.25%		1.34%		7.60%
LargeCap Growth Fund II			17.55%	2.57%		16.29%		1.98%		11.05%
LargeCap Value Fund III			7.48%	1.01%		7.07%		1.38%		5.75%
MidCap Blend Fund			9.67%	1.59%		11.08%		1.65%		7.82%
Money Market Fund			0.01%	0.09%		0.52%		0.03%		0.19%
Preferred Securities Fund			5.72%	1.36%		1.91%		2.33%		--
Principal Capital Appreciation Fund			15.09%	2.38%		15.59%		0.92%		11.11%
Real Estate Securities Fund			5.26%	0.87%		4.63%		0.63%		3.39%
Short-Term Income Fund			13.01%	7.63%		2.86%		14.96%		1.04%
SmallCap Growth Fund			23.81%	3.77%		21.01%		2.54%		16.48%
SmallCap Value Fund			12.29%	1.93%		11.34%		1.25%		8.52%

Securities Lending Risk
To earn additional income, each Fund may lend portfolio securities to approved financial institutions. Risks of such a practice include the possibility that a financial institution becomes insolvent, increasing the likelihood that the Fund will be unable to recover the loaned security or its value. Further, the cash collateral received by the Fund in connection with such a loan may be invested in a security that subsequently loses value.

Temporary Defensive Measures
From time to time, as part of its investment strategy, each Fund (other than the Money Market Fund which may invest in high-quality money market securities at any time) may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that the
Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective.
For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers’ acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

Portfolio Turnover
“Portfolio Turnover” is the term used in the industry for measuring the amount of trading that occurs in a fund’s portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have higher portfolio turnover rates.

Funds with high turnover rates (more than 100%) often have higher transaction costs (that are paid by the Fund) which may lower the Fund’s performance and may generate short-term capital gains (on which taxes may be imposed even if no shares of the Fund are sold during the year). No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests. Turnover rates for each of the other Funds may be found in the Fund’s Financial Highlights table.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the “total return” line in the Financial
Highlights section reflects portfolio turnover costs.

MANAGEMENT OF THE FUNDS

The Manager
Principal Management Corporation (“Principal”) serves as the manager for the Fund. Through the Management
Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969.
Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

Principal provides investment advisory services with respect to 10-40% of the assets of the following Funds:
International Fund I, International Value Fund I, LargeCap Blend Fund II, LargeCap Growth Fund I, LargeCap Growth
Fund II, LargeCap Value Fund I, LargeCap Value Fund III, MidCap Growth Fund III, MidCap Value Fund I, SmallCap
Growth Fund I, SmallCap Growth Fund II, SmallCap Value Fund I, and SmallCap Value Fund II. The remaining assets in each of these Funds will be managed by the sub-advisor(s) named in the prospectus.

Principal provides these investment advisory services through a portfolio manager who functions as a co-employee of
Principal and Principal Global Investors, LLC ("PGI") under an investment service agreement. Through the agreement, the portfolio manager has access to PGI's equity management processes, systems, staff, proprietary quantitative model, portfolio construction disciplines, experienced portfolio management, and quantitative research staff. This portfolio manager also has access to PGI's trading staff and trade execution capabilities along with PGI's order management system, pre- and post-trade compliance system, portfolio accounting system and performance attribution and risk management system. Mariateresa Monaco has been the lead portfolio manager for the 10-40% of the assets to which Principal will provide investment advisory services since 2009.

Mariateresa Monaco. Ms. Monaco has worked as a portfolio manager for Principal since 2009. Previously, she worked as a portfolio manager for Principal Global Investors, LLC, where she worked as a portfolio manager since
2005. Prior to that, Ms. Monaco worked for Fidelity Management and Research. She earned a Master’s degree in
Electrical Engineering from Politecnico di Torino, Italy, a Master’s degree in Electrical Engineering from Northeastern
University, and an MBA from the Sloan School of Management at the Massachusetts Institute of Technology.

Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime Funds directly, while engaging PGI as a sub-advisor to provide asset allocation services to the Funds. The portfolio managers Principal has appointed for each Principal LifeTime Fund are James Fennessey, Michael P. Finnegan, and
Randy L. Welch. The portfolio managers PGI has appointed for each Principal LifeTime Fund are David M. Blake, Tim
Dunbar, and Dirk Laschanzky. Messrs. Fennessey, Finnegan, Welch, Blake, Dunbar, and Laschanzky share day-to-
day management of the Principal LifeTime Funds according to their respective responsibilities which are described as follows. On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Fund’s strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar, and Laschanzky set, operating as a team, sharing authority and responsibility for research with no limitation on the authority of one portfolio manager in relation to another.

James W. Fennessey, CFA. Mr. Fennessey is a Vice President of Principal Management Corporation. Mr.
Fennessey joined the Principal Financial Group in 2000. He is the Head of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program that monitors investment managers used by the Principal Funds. Mr.
Fennessey graduated from Truman State University with a BS in Business Administration, with an emphasis in
Finance, and a minor in Economics. He has earned the right to use the Chartered Financial Analyst designation. He has had responsibility for the Principal LifeTime 2010, 2020, 2030, 2040, 2050, and Strategic Income Funds since
2007 and the Principal LifeTime 2015, 2025, 2035, 2045, and 2055 Funds since 2008.

Michael P. Finnegan, CFA. Mr. Finnegan is Chief Investment Officer for Principal Management Corporation.
Mr. Finnegan joined the Principal Financial Group in May of 2001 and leads the Investment Services group. As head of Investment Services, Mr. Finnegan is primarily responsible for developing and implementing Principal’s investment and product development strategies. Prior to joining Principal, Mr. Finnegan worked for Wilshire Associates’
consulting division providing investment consulting and client service to large institutional clients. Mr. Finnegan has earned the right to use the Chartered Financial Analyst designation and is a member of the ICFA and the Iowa Society of Financial Analysts. He received an M.A. in Finance from the University of Iowa and a B.B.A. in Finance from Iowa
State University. He has had responsibility for the Principal LifeTime 2010, 2020, 2030, 2040, 2050, and Strategic
Income Funds since 2007 and the Principal LifeTime 2015, 2025, 2035, 2045, and 2055 Funds since 2008.

Randy L. Welch. Mr. Welch is a Vice President of Principal Management Corporation. Mr. Welch joined the Principal
Financial Group in 1989 and oversees the functions of the Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due diligence program that monitors investment managers used by the Principal Funds. Mr. Welch is an affiliate member of the Chartered Financial Analysts (CFA) Institute. Mr. Welch earned his undergraduate degree from Grand View College and an MBA from Drake University. He has had responsibility for the Principal LifeTime
2010, 2020, 2030, 2040, 2050, and Strategic Income Funds since 2007 and the Principal LifeTime 2015, 2025, 2035,
2045, and 2055 Funds since 2008.

Cash Management Program
Each fund has cash available in its portfolios to meet redemption requests and to pay expenses. Additionally, funds receive cash flows when shareholders purchase shares. Principal will invest the cash, which comprises a very small portion of the funds' portfolios, in money market investments and in stock index futures contracts based on the Fund's market cap to gain exposure to the market. Stock index futures provide returns similar to those of common stocks.
Principal believes that, over the long term, this strategy will enhance the investment performance of the Funds.
Principal has implemented a cash management program for the following Funds: International I, International Value I,
LargeCap Blend I, LargeCap Blend II, LargeCap Growth I, LargeCap Growth II, LargeCap Value I, LargeCap Value III,
MidCap Growth III, MidCap Value I, SmallCap Growth I, SmallCap Growth II, SmallCap Value I, and SmallCap
Value II.

The Sub-Advisors
Principal has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services to the portion of the assets for a specific Fund allocated to it by Principal. For these services, Principal pays the Sub-Advisor a fee.
Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

Several of the Funds have multiple Sub-Advisors. For those Funds, a team at Principal, consisting of Jessica Bush,
James Fennessey and Randy Welch, determines the portion of the Fund's assets each Sub-Advisor will manage and may, from time-to-time, reallocate Fund assets between the Sub-Advisors. For the Global Diversified Income Fund,
Michael Finnegan and Kelly Grossman determine the portion of the Fund's assets each Sub-Advisor will manage and may, from time-to-time, reallocate Fund assets between the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-
Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors occur as a Sub-Advisor liquidates assets in the normal course of portfolio management or with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Jessica S. Bush, CFA. Ms. Bush joined the Principal Financial Group in 2006. Prior to joining the Principal Financial
Group she spent over three years at Putnam Investments. She is a member of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the sub-
advisors under the due diligence program that monitors investment managers used by the Principal Funds. Ms. Bush earned a Bachelors degree in Business Administration from the University of Michigan. She has earned the right to use the Chartered Financial Analyst designation.

Kelly Grossman. Ms. Grossman is Senior Product Manager at Principal. Prior to that, she was a Managing Director within the Capital Markets and Structured Products Group at Principal Global Investors. Ms. Grossman earned bachelors degrees in mathematics and computer science from the University of Northern Iowa. She is a fellow of the
Society of Actuaries and a member of the American Academy of Actuaries.

The Fund summaries identified the portfolio managers and the funds they manage. Additional information about the portfolio managers follows. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

Sub-Advisor: AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, NY 10105,
was founded in 1971 as an independent investment advisor registered with the SEC.

The portfolio managers listed below for the SmallCap Growth Fund I operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

The management of, and investment decisions for, the LargeCap Value Fund III portfolio are currently made by the
North American Investment Policy Group. Joseph G. Paul, David Yuen, Christopher W. Marx, and John D. Phillips are
the persons with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

Bruce K. Aronow has been with AllianceBernstein since 1999. He earned a BA in Philosophy and Economics from
Colgate University. Mr. Aronow has earned the right to use the Chartered Financial Analyst designation.

N. Kumar Kirpalani has been with AllianceBernstein since 1999. He earned a BTech from the Indian Institute of
Technology and an MBA from the University of Chicago. Mr. Kirpalani has earned the right to use the Chartered
Financial Analyst designation.

Samantha S. Lau has been with AllianceBernstein since 1999. She earned a BS in Finance and Accounting from the
Wharton School of the University of Pennsylvania. She has earned the right to use the Chartered Financial Analyst designation.

Christopher W. Marx has been with AllianceBernstein since 1997. He earned an AB in Economics from Harvard, and an MBA from the Stanford Graduate School of Business.

Joseph Gerard Paul has been with AllianceBernstein since 1987. He earned a BS from the University of Arizona and an MS from the Sloan School of Management of the Massachusetts Institute of Technology.

John D. Phillips, Jr. has been with AllianceBernstein since 1994. He earned a BA from Hamilton College and an
MBA from Harvard University. Mr. Phillips has also earned the right to use the Chartered Financial Analyst designation.

Wen-Tse Tseng has been with AllianceBernstein since 2006. Prior to joining the firm, he spent four years as the healthcare portfolio manager for the small-cap growth team at William D. Witter (the same team had previously managed assets for Weiss, Peck & Greer). He earned a BS from National Taiwan University, an MS in Molecular
Genetics and Microbiology from Robert Wood Johnson Medical School-University of Medicine and Dentistry of New
Jersey, and an MBA from Graziadio School of Business and Management at Pepperdine University.

David Yuen has been with AllianceBernstein since 1998. He earned a BS in Operations Research from Columbia
University School of Engineering.

Sub-Advisor: American Century Investment Management, Inc. (“American Century”), American Century Tower,
4500 Main Street, Kansas City, MO 64111, was founded in 1958 and is a wholly owned subsidiary of
American Century Companies, Inc.

The portfolio managers on the investment team are jointly and primarily responsible for the day-to-day management of the Fund.

Prescott LeGard has been with American Century since 1999. He earned BA degree in Economics from DePauw
University. Mr. LeGard has earned the right to use the Chartered Financial Analyst designation.

Gregory J. Woodhams has been with American Century since 1997. He earned a Bachelor’s degree in Economics from Rice University and a Master’s degree in Economics from the University of Wisconsin at Madison. Mr.
Woodhams has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: AXA Rosenberg Investment Management LLC (“AXA Rosenberg”), 4 Orinda Way, Building E,
Orinda, CA 94563, is an active specialist equity manager which is wholly owned by AXA Rosenberg
Group LLC.

Kathleen Houssels has been with AXA Rosenberg since 2007 and has held investment-related positions within AXA
Rosenberg Group since 1999. She earned a BA from Harvard University and an MBA from Duke University. Ms.
Houssels has earned the right to use the Chartered Financial Analyst designation.

William E. Ricks has been with AXA Rosenberg since 1989. He is a CPA and earned a BS from the University of New
Orleans and a Ph.D. from the University of California, Berkeley.

Sub-Advisor: Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”), 2200 Ross Avenue, 31st Floor, Dallas,
Texas 75201, is an investment advisory firm that was founded in 1979 and is an indirect subsidiary of
Old Mutual (US) Holdings, Inc., which is a wholly- owned indirect subsidiary of Old Mutual plc.

The day-to-day portfolio management is shared by two portfolio managers. The Portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

James P. Barrow has been with BHMS since 1979. He earned a BS from the University of South Carolina.

Mark Giambrone has been with BHMS since 1998. He is a CPA and earned a BS in Accounting from Indiana
University and an MBA from the University of Chicago.

Sub-Advisor: BlackRock Financial Management, Inc. (“BlackRock”), 40 East 52nd Street, New York, New York
10022, a wholly-owned subsidiary of BlackRock, Holdco 2, Inc., which is a wholly owned subsidiary of
BlackRock, Inc., as a registered investment advisor under the Advisers Act.

The portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Stuart Spodek has been with BlackRock since 1993. He earned a BS in Engineering from Princeton University.

Brian Weinstein has been with BlackRock since 2000. He earned a BA in History from the University of
Pennsylvania.

Sub-Advisor: Brown Investment Advisory Incorporated (“Brown”), 901 South Bond Street, Suite 400, Baltimore,
Maryland 21231, incorporated in 1995, is a wholly-owned subsidiary of Brown Investment Advisory &
Trust Company, which is a wholly-owned subsidiary of Brown Advisory Holdings Incorporated.

Kenneth M. Stuzin has been with Brown since 1996. He earned a BA and an MBA from Columbia University. Mr.
Stuzin has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Causeway Capital Management LLC (“Causeway”), 11111 Santa Monica Boulevard, 15th Floor,
Los Angeles, CA 90025, was founded in 2001.

The day-to-day portfolio management is shared by a team of portfolio managers. The portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

James A. Doyle has been with Causeway since 2001. He earned a BA in Economics from Northwestern University and an MBA in Finance from the Wharton School, University of Pennsylvania.

Kevin Durkin has been with Causeway since 2001. He earned a BS from Boston College and an MBA from the
University of Chicago.

Jonathan P. Eng has been with Causeway since 2001. He earned a BA in History and Economics from Brandeis
University and an MBA from the Anderson Graduate School of Management at UCLA.

Harry W. Hartford co-founded the firm in 2001. He earned a BA in Economics from the University of Dublin, Trinity
College and an MSc in Economics from Oklahoma State University.

Sarah H. Ketterer co-founded the firm in 2001. She earned a BA in Economics and Political Science from Stanford
University and an MBA from the Amos Tuck School, Dartmouth College.

Sub-Advisor: ClearBridge Advisors, LLC (“ClearBridge”), 620 8th Avenue, New York, NY 10018, formed in 2005, is a wholly-owned subsidiary of Legg Mason, Inc.

Michael Kagan is lead portfolio manager for the mandate, along with Scott Glasser. As portfolio managers, they are aware of any and all activity in the portfolio, and share full authority for all purchase and sell decisions.

Scott Glasser joined ClearBridge in 2005 in connection with the Legg Mason/Citigroup transaction. Previously, Mr.
Glasser was a Managing Director of Citigroup Global Markets, Inc. and served as a Portfolio Manager at Smith Barney
Asset Management. He earned a BA from Middlebury College and an MBA from Pennsylvania State University.

Michael Kagan joined ClearBridge in 2005 in connection with the Legg Mason/Citigroup transaction. Previously, Mr.
Kagan was a Managing Director of Citigroup Global Markets, Inc. and served as a Portfolio Manager at Salomon
Brothers Asset Management. He earned a BA from Harvard College.

Sub-Advisor: Columbus Circle Investors (“CCI”), Metro Center, One Station Place, Stamford, CT 06902, founded in 1975, is an affiliate of PGI and a member of the Principal Financial Group.

For the LargeCap Growth Fund, Anthony Rizza is the lead portfolio manager, and Thomas J. Bisighini as co-portfolio manager has responsibility for research and supports Mr. Rizza on the day-to-day management of the Fund.

For the MidCap Growth Fund, Clifford G. Fox is the lead portfolio manager and Michael Iacono and Katerina
Wasserman are the co-portfolio managers. Mr. Fox has the final decision making authority, but relies on Mr. Iacono and Ms. Wasserman as analysts and researchers for stock ideas. Additionally, Mr. Iacono and Ms. Wasserman have the authority to execute trades in Mr. Fox’s absence.

For the SmallCap Growth Fund I, Clifford G. Fox is the lead portfolio manager and Michael Iacono is the co-portfolio manager. Mr. Fox has the final decision making authority, but relies on Mr. Iacono as the analyst and researcher for stock ideas. Additionally, Ms. Wasserman has the authority to execute trades in Mr. Fox’s absence.

Thomas J. Bisighini has been with CCI since 2004. He earned a BS from Bentley College and an MBA in Finance from Fordham University. Mr. Bisighini has earned the right to use the Chartered Financial Analyst designation.

Clifford G. Fox has been with CCI since 1992. He earned an MBA from the Stern School of Business, New York
University and a BS from the Wharton School, University of Pennsylvania. Mr. Fox has earned the right to use the
Chartered Financial Analyst designation.

Michael Iacono has been with CCI since 1997. He earned a BS from Boston College. Mr. Iacono is a Certified Public
Accountant and has earned the right to use the Chartered Financial Analyst designation.

Anthony Rizza has been with CCI since 1991. He earned a BS in Business from the University of Connecticut.
Mr. Rizza has earned the right to use the Chartered Financial Analyst designation.

Katerina Wasserman has been with CCI since 2000. She earned a BS in Biochemistry from the State University of
New York at Stony Brook and a Master’s of Public Administration from the Robert F. Wagner Graduate School at New
York University.

Sub-Advisor: Dimensional Fund Advisors LP (“Dimensional”), 6300 Bee Cave Road, Building One, Austin,
TX 78746, is a registered investment advisor organized in 1981.

Stephen A. Clark has been with Dimensional since 2001. He earned a BS from Bradley University and an MBA from the University of Chicago.

Sub-Advisor: Edge Asset Management, Inc. (“Edge”), 601 Union Street, Suite 2200, Seattle, WA 98101-1377, is
an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944.

When more than one portfolio manager is identified as being responsible for the day-to-day portfolio management, the portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Charlie D. Averill previously was a senior quantitative analyst and has worked at Edge since 1990. He earned a
Bachelor’s degree in Economics from Reed College and a Master’s degree in Economics from Princeton University.
Mr. Averill has earned the right to use the Chartered Financial Analyst designation.

Jill R. Cuniff became President of Edge in 2009 and became a portfolio manager in 2010. Prior to becoming the President of Edge, Ms. Cuniff was the President of Morley Financial. She earned a Bachelor’s degree in Business Finance from Montana
State University.

Mark P. Denkinger has been with Edge since 2009 and is responsible for high yield credit and levered loans.
Previously, Mr. Denkinger was the managing director of fixed income credit research and trading. He earned a
Bachelor’s degree in Finance and an MBA with a finance emphasis from the University of Iowa. Mr. Denkinger has earned the right to use the Chartered Financial Analyst designation.

Philip M. Foreman has been with Edge since 2002. He earned a Bachelor’s degree in Economics from the University of Washington and an MBA from the University of Puget Sound. Mr. Foreman has earned the right to use the
Chartered Financial Analyst designation.

John R. Friedl has been with Edge since 1998. He earned a BA in Communications and History from the University of
Washington and a Master's degree in Finance from Seattle University. Mr. Friedl has earned the right to use the
Chartered Financial Analyst designation.

Todd A. Jablonski, portfolio manager, has been with Edge since 2010. Previously, he was an Executive Director and
Portfolio manager at UBS. Prior to that, he was the lead portfolio manager of US large cap strategies at Credit Suisse
Asset Management. He earned a Bachelors degree in Economics from the University of Virginia and an MBA with an emphasis in Quantitative Finance from New York University's Stern School of Business. Mr. Jablonski has earned the right to use the Chartered Financial Analyst designation.

Scott J. Peterson has been with Edge since 2002. He earned a Bachelor’s degree in Mathematics from Brigham
Young University and an MBA from New York University’s Stern School of Business. Mr. Peterson has earned the right to use the Chartered Financial Analyst designation.

David W. Simpson has been with Edge since 2003. He earned a Bachelor's degree from the University of Illinois and an MBA in Finance from the University of Wisconsin. Mr. Simpson has earned the right to use the Chartered Financial
Analyst designation.

Darrin E. Smith has been with Edge since 2009 and has over 10 years experience as a high yield portfolio manager.
He earned a Bachelor’s degree in Economics from Iowa State University and an MBA from Drake University. Mr.
Smith has earned the right to use the Chartered Financial Analyst designation.

Joseph T. Suty has been with Edge since 2005. He earned a Bachelor's degree in Finance from the University of
Detroit and an MBA in Finance from Stanford University. Mr. Suty has earned the right to use the Chartered Financial
Analyst designation.

Sub-Advisor: Emerald Advisers, Inc. (“Emerald”), 1703 Oregon Pike Road, Suite 101, Lancaster, PA 17601, is a
wholly owned subsidiary of Emerald Asset Management incorporated in 1991.

The portfolio managers work as a team. Each person has the authority to make buy and sell decisions for the portfolio.
Each also has sector-specific research responsibilities as well.

Joseph W. Garner has been with Emerald since 1994. He earned a BA in Economics from Millersville University and an MBA from the Katz Graduate School of Business, University of Pittsburgh.

Peter J. Niedland has been with Emerald since 2009. Before joining Emerald, he was co-founder and portfolio manager for NS Investment Partners, LLC. Prior thereto, he served as research analyst and portfolio manager at
Liberty Ridge Capital. Mr. Niedland earned a BS in Business Administration from the University of Richmond. He has also earned the right to use the Chartered Financial Analyst designation.

Kenneth G. Mertz II has been with Emerald since 1992. He earned a BA in Economics from Millersville University. Mr.
Mertz has earned the right to use the Chartered Financial Analyst designation.

Stacey L. Sears has been with Emerald since 1991. She earned a BS in Business Administration from Millersville
University and an MBA from Villanova University.

Sub-Advisor: Essex Investment Management Company, LLC (“Essex”), 125 High Street, 29th Floor, Boston, MA
02110, is a Boston-based management firm which specializes in growth equity investments.

Nancy B. Prial has been with Essex since 2004. She earned a BS in Electrical Engineering and a BA in Mathematics
from Bucknell University. She also earned an MBA from Harvard Business School. Ms. Prial has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Goldman Sachs Asset Management, L.P. (“GSAM”), 32 Old Slip, New York, NY 10005, has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs &
Co.

The day-to-day portfolio management is shared by multiple portfolio managers. In each such case, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Andrew Alford has been with GSAM since 1998. He earned a BS in Information and computer Science from the
University of California at Irvine and an MBA and Ph.D. from the Booth Graduate School of Business at the University of Chicago.

Dolores Bamford has been with GSAM since 2002. She earned a BA from Wellesley College and an MS from MIT
Sloan School of Management. Ms. Bamford has earned the right to use the Chartered Financial Analyst designation.

Andrew Braun has been with GSAM since 1993. He earned a A in Economics from Harvard University and an MBA in Finance and Economics from the Stern School of Business at New York University.

Scott Carroll has been with GSAM since 2002. He earned a BS in Accounting from Northern Illinois University and an
MBA from the University of Chicago Graduate School of Business. Mr. Carroll as earned the right to use the Chartered
Financial Analyst designation.

Kent Daniel has been with GSAM since 2004. He earned a BS from the California Institute of Technology and an
MBA and Ph.D. from UCLA.

Katinka Domotorffy has been with GSAM since 1998. She earned an BS from the University of Pennsylvania and an
MS in Finance from the London School of Economics. Ms. Domotorffy has earned the right to use the Chartered
Financial Analyst designation.

Sean Gallagher has been with GSAM since 2000. He earned a BS in Finance from Drexel University and an MBA in
Finance and Accounting from Stern School of Business at New York University.

Sub-Advisor: Guggenheim Investment Management, LLC ("Guggenheim"), 135 East 57th Street, 6th Floor, New
York, New York 10022.

The day-to-day portfolio management is shared by two Portfolio Managers who operate as a team, but each member does have a specific area of concentration as well. Mr. Mitchell is the lead portfolio manager and Mr. Lindquist focuses on trading and market evaluation.

Richard Lindquist has been with Guggenheim since 2009. Prior to joining the firm, he was Managing Director, Head of High Yield at HSBC. Prior thereto, he was Managing Director at Credit Suisse. He earned a BS in Finance from
Boston College and an MBA from the University of Chicago. Mr. Lindquist has earned the right to use the Chartered
Financial Analyst designation.

Patrick Mitchell has been with Guggenheim since 2008. Prior to joining the firm, he was Managing Director and CIO at Maplestone Capital Management, LLC. Prior thereto, he was Managing Director at Post Advisor Group, LLC. He
earned a BS in Business from the University of Idaho and an MBA from Idaho State University.

Sub-Advisor: J.P. Morgan Investment Management Inc. (“J.P. Morgan”), 245 Park Avenue, 3rd Floor, New York,
NY 10167, is an SEC registered investment advisor and an indirect wholly owned subsidiary of
JPMorgan Chase & Co.

The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Christopher T. Blum has been with J.P. Morgan since 2001. He earned a BBA in Finance from Bernard M. Baruch
School of Business. Mr. Blum has earned the right to use the Chartered Financial Analyst designation.

James E. Gibson has been with J.P. Morgan since 2005. He earned a BS in Finance from the University of Cincinnati
College of Business Administration.

William J. Morgan has been with J.P. Morgan since 1984. He earned a BA in History from Kenyon College and an
MBA from Xavier University.

Dennis S. Ruhl has been with J.P. Morgan since 1999. He earned BS degrees in Mathematics and Computer
Science an MEng in Computer Science from Massachusetts Institute of Technology. Mr. Ruhl has earned the right to use the Chartered Financial Analyst designation.

James P. Shanahan, Jr. has been with J.P. Morgan since 2005. He earned a BA from Xavier University and a JD from the University of Cincinnati College of law.

Sub-Advisor: Jacobs Levy Equity Management, Inc. (“Jacobs Levy”), 100 Campus Drive, P.O. Box 650, Florham
Park, NJ 07932-0650, founded in 1986, is an independent equity manager, focused exclusively on the management of U.S. equity portfolios for institutional clients.

The two Principals, Bruce Jacobs and Ken Levy, are jointly responsible for the design and implementation of the
Jacobs investment process and the management of all client portfolios. There is no limitation on the authority of one portfolio manager in relation to another.

Bruce I. Jacobs co-founded Jacobs Levy in 1986. He earned a BA from Columbia College, an MS in Operations
Research and Computer Science from Columbia University, an MSIA from Carnegie Mellon University’s Graduate
School of Industrial Administration, and an MA in Applied Economics and a Ph.D. in Finance from the University of
Pennsylvania’s Wharton School.

Kenneth N. Levy co-founded Jacobs Levy in 1986. He earned a BA in Economics from Cornell University and an
MBA and an MA in Business Economics from the University of Pennsylvania’s Wharton School. Mr. Levy has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Los Angeles Capital Management and Equity Research, Inc. (“L.A. Capital”), 11150 Santa Monica
Boulevard, Suite 200, Los Angeles, CA 90025, is an independent, employee-owned firm.

The day-to-day portfolio management is shared by multiple portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

David R. Borger co-founded L.A. Capital in 2002. He earned a BA from the Wittenberg University and an MA and
MBA from the University of Michigan. Mr. Borger has earned the right to use the Chartered Financial Analyst designation.

Christine M. Kugler has been with L.A. Capital since it was founded in 2002. She earned a BA from the University of
California, Santa Barbara.

Stuart K. Matsuda co-founded L.A. Capital in 2002. He earned a BBA from the University of Hawaii and an MBA from
California State University Northridge.

Hal W. Reynolds co-founded L.A. Capital in 2002. He earned a BA from the University of Virginia and an MBA from the University of Pittsburgh. Mr. Reynolds has earned the right to use the Chartered Financial Analyst designation.

Thomas D. Stevens co-founded L.A. Capital in 2002. He earned a BBA and MBA from the University of Wisconsin.
Mr. Stevens has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Mellon Capital Management Corporation (“Mellon Capital”), 500 Grant Street, Suite 4200, One
Mellon Center, Pittsburgh, PA 15258. established in 1983, is an indirect wholly owned subsidiary of
Bank of New York Mellon Corporation.

Portfolio management decisions are made on a team basis and are accomplished on a regular basis at periodic portfolio rebalance meetings. The team's decisions are systematically implemented across all accounts managed to the same benchmark, subject to the approval of the portfolio manager specifically assigned to each account, who must confirm that each trade fits within the specific policy guidelines of each account.

Ronald P. Gala has been with Mellon Capital since 1993. He earned a BS in Business Administration from Duquesne
University and an MBA in Finance from the University of Pittsburgh. Mr. Gala has earned the right to use the
Chartered Financial Analyst designation.

Peter D. Goslin has been with Mellon Capital since 1999. He earned a BS in Finance from St. Vincent College and an
MBA in Finance at the University of Notre Dame Graduate School of Business. Mr. Goslin has earned the right to use the Chartered Financial Analyst designation.

Adam T. Logan has been with Mellon Capital since 1999. He earned a BA in Finance from Westminster College and an MBA in Finance from the University of Pittsburgh. Mr. Logan has earned the right to use the Chartered Financial
Analyst designation.

Sub-Advisor: Montag & Caldwell, Inc. (“M&C”), 3455 Peachtree Rd., NE, Suite 1200, Atlanta, Georgia 30326, is a
registered investment adviser founded in 1945 which is a wholly-owned direct subsidiary of Fortis Bank
SA/NV.

Mr. Canakaris leads the M&C Investment Policy Group, which as a team has overall responsibility for the security selection process of the Firm’s Large Cap Growth strategy. Mr. Maxwell is the primary portfolio manager. In addition to handling the day-to-day management of the portfolio, he also participates in the security selection process for the
Firm’s Large Cap Growth strategy. Mr. Markwalter is the back-up portfolio manager for the Fund. He assists with the day-to-day management of the portfolio, and also participates in security selection process for the Firm’s Large Cap
Growth strategy.

Ronald Canakaris has been with M&C since 1972. He earned a BS and BA from the University of Florida. He has earned the right to use the Chartered Financial Analyst designation.

Charles E. Markwalter has been with M&C since 1998. He earned a BA from Dartmouth College. Mr. Markwalter has earned the right to use the Chartered Financial Analyst designation.

Grover C. Maxwell III has been with M&C since 1988. He earned a BA from The University of the South and an MBA from Emory University. Mr. Maxwell has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Neuberger Berman Fixed Income LLC (“Neuberger Berman”) (formerly known as Lehman
Brothers Asset Management LLC), 190 South LaSalle Street, Chicago, IL 60603, is an investment advisor registered with the SEC and is a wholly-owned subsidiary of Neuberger Berman Group LLC.

The day-to-day portfolio management is shared by two portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Ann H. Benjamin has been with Neuberger Berman (and its predecessors) since 1997. She earned a BA in
Economics from Chatham College and a Master’s in Finance from Carnegie Mellon University.

Thomas P. O’Reilly has been with Neuberger Berman (and its predecessors) since 1997. He earned a BS in Finance from Indiana University and an MBA from Loyola University. He has earned the right to use the Chartered Financial
Analyst designation.

Sub-Advisor: Pacific Investment Management Company LLC (“PIMCO”), 840 Newport Center Drive, Newport
Beach, CA 92660, was organized in 1971, is a limited liability company that is a majority owned subsidiary of Allianz Global Investors of America L.P., whose ultimate parent is Allianz SE.

William H. Gross is a founding partner of PIMCO. He earned a BA from Duke University and an MBA from Anderson
School of Management at UCLA. Mr. Gross has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Principal Global Investors, LLC (“PGI”), 801 Grand Avenue, Des Moines, IA 50392, is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group

As reflected in the list below, the day-to-day portfolio management, for some funds, is shared by multiple portfolio managers. In each such case, except where noted in the Management of the Funds section, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Michael Ade has been with PGI since 2001. He earned a Bachelor's degree in Finance from the University of
Wisconsin. Mr. Ade has earned the right to use the Chartered Financial Analyst designation.

William C. Armstrong has been with PGI since 1992. He earned a Bachelor’s degree from Kearney State College and a Master’s degree from the University of Iowa. Mr. Armstrong has earned the right to use the Chartered Financial
Analyst designation.

David M. Blake has been with PGI since 2000. He earned a Bachelor’s degree and an MBA from Saint Louis
University. Mr. Blake has earned the right to use the Chartered Financial Analyst designation.

Paul H. Blankenhagen has been with PGI since 1992. He earned a Bachelor’s degree in Finance from Iowa State
University and a Master’s degree from Drake University. Mr. Blankenhagen has earned the right to use the Chartered
Financial Analyst designation.

Juliet Cohn has been with PGI since 2003. She earned a Bachelor's degree in Mathematics from Trinity College,
Cambridge, England.

Craig Dawson has been with PGI since 1998. He earned a Bachelor’s degree in Finance and an MBA from the
University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.

Mihail Dobrinov has been with PGI since 2002. He earned an MBA in Finance from the University of Iowa and a law degree from Sofia University, Bulgaria. Mr. Dobrinov has earned the right to use the Chartered Financial Analyst designation. (Mr. Dobrinov does not provide legal services on behalf of any of the member companies of the Principal
Financial Group.)

Tim Dunbar has been with the Principal Financial Group since 1986. He earned a Bachelor's degree from Iowa State
University.

Arild Holm has been with PGI since 2002. He earned a Bachelor’s degree in Management Sciences from the
University of Manchester Institute of Science and Technology (England) and an MBA in Finance from the University of
Colorado. Mr. Holm has earned the right to use the Chartered Financial Analyst designation.

Christopher Ibach has been with PGI since 2002. He earned a Bachelor’s degree in Electrical Engineering and an
MBA in Finance from the University of Iowa. Mr. Ibach has earned the right to use the Chartered Financial Analyst designation.

Steven Larson, CFA. Mr. Larson, portfolio manager, joined PGI in 2001. He is responsible for co-managing PGI’s international growth portfolio as well as covering the utilities sector for core international portfolios. Mr. Larson earned a Bachelor’s degree from Drake University and an MBA in Finance from the University of Minnesota. He has earned the right to use the Chartered Financial Analyst designation.

Dirk Laschanzky has been with PGI since 1997. He earned a BA and an MBA, both in Finance, from the University of
Iowa. Mr. Laschanzky has earned the right to use the Chartered Financial Analyst designation.

Thomas Morabito has been with PGI since 2000. He earned a BA in Economics from State University of New York and an MBA in Finance from Northeastern University. Mr. Morabito has earned the right to use the Chartered Financial
Analyst designation.

K. William Nolin has been with PGI since 1994. He earned a Bachelor’s degree in Finance from the University of
Iowa and an MBA from the Yale School of Management. Mr. Nolin has earned the right to use the Chartered Financial
Analyst designation.

Phil Nordhus has been with PGI since 1990. He earned a Bachelor’s degree in Economics from Kansas State
University and an MBA from Drake University. Mr. Nordhus has earned the right to use the Chartered Financial
Analyst designation.

John Pihlblad has been with PGI since 2000. He earned a BA from Westminster College. Mr. Pihlblad has earned the right to use the Chartered Financial Analyst designation.

Tracy Reeg has been with PGI since 1993. She earned a Bachelor’s degree in Finance from the University of
Northern Iowa.

Michael L. Reynal has been with PGI since 2001. He earned a BA in History from Middlebury College, an MBA from the Amos Tuck School at Dartmouth College and an MA in History from Christ’s College at the University of
Cambridge.

Alice Robertson has been with the Principal Financial Group since 1990. She earned a Bachelor’s degree in
Economics from Northwestern University and a Master’s degree in Finance and Marketing from DePaul University.

Mustafa Sagun has been with PGI since 2002. He earned a Bachelor's degree in Electronics and Engineering from
Bogazici University of Turkey, an MA in International Economics from the University of South Florida, and a Ph.D. in
Finance. Dr. Sagun has earned the right to use the Chartered Financial Analyst designation.

Jeffrey A. Schwarte has been with PGI since 1993. He earned a Bachelor’s degree in Accounting from the University of Northern Iowa. Mr. Schwarte is a CPA and has earned the right to use the Chartered Financial Analyst designation.

Scott W. Smith has been with PGI since 1999. He earned a Bachelor’s degree in Finance from Iowa State University.

Jon Taylor has been with PGI since 2006. Previously, he was a Chief Investment Officer at both HSBC Asset
Management (Australia) Ltd and UBS Global Asset Management (Australia) Ltd. He also worked at Commonwealth
Funds Management and Westpac Investment Management in Australia. He earned a bachelor's degree in Political
Science from Brigham Young University and a Master's degree in Economics from the University of Utah.

Timothy R. Warrick has been with PGI since 1990. He earned a Bachelor’s degree in Accounting and Economics from Simpson College and an MBA in Finance from Drake University. Mr. Warrick has earned the right to use the
Chartered Financial Analyst designation.

Sub-Advisor: Principal Real Estate Investors, LLC (“Principal - REI”), 801 Grand Avenue, Des Moines, IA 50392,
an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the
Principal Financial Group, was founded in 2000.

The day-to-day portfolio management, for some funds, is shared by multiple portfolio managers. In each such case, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Simon Hedger has been with Principal - REI since 2003. He earned an MBA from the University of New England and is an associate member of both the Royal Institute of Chartered Surveyors and of the Australian Property Institute. He
is a U.K. qualified chartered surveyor (ARICS).

Chris Lepherd has been with Principal - REI since 2003. He earned a Bachelor of Business (Land Economy) from the
University of Western Sydney and a Graduate Diploma in Applied Finance and Investment from the Securities Institute of Australia.

Marc Peterson has been with Principal - REI since 1992. He earned a BA in Accounting from Luther College and an
MBA from Drake University. Mr. Peterson has earned the right to use the Chartered Financial Analyst designation.

Kelly Rush has been with the real estate investment area for the firm since 1987. He earned a Bachelor’s degree in
Finance and an MBA in Business Administration from the University of Iowa. Mr. Rush has earned the right to use the
Chartered Financial Analyst designation.

Sub-Advisor: Pyramis Global Advisors, LLC (“Pyramis”), 900 Salem Street, Smithfield, RI 02917, was organized in 2005 and is a Fidelity Investments company.

Cesar E. Hernandez has been with Fidelity Investments since 1989 and Pyramis since its inception in 2005. He earned a BS from the Universidad Simon Bolivar and an MBA from Babson College. Mr. Hernandez has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Schroder Investment Management North America Inc. (“Schroder”), 875 Third Avenue, New York,
NY 10022, a registered investment advisor.

Sub-Advisor: Spectrum Asset Management, Inc. (“Spectrum”), 2 High Ridge Park, Stamford, CT 06905, founded in 1987, is an indirect subsidiary of Principal Life, an affiliate of PGI and a member of the Principal
Financial Group. Spectrum was founded in 1987.

The day-to day portfolio management is shared by two portfolio managers. In each such case, except where noted in the Management of the Funds section, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

L. Phillip Jacoby has been with Spectrum since 1995. He earned a BS in Finance from Boston University.

Mark A. Lieb founded Spectrum in 1987. He earned a BA in Economics from Central Connecticut State University and an MBA in Finance from the University of Hartford.

Sub-Advisor: T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, MD 21202, a
wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over
70 years of investment management experience.

Ms. Dopkin serves as a portfolio coordinator for the LargeCap Blend Fund II. Instead of making stock selection decisions, she is responsible for ensuring adherence to portfolio constraints and risk controls, along with managing inter-analyst activity. As the lead portfolio coordinator, Ms. Dopkin has ultimate accountability for the LargeCap Blend
Fund II.

Anna M. Dopkin has been with T. Rowe Price since 1996. She earned a BS from the Wharton School of the
University of Pennsylvania. Ms. Dopkin has earned the right to use the Chartered Financial Analyst designation.

Ann M. Holcomb has been with T. Rowe Price since 1996. She earned a BA in Mathematics from Goucher College and an MS in Finance from Loyola College. Ms. Holcomb has earned the right to use the Chartered Financial Analyst designation.

Robert W. Sharps has been with T. Rowe Price since 1997. He earned a BS in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has earned the right to use the
Chartered Financial Analyst designation and the Certified Public Accountant accreditation.

Sub-Advisor: Thompson, Siegel & Walmsley LLC ("TS&W"), 6806 Paragon Place, Suite 300, Richmond, VA
23230, is a limited liability company and a SEC registered investment advisor founded in 1969. TS&W is a majority owned subsidiary of Old Mutual (US) Holdings Inc., a subsidiary of Old Mutual plc.

The portfolio managers operate as a team sharing authority and responsibility for the day-to-day management of the portfolio. There is no lead portfolio manager.

Elizabeth Cabell Jennings has been with TS&W since 1986. She earned a BA in Economics from The College of
William and Mary. Mrs. Jennings has earned the right to use the Chartered Financial Analyst designation.

John (Jack) S. Pickler has been with TS&W since 2002. He earned a BS from the University of Virginia and an MBA from Wake Forest University. Mr. Pickler has earned the right to use the Chartered Financial Analyst designation.

Charles (Chip) J. Wittmann has been with TS&W since 2004. He earned a BA in Business from Davidson College and an MBA from Duke University. Mr. Wittmann has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Tortoise Capital Advisors, L.L.C. ("Tortoise"), 11550 Ash Street, Suite 300, Leawood, Kansas
66211, formed in October 2002, is wholly owned by Tortoise Holdings, LLC.

The portfolio managers share responsibility for investment management. It is the policy of the investment committee that any one member can require Tortoise to sell a security and any one member can veto the committee's decision to invest in a security.

H. Kevin Birzer has been with Tortoise since 2002. He earned a BA from the University of Notre Dame and an MBA from New York University. Mr. Birzer has earned the right to use the Chartered Financial Analyst designation.

Zachary A. Hamel has been with Tortoise since 2002. He is also a Partner with Fountain Capital Management, LLC.
He earned a BS in Business Administration from Kansas State University and an MBA from the University of Kansas
School of Business. Mr. Hamel has earned the right to use the Chartered Financial Analyst designation.

Kenneth P. Malvey has been with Tortoise since 2002. He is also a Partner with Fountain Capital Management, LLC.
He earned a BS in Finance from Winona State University. Mr. Malvey has earned the right to use the Chartered
Financial Analyst designation.

Terry C. Matlack has been with Tortoise since 2002. He earned a BS in Business Administration from Kansas State
University and a JD and MBA from the University of Kansas. Mr. Matlack has earned the right to use the Chartered
Financial Analyst designation.

David J. Schulte has been with Tortoise since 2002. He earned a BS in Business Administration from Drake
University and a JD from the University of Iowa. Mr. Schulte is a CPA and has earned the right to use the Chartered
Financial Analyst designation.

Sub-Advisor: Turner Investment Partners, Inc. (“Turner”), 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312,
formed in 1990, is an employee-owned investment management firm.

The day-to day portfolio management is shared by multiple portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Tara R. Hedlund has been with Turner since 2000. She earned a bachelor’s degree in Accountancy from Villanova
University. Ms. Hedlund has earned the right to use the Chartered Financial Analyst designation.

Christopher K. McHugh is a co-founder of Turner. He earned a BS in Accounting from Philadelphia University and an
MBA in Finance from St. Joseph’s University.

Jason D. Schrotberger has been with Turner since 2001. He earned a BA in Economics and an MBA in Finance from the University of Illinois. Mr. Schrotberger has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), One North Wacker, Chicago,
IL 60606, is a Delaware corporation and SEC registered investment advisor. UBS Global AM is a wholly owned subsidiary of UBS AG and a member of the UBS Global Asset Management Division.

Thomas Cole, Thomas Digenan, and John Leonard are the members of the North American Equities investment management team primarily responsible for the day-to-day management of the LargeCap Value Fund I. Mr. Cole as the head of the investment management team leads the portfolio construction process and reviews the overall composition of the Fund's portfolio to ensure compliance with its stated investment objectives and strategies. Mr.
Leonard, and Mr. Digenan work closely with Mr. Cole on portfolio construction and ensuring that Fund investment objectives are met.

Thomas M. Cole has been with UBS Global AM since 1985. He earned an MBA from the University of Wisconsin. Mr.
Cole has earned the right to use the Chartered Financial Analyst designation.

Thomas J. Digenan has been with UBS Global AM since 2001. He was President of The UBS Funds from 1993 to
2001. He is a CPA and earned an MST from DePaul University. Mr. Digenan has earned the right to use the Chartered
Financial Analyst designation.

John C. Leonard has been with UBS Global AM 1991. He earned an MBA from University of Chicago. Mr. Leonard has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Vaughan Nelson Investment Management, LP (“Vaughan Nelson”), 600 Travis Street, Suite 6300,
Houston, Texas 77002, was founded in 1970 and is a wholly-owned affiliated under Natixis Global
Asset Management.

The portfolio managers operate as a team making portfolio composition and buy/sell decisions. However, Chris Wallis, as team leader, has final decision-making authority.

Chris D. Wallis has been with Vaughan Nelson since 1999. He earned a BBA in Accounting from Baylor University and an MBA from Harvard Business School. Mr. Wallis has earned the right to use the Chartered Financial Analyst designation.

Scott J. Weber has been with Vaughan Nelson since 2003. He earned a BS in Natural Resources from The University of the South and an MBA from Tulane University. Mr. Weber has earned the right to use the Chartered Financial
Analyst designation.

Sub-Advisor: Westwood Management Corp. (“Westwood”), 200 Crescent Court, Suite 1200, Dallas, Texas
75201, a New York corporation formed in 1983, is a wholly owned subsidiary of Westwood Holdings
Group, Inc.

The day-to-day portfolio management is shared by a portfolio management team that has responsibility for security research and portfolio management.

Susan M. Byrne founded Westwood in 1983. She attended the University of California at Berkeley.

Mark R. Freeman has been with Westwood since 1999. He earned a BA in Economics from Millsaps College and an
MS in Economics from Louisiana State University. Mr. Freeman has earned the right to use the Chartered Financial
Analyst designation.

Scott D. Lawson has been with Westwood since 2003. He earned a BS in Economics from Texas Christian University and an MBA from St. Louis University. Mr. Lawson has earned the right to use the Chartered Financial Analyst designation.

Jay K. Singhania has been with Westwood since 2001. He earned a BBA in Finance from the University of Texas at
Austin and participated in its MBA Undergraduate Financial Analyst Program, specializing in the Energy sector. Mr.
Singhania has earned the right to use the Chartered Financial Analyst designation.

Kellie R. Stark has been with Westwood since 1992. She earned a BS in Finance and an MBA with an emphasis in
Accounting from the University of Colorado at Boulder. Ms. Stark has earned the right to use the Chartered Financial
Analyst designation.

The Sub-Sub-Advisors
Principal Global Investors, LLC (“PGI”) has entered into a sub-sub-advisory agreement for the Bond & Mortgage
Securities Fund and High Quality Intermediate-Term Bond Fund. Under this agreement, the sub-sub-advisor has agreed to assume the obligations of PGI for a certain portion of the Funds’ assets. The sub-sub-advisor is paid a fee by PGI. Day-to-day management decisions concerning a portion of the Bond & Mortgage Securities Fund’s portfolio and the High Quality Intermediate-Term Bond Fund’s portfolio are made by Spectrum Asset Management, Inc.
(“Spectrum”), which serves as sub-sub-advisor. See the discussion regarding Spectrum provided in connection with the Preferred Securities Fund for a description of the firm and the individuals who serve as portfolio managers.

Schroder Inc., Schroder Limited and Principal have entered into a sub-sub-advisory agreement for the International
Fund I. Under this agreement, Schroder Limited has agreed to carry out the obligations of Schroder Inc. to manage the
Fund’s assets. Day-to-day management decisions concerning the portion of the International Fund I’s portfolio allocated to Schroder Inc. are made by Schroder Limited. Schroder Inc. pays a fee to Schroder Limited.

Sub-Sub-Advisor: Schroder Investment Management North America Limited (“Schroder Limited”), 31
Gresham Street, London, United Kingdom EC2V 7QA, a US registered investment advisor.

The day-to-day portfolio management is shared by multiple portfolio managers. Ms. Virginie Maisonneuve is the lead portfolio manager.

Virginie Maisonneuve has been with Schroder since 2004. She earned a BA in Political Economy from Dauphine
University, an MA in Mandarin Chinese from People's University (renda), Beijing, and an MBA, Ecole Superieure Libre des Sciences Commerciales Appliquees (ESLSCA). Ms. Maisonneuve has earned the right to use the Chartered
Financial Analyst designation.

Simon Webber has been with Schroders since 1999. He earned a BSc (Hons) in Physics, University of Manchester.
Mr. Webber has earned the right to use the Chartered Financial Analyst designation.

Fees Paid to Principal
Each Fund pays Principal a fee for its services, which includes the fee Principal pays to the Sub-Advisor. The fee each
Fund paid (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2009 was:

	Bond & Mortgage Securities Fund	0.52%	MidCap Value Fund III	0.65%
	Core Plus Bond Fund I	0.58%	Money Market Fund	0.38%
	Disciplined LargeCap Blend Fund	0.57%	Preferred Securities Fund	0.73%
	Diversified International Fund	0.88%	Principal Capital Appreciation Fund	0.58%
	Equity Income Fund	0.52%	Principal LifeTime 2010 Fund	0.08%(2)
	Global Diversified Income Fund	0.80%(1)	Principal LifeTime 2015 Fund	0.08%(2)
	Global Real Estate Securities Fund	0.90%	Principal LifeTime 2020 Fund	0.08%(2)
	Government & High Quality Bond Fund	0.50%	Principal LifeTime 2025 Fund	0.08%(2)
	High Quality Intermediate-Term Bond Fund	0.40%	Principal LifeTime 2030 Fund	0.08%(2)
	High Yield Fund	0.51%	Principal LifeTime 2035 Fund	0.08%(2)
	High Yield Fund I	0.64%	Principal LifeTime 2040 Fund	0.08%(2)
	Income Fund	0.50%	Principal LifeTime 2045 Fund	0.08%(2)
	Inflation Protection Fund	0.40%	Principal LifeTime 2050 Fund	0.08%(2)
	International Emerging Markets Fund	1.19%	Principal LifeTime 2055 Fund	0.08%(2)
	International Fund I	1.08%	Principal LifeTime Strategic Income Fund	0.08%(2)
	International Growth Fund	0.98%	Real Estate Securities Fund	0.84%
	International Value Fund I	1.09%	SAM Balanced Portfolio	0.35%
	LargeCap Blend Fund I	0.44%	SAM Conservative Balanced Portfolio	0.35%
	LargeCap Blend Fund II	0.75%	SAM Conservative Growth Portfolio	0.35%
	LargeCap Growth Fund	0.62%	SAM Flexible Income Portfolio	0.35%
	LargeCap Growth Fund I	0.73%	SAM Strategic Growth Portfolio	0.35%
	LargeCap Growth Fund II	0.93%	Short-Term Bond Fund	0.40%
	LargeCap S&P 500 Index Fund	0.15%	Short-Term Income Fund	0.48%
	LargeCap Value Fund	0.44%	SmallCap Blend Fund	0.75%
	LargeCap Value Fund I	0.79%	SmallCap Growth Fund	0.75%
	LargeCap Value Fund III	0.78%	SmallCap Growth Fund I	1.10%
	MidCap Blend Fund	0.65%	SmallCap Growth Fund II	1.00%
	MidCap Growth Fund	0.69%	SmallCap S&P 600 Index Fund	0.15%
	MidCap Growth Fund III	0.98%	SmallCap Value Fund	0.75%
	MidCap S&P 400 Index Fund	0.15%	SmallCap Value Fund I	1.00%
	MidCap Value Fund I	0.98%
(1) Period from December 15, 2008, date operations commenced, through October 31, 2009.
(2) Effective July 1, 2009, the Fund’s management fees were decreased to 0.03%.

A discussion regarding the basis for the Board of Directors approval of the management agreement with Principal and the sub-advisory agreements with each Sub-Advisor is available in the semi-annual report to shareholders for the period ended April 30, 2009 and in the annual report to shareholders for the fiscal year ended October 31, 2009.

The Fund operates as a Manager of Managers. Under an order received from the SEC, the Fund and Principal, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may, without obtaining shareholder approval:
•	hire one or more Sub-Advisors;
•	change Sub-Advisors; and
•	reallocate management fees between itself and Sub-Advisors.

Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund’s sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund’s reliance on the order; however, only the Core Plus
Bond I, Global Diversified Income, High Yield I, Inflation Protection, International I, International Value I, LargeCap
Blend I, LargeCap Blend II, LargeCap Growth I, LargeCap Growth II, LargeCap Value I, LargeCap Value III, MidCap
Growth III, MidCap Value I, MidCap Value III, SmallCap Growth I, SmallCap Growth II, SmallCap Value I, and
SmallCap Value II Funds intend to rely on the order.

PRICING OF FUND SHARES

Each Fund’s shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange (“NYSE”) is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/
Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The
share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order at our transaction processing center in Canton, Massachusetts. To process your purchase order on the day we receive it, we must receive the order (with complete information):
• on a day that the NYSE is open and
• prior to the close of trading on the NYSE (normally 3 p.m. Central Time).
Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.
If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

For all Funds, except the Money Market Fund, the share price is calculated by:
• taking the current market value of the total assets of the Fund
• subtracting liabilities of the Fund
• dividing the remainder proportionately into the classes of the Fund
• subtracting the liability of each class
• dividing the remainder by the total number of shares outstanding for that class.

With respect to the Principal LifeTime Funds and SAM Portfolios, which invest in other registered investment company funds, each Fund's NAV is calculated based on the NAV of such other registered investment company funds in which the Fund invests.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the
Statement of Additional Information.

NOTES:
• If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
• A Fund’s securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a
Fund’s NAV are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to “fair value” some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund’s NAV is calculated.

Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If Principal believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund’s NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

The trading of foreign securities generally or in a particular country or countries may not take place on all days the
NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

• Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The
Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

DIVIDENDS AND DISTRIBUTIONS

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Funds pay their net investment income to shareholders of record on the business day prior to the payment date. The payment schedule is as follows:
• The Bond & Mortgage Securities, Global Diversified Income, Government & High Quality Bond, High Yield,
Income, Inflation Protection, Short-Term Bond, and Short-Term Income Funds declare dividends of their daily net investment income each day their shares are priced. The Funds pay out their accumulated declared dividends monthly.
• The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced.
On the 20th day of each month (or the previous business day) the Fund will distribute its accumulated declared dividends. You may ask to have your dividends paid to you in cash. If you do not request cash payment, your dividend will be applied to purchase additional shares of the Fund monthly.
• The Preferred Securities Fund pays its net investment income monthly.
• The Core Plus Bond I, Equity Income, Global Real Estate Securities, and Real Estate Securities Funds and the
SAM Flexible Income, SAM Conservative Balanced, and SAM Balanced Portfolios each pay their net investment income quarterly in March, June, September, and December.
• The other Funds pay their net investment income annually in December.
For more details on the payment schedule go to www.principal.com

Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held.
Special tax rules apply to Fund distributions to retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

To the extent that distributions the Funds pay are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for frequent trading or market timing activity. The Funds do not knowingly accommodate frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

We consider frequent trading and market timing activities to be abusive trading practices because they:

Disrupt the management of the Funds by
forcing the Fund to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Fund and causing unplanned portfolio turnover;
Hurt the portfolio performance of the Fund; and
Increase expenses of the Fund due to
increased broker-dealer commissions and
increased recordkeeping and related costs.
Funds may be at greater risk for abusive trading practices. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. If we are not able to identify such abusive trading practices, the Funds and their shareholders may be harmed. The harm of undetected excessive trading in shares of the underlying funds in which the Principal LifeTime Funds or Strategic Asset Management Portfolios invest could flow through to the Principal LifeTime Funds and Strategic Asset Management Portfolios as they would for any fund shareholder.

We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.

If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

  Rejecting exchange instructions from the shareholder or other person authorized by the shareholder to direct exchanges;
  Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone or via the internet;
  Limiting the number of exchanges during a year;
  Requiring a holding period of a minimum of 30 days before permitting exchanges among the Funds where there is evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption); and
  Taking such other action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange. We will give you notice in writing in this instance.

FUND ACCOUNT INFORMATION

Orders Placed by Intermediaries

Principal Funds may have an agreement with your intermediary, such as a broker-dealer, third party administrator, or trust company, that permits the intermediary to accept orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries (“sub-designees”) to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund, and pays for it in accordance with the agreement, the Fund will price the order at the next net asset value per share it computes after your intermediary or sub-designee received your order.

Note: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the NYSE closes at a time other than 3 p.m. Central Time.

Signature Guarantees

Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:

  if you sell more than $100,000 from any one Fund;
  if a sales proceeds check is payable to other than the account shareholder(s);
  to change ownership of an account;
  to add telephone transaction services and/or wire privileges to an existing account if there is not a common owner between the bank account and mutual fund account;
  to change bank account information designated under an existing telephone withdrawal plan if there is not a common owner between the bank account and mutual fund account;
  to exchange or transfer among accounts with different ownership; and
  to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 15 days.

Reservation of Rights

Principal Funds reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Funds reserves the right to change the share class described herein. Shareholders will be notified of any such action to the extent required by law.

Financial Statements

Shareholders will receive annual financial statements for the Funds, audited by the Funds’ independent registered public accounting firm. Shareholders will also receive a semiannual financial statement that is unaudited.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund's policies and procedures with respect to disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in Principal Funds, Inc. Annual Report to Shareholders for the fiscal year ended October 31, 2009, which is available upon request, and incorporated by reference into the SAI.

To request a free copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-222-5852.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009		2008	2007	2006	2005
BOND & MORTGAGE SECURITIES FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 8.51	$ 10.50	$ 10.67		$ 10.62	$ 10.90
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .48		0.54	0.57	0.51	0 .44
Net Realized and Unrealized Gain (Loss) on Investments.	1 .10		(2 .01)	(0 .17)	0.03	(0 .28)
Total From Investment Operations	1 .58		(1 .47)	0.40	0.54	0 .16
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .41)		(0 .52)	(0 .57)	(0 .49)	(0 .43)
Distributions from Realized Gains	–		–	–	–	(0 .01)
Total Dividends and Distributions	(0 .41)		(0 .52)	(0 .57)	(0 .49)	(0 .44)
Net Asset Value, End of Period	$ 9.68	$ 8.51	$ 10.50		$ 10.67	$ 10.62
Total Return	19 .31%		(14 .55)%	3 .85%	5.27%	1 .45%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,512,248	$ 1,971,313	$ 1,829,733		$ 1,397,636	$ 771,847
Ratio of Expenses to Average Net Assets	0 .53%(b)		0 .52%	0 .52%	0.56%	0 .77%
Ratio of Expenses to Average Net Assets (Excluding
Reverse Repurchase Agreement Expense)(c)	N/A		N/A	N/A	0.53%	0 .55%
Ratio of Net Investment Income to Average Net Assets	5 .58%		5 .45%	5 .41%	4.85%	4 .07%
Portfolio Turnover Rate	365 .1%		302 .6%	259 .1%	274.5%	202 .1%(d)

		2009	2008(e)
CORE PLUS BOND FUND I
Institutional shares
Net Asset Value, Beginning of Period	$ 9.95		$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(a)		0.36	0.01
Net Realized and Unrealized Gain (Loss) on Investments		1.01	(0 .06)
Total From Investment Operations		1 .37	(0 .05)
Less Dividends and Distributions:
Dividends from Net Investment Income		(0 .24)	–
Distributions from Realized Gains		(0 .04)	–
Total Dividends and Distributions		(0 .28)	–
Net Asset Value, End of Period	$ 11.04		$ 9.95
Total Return		13 .92%	(0 .50)%(f)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,058,784		$ 58,587
Ratio of Expenses to Average Net Assets(g)		0 .60%	0 .65%(h)
Ratio of Net Investment Income to Average Net Assets		3 .39%	0 .63%(h)
Portfolio Turnover Rate		356 .2%	551 .3%(h)

(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Excludes interest expense paid on borrowings through reverse repurchase agreements.
(d) Portfolio turnover rate excludes approximately $213,484,000 of securities from the acquisition of Principal Bond Fund, Inc.
(e) Period from September 30, 2008, date operations commenced, through October 31, 2008.
(f) Total return amounts have not been annualized.
(g) Reflects Manager's contractual expense limit.
(h) Computed on an annualized basis.

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005
DISCIPLINED LARGECAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 9.95	$ 17.85	$ 16.11	$ 14.37	$ 12.95
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .16	0.20	0.18	0.19	0 .18
Net Realized and Unrealized Gain (Loss) on Investments	0 .50	(6 .00)	2.13	1.88	1 .37
Total From Investment Operations	0 .66	(5 .80)	2.31	2.07	1 .55
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .20)	(0 .18)	(0 .19)	(0 .13)	(0 .07)
Distributions from Realized Gains	–	(1 .92)	(0 .38)	(0 .20)	(0 .06)
Total Dividends and Distributions	(0 .20)	(2 .10)	(0 .57)	(0 .33)	(0 .13)
Net Asset Value, End of Period	$ 10.41	$ 9.95	$ 17.85	$ 16.11	$ 14.37
Total Return	6 .92%	(36 .65)%	14 .70%	14.61%	12 .07%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,048,193	$ 1,763,971	$ 3,160,022	$ 974,790	$ 523,512
Ratio of Expenses to Average Net Assets	0 .58%	0 .57%	0 .57%	0.59%	0 .60%
Ratio of Net Investment Income to Average Net Assets	1 .72%	1 .43%	1 .08%	1.27%	1 .25%
Portfolio Turnover Rate	129 .9%	121 .7%	101 .4%(b)	92.4%	86 .7%(c)

	2009	2008	2007	2006	2005
DIVERSIFIED INTERNATIONAL FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 7.44	$ 17.34	$ 14.36	$ 11 .45	$ 9.32
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.14	0.23	0.23	0.18	0 .14
Net Realized and Unrealized Gain (Loss) on Investments	1.31	(7 .98)	4.23	3.28	2 .25
Total From Investment Operations	1 .45	(7 .75)	4.46	3.46	2 .39
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .22)	(0 .18)	(0 .21)	(0 .09)	(0 .05)
Distributions from Realized Gains	–	(1 .97)	(1 .27)	(0 .46)	(0 .21)
Total Dividends and Distributions	(0 .22)	(2 .15)	(1 .48)	(0 .55)	(0 .26)
Net Asset Value, End of Period	$ 8.67	$ 7.44	$ 17.34	$ 14 .36	$ 11.45
Total Return	20 .01%	(50 .36)%	33 .87%	31.29%	26 .07%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 736,705	$ 621,394	$ 1,188,878	$ 44,939	$ 31,357
Ratio of Expenses to Average Net Assets	0 .91%	0 .93%	0 .90%	0.90%	0 .90%
Ratio of Gross Expenses to Average Net Assets	0 .91%(d)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	1 .95%	1 .87%	1 .56%	1.35%	1 .37%
Portfolio Turnover Rate	115 .6%	101 .5%	111 .3%(e)	107.5%	202 .7%(f)

(a) Calculated based on average shares outstanding during the period.
(b) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth & Income Fund.
(c) Portfolio turnover rate excludes approximately $102,898,000 of securities from the acquisition of Principal Balanced Fund, Inc.
(d) Excludes expense reimbursement from Manager.
(e) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM International Growth Fund.
(f) Portfolio turnover rate excludes approximately $279,644,000 of securities from the acquisition of Principal International Fund, Inc. and Principal International
SmallCap Fund, Inc. and $19,133,000 from portfolio realignment.

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009		2008	2007	2006	2005
EQUITY INCOME FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 13.82	$ 23.82		$ 22.43	$ 20.07	$ 17.79
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .45		0.48	0.44	0.40	0 .48
Net Realized and Unrealized Gain (Loss) on
Investments	0 .61		(7 .98)	2.55	3.00	2 .24
Total From Investment Operations	1 .06		(7 .50)	2.99	3.40	2 .72
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .48)		(0 .46)	(0 .40)	(0 .41)	(0 .44)
Distributions from Realized Gains	–		(2 .04)	(1 .20)	(0 .63)	–
Total Dividends and Distributions	(0 .48)		(2 .50)	(1 .60)	(1 .04)	(0 .44)
Net Asset Value, End of Period	$ 14.40	$ 13.82		$ 23.82	$ 22.43	$ 20.07
Total Return	8 .07%	(34 .79)%		13 .99%	17.53%	15 .39%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,097,669	$ 1,132,181		$ 2,016,738	$ 1,686,604	$ 1,294,804
Ratio of Expenses to Average Net Assets	0 .53%		0 .52%	0 .52%	0.55%	0 .58%
Ratio of Gross Expenses to Average Net Assets(b)	–		–	–	0.55%	0 .58%
Ratio of Net Investment Income to Average Net Assets.	3 .47%		2 .56%	1 .93%	1.88%	2 .45%
Portfolio Turnover Rate	35 .3%		75 .8%	85 .6%(c)	81.0%	32 .0%

		2009(d)
GLOBAL DIVERSIFIED INCOME FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(a)		0 .67
Net Realized and Unrealized Gain (Loss) on Investments		2 .72
Total From Investment Operations		3 .39
Less Dividends and Distributions:
Dividends from Net Investment Income		(0 .67)
Total Dividends and Distributions		(0 .67)
Net Asset Value, End of Period	$ 12.72
Total Return	35 .24%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 72,681
Ratio of Expenses to Average Net Assets(f)		0 .90%(g)
Ratio of Net Investment Income to Average Net Assets		7 .00%(g)
Portfolio Turnover Rate	182 .5%(g)

(a) Calculated based on average shares outstanding during the period.
(b) Expense ratio without reimbursement from custodian.
(c) Portfolio turnover rate excludes portfolio realignment from the acquisition of Equity Income Fund and WM Equity Income Fund.
(d) Period from December 15, 2008, date operations commenced, through October 31, 2009.
(e) Total return amounts have not been annualized.
(f) Reflects Manager's contractual expense limit.
(g) Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		2009		2008	2007(a)
GLOBAL REAL ESTATE SECURITIES FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 5.03		$ 10.08		$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)		0 .14		0.19	0.01
Net Realized and Unrealized Gain (Loss) on Investments		0 .77		(5 .06)	0.07
Total From Investment Operations		0 .91		(4 .87)	0.08
Less Dividends and Distributions:
Dividends from Net Investment Income		(0 .27)		(0 .18)	–
Total Dividends and Distributions		(0 .27)		(0 .18)	–
Net Asset Value, End of Period	$ 5.67		$ 5.03		$ 10.08
Total Return		19 .46%	(48 .97)%		0 .80%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,134		$ 1,006		$ 2,016
Ratio of Expenses to Average Net Assets(d)		0 .95%		0 .95%	0 .95%(e)
Ratio of Net Investment Income to Average Net Assets		3 .12%		2 .45%	1 .75%(e)
Portfolio Turnover Rate		131 .1%	100 .9%		86 .7%(e)

	2009		2008		2007	2006	2005
GOVERNMENT & HIGH QUALITY BOND FUND(f)
Institutional shares
Net Asset Value, Beginning of Period	$ 10.35	$ 10.54		$ 10.55	$ 10.53		$ 10.88
Income from Investment Operations:
Net Investment Income (Loss)	0 .50(b)		0.51(b)		0.51(b)	0.49	0 .45(b)
Net Realized and Unrealized Gain (Loss) on Investments.	0 .56		(0 .17)		0.01	0.05	(0 .30)
Total From Investment Operations	1 .06		0.34		0.52	0.54	0 .15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .51)		(0 .53)		(0 .53)	(0 .52)	(0 .50)
Total Dividends and Distributions	(0 .51)		(0 .53)		(0 .53)	(0 .52)	(0 .50)
Net Asset Value, End of Period	$ 10.90	$ 10.35		$ 10.54	$ 10.55		$ 10.53
Total Return	10 .42%		3 .23%		4 .98%	5.25%	1 .41%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 893,919	$ 1,037,568		$ 1,497,302	$ 1,521,330		$ 1,642,617
Ratio of Expenses to Average Net Assets	0 .51%		0 .50%		0 .50%	0.52%	0 .54%
Ratio of Gross Expenses to Average Net Assets(g)	–		–		–	0.52%	0 .54%
Ratio of Net Investment Income to Average Net Assets	4 .66%		4 .79%		4 .86%	4.64%	4 .22%
Portfolio Turnover Rate	26 .6%		5.3%		13 .6%	13.0%	34 .0%

(a) Period from October 1, 2007, date operations commenced, through October 31, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Reflects Manager's contractual expense limit.
(e) Computed on an annualized basis.
(f) Effective September 30, 2009, Mortgage Securities Fund changed its name to Government & High Quality Bond Fund.
(g) Expense ratio without reimbursement from Manager and/or custodian.

	FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 8.70	$ 10.80	$ 10.86	$ 10.66	$ 10.71
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .38	0.50	0.55	0.50	0 .41
Net Realized and Unrealized Gain (Loss) on Investments	0 .04	(2 .08)	(0 .17)	0.03	(0 .26)
Total From Investment Operations	0 .42	(1 .58)	0.38	0.53	0 .15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .70)	(0 .52)	(0 .44)	(0 .32)	(0 .14)
Distributions from Realized Gains	–	–	–	(0 .01)	(0 .06)
Total Dividends and Distributions	(0 .70)	(0 .52)	(0 .44)	(0 .33)	(0 .20)
Net Asset Value, End of Period	$ 8.42	$ 8.70	$ 10.80	$ 10.86	$ 10.66
Total Return	5 .67%	(15 .34)%	3 .63%	5.12%	1 .46%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 309	$ 34,727	$ 29,755	$ 13,377	$ 2,494
Ratio of Expenses to Average Net Assets	0 .45%	0 .43%	0 .40%	0.65%	0 .72%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(b)	N/A	N/A	N/A	0.40%	0 .40%
Ratio of Gross Expenses to Average Net Assets(c)	1 .03%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	4 .85%	5 .02%	5 .13%	4.76%	3 .90%
Portfolio Turnover Rate	380 .0%	308 .8%	257 .3%	268.6%	177 .4%(d)

	2009	2008	2007	2006	2005
HIGH YIELD FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 6.10	$ 8.74	$ 8.78	$ 8.22	$ 8.27
Income from Investment Operations:
Net Investment Income (Loss)	0 .64(a)	0.62(a)	0.62(a)	0.64	0 .58
Net Realized and Unrealized Gain (Loss) on Investments	1 .54	(2 .39)	0.21	0.55	(0 .03)
Total From Investment Operations	2 .18	(1 .77)	0.83	1.19	0 .55
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .69)	(0 .63)	(0 .69)	(0 .63)	(0 .60)
Distributions from Realized Gains	–	(0 .24)	(0 .18)	–	–
Total Dividends and Distributions	(0 .69)	(0 .87)	(0 .87)	(0 .63)	(0 .60)
Net Asset Value, End of Period	$ 7.59	$ 6.10	$ 8.74	$ 8.78	$ 8.22
Total Return	37 .90%	(22 .14)%	9 .94%	15.01%	6 .91%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 800,853	$ 447,491	$ 681,304	$ 571	$ 588
Ratio of Expenses to Average Net Assets	0 .54%	0 .53%	0 .53%	0.57%	0 .59%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	0.57%	0 .59%
Ratio of Net Investment Income to Average Net Assets	9 .60%	7 .82%	7 .07%	7.64%	7 .09%
Portfolio Turnover Rate	57 .0%	28 .8%	47 .4%	85.0%	94 .0%

(a) Calculated based on average shares outstanding during the period.
(b) Excludes interest expense paid on borrowings through reverse repurchase agreements.
(c) Excludes expense reimbursement from Manager.
(d) Portfolio turnover rate excludes approximately $15,223,000 of securities from the acquisition of High Quality Long-Term Bond Fund.
(e) Expense ratio without reimbursement from custodian.

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)
HIGH YIELD FUND I
Institutional shares
Net Asset Value, Beginning of Period	$ 8.19	$ 10.61	$ 10.61	$ 10 .24	$ 10 .00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.91	0.79	0.75	0.73	0 .54
Net Realized and Unrealized Gain (Loss) on Investments	2.33	(2 .89)	(0 .07)	0.09	(0 .30)
Total From Investment Operations	3 .24	(2 .10)	0.68	0.82	0 .24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .76)	(0 .32)	(0 .68)	(0 .45)	–
Total Dividends and Distributions	(0 .76)	(0 .32)	(0 .68)	(0 .45)	–
Net Asset Value, End of Period	$ 10.67	$ 8.19	$ 10.61	$ 10 .61	$ 10 .24
Total Return	44 .36%	(20 .38)%	6 .64%	8.27%	2 .40%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,015,076	$ 662,079	$ 506,755	$ 95,691	$ 71,355
Ratio of Expenses to Average Net Assets	0 .65%	0 .65%	0 .65%	0.65%	0 .65%(d)
Ratio of Net Investment Income to Average Net Assets	10 .34%	8 .00%	7 .18%	7.13%	6 .29%(d)
Portfolio Turnover Rate	103 .8%	67 .7%	69 .0%	104.3%	93 .2%(d)

	2009	2008	2007	2006	2005
INCOME FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 7.85	$ 9.01	$ 9.11	$ 9.07	$ 9.48
Income from Investment Operations:
Net Investment Income (Loss)	0 .55(b)	0.51(b)	0.50(b)	0.51	0 .49
Net Realized and Unrealized Gain (Loss) on Investments	1 .44	(1 .14)	(0 .06)	0.05	(0 .38)
Total From Investment Operations	1 .99	(0 .63)	0.44	0.56	0 .11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .56)	(0 .53)	(0 .54)	(0 .52)	(0 .52)
Total Dividends and Distributions	(0 .56)	(0 .53)	(0 .54)	(0 .52)	(0 .52)
Net Asset Value, End of Period	$ 9.28	$ 7.85	$ 9.01	$ 9.11	$ 9.07
Total Return	26 .21%	(7 .51)%	4 .88%	6.41%	1 .13%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 809,271	$ 729,267	$ 960,941	$ 963,326	$ 903,915
Ratio of Expenses to Average Net Assets	0 .51%	0 .50%	0 .51%	0.52%	0 .54%
Ratio of Gross Expenses to Average Net Assets(e)	–	–	–	0.52%	0 .54%
Ratio of Net Investment Income to Average Net Assets	6 .49%	5 .72%	5 .51%	5.64%	5 .20%
Portfolio Turnover Rate	30 .6%	15 .5%	15 .2%	26.0%	20 .0%

(a) Period from December 29, 2004, date operations commenced, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Expense ratio without reimbursement from custodian.

	FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)
INFLATION PROTECTION FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 7.08	$ 9.45	$ 9.57	$ 9.81	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .11	0.53	0.51	0.50	0 .45
Net Realized and Unrealized Gain (Loss) on Investments	0 .39	(2 .02)	(0 .20)	(0 .23)	(0 .30)
Total From Investment Operations	0 .50	(1 .49)	0.31	0.27	0 .15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .01)	(0 .75)	(0 .43)	(0 .50)	(0 .34)
Distributions from Realized Gains	–	–	–	(0 .01)	–
Tax Return of Capital Distribution	–	(0 .13)	–	–	–
Total Dividends and Distributions	(0 .01)	(0 .88)	(0 .43)	(0 .51)	(0 .34)
Net Asset Value, End of Period	$ 7.57	$ 7.08	$ 9.45	$ 9.57	$ 9.81
Total Return	7 .10%	(17 .46)%	3 .34%	2.77%	1 .49%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 439,388	$ 388,931	$ 461,619	$ 110,930	$ 70,984
Ratio of Expenses to Average Net Assets	0 .41%	0 .41%	0 .40%	1.53%	1 .36%(d)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(e)	N/A	N/A	N/A	0.40%	0 .40%
Ratio of Net Investment Income to Average Net Assets	1 .55%	5 .95%	5 .46%	5.22%	5 .32%(d)
Portfolio Turnover Rate	109 .5%	32 .3%	88 .2%	51.4%	45 .5%(d)

	2009	2008	2007	2006	2005
INTERNATIONAL EMERGING MARKETS FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 13.78	$ 39.56	$ 24.69	$ 19.46	$ 15.16
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .25	0.36	0.49	0.24	0 .28
Net Realized and Unrealized Gain (Loss) on Investments	6 .84	(20 .17)	16 .38	7.09	5 .18
Total From Investment Operations	7 .09	(19 .81)	16 .87	7.33	5 .46
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .21)	(0 .28)	(0 .25)	(0 .17)	–
Distributions from Realized Gains	–	(5 .69)	(1 .75)	(1 .93)	(1 .16)
Total Dividends and Distributions	(0 .21)	(5 .97)	(2 .00)	(2 .10)	(1 .16)
Net Asset Value, End of Period	$ 20.66	$ 13.78	$ 39.56	$ 24.69	$ 19.46
Total Return	52 .25%	(58 .27)%	73 .27%	40.45%	37 .88%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 830,134	$ 435,442	$ 802,809	$ 65,405	$ 1,507
Ratio of Expenses to Average Net Assets	1 .27%	1 .26%	1 .19%	1.34%	1 .35%
Ratio of Gross Expenses to Average Net Assets	1 .27%(f)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	1 .50%	1 .36%	1 .62%	1.01%	1 .47%
Portfolio Turnover Rate	133 .4%	127 .6%	141 .6%	134.0%	181 .2%(g)

(a) Period from December 29, 2004, date operations commenced, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Excludes interest expense paid on borrowings through reverse repurchase agreements.
(f) Excludes expense reimbursement from Manager.
(g) Portfolio turnover rate excludes approximately $24,418,000 of securities from the acquisition of Principal International Emerging Markets Fund, Inc.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005
INTERNATIONAL FUND I
Institutional shares
Net Asset Value, Beginning of Period	$ 8.81	$ 18.70	$ 15.46	$ 12.74	$ 10.89
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .14	0.27	0.24	0.18	0 .17
Net Realized and Unrealized Gain (Loss) on Investments	1 .63	(8 .27)	4.09	3.05	1 .82
Total From Investment Operations	1 .77	(8 .00)	4.33	3.23	1 .99
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .27)	(0 .24)	(0 .17)	(0 .10)	(0 .05)
Distributions from Realized Gains	–	(1 .65)	(0 .92)	(0 .41)	(0 .09)
Total Dividends and Distributions	(0 .27)	(1 .89)	(1 .09)	(0 .51)	(0 .14)
Net Asset Value, End of Period	$ 10.31	$ 8.81	$ 18.70	$ 15.46	$ 12.74
Total Return	20 .69%	(47 .44)%	29 .66%	26.22%	18 .33%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,464,299	$ 859,383	$ 1,903,137	$ 874,559	$ 537,573
Ratio of Expenses to Average Net Assets	1 .12%	1 .10%	1 .08%	1.09%	1 .10%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)	1 .11%	–	–	–	–
Ratio of Gross Expenses to Average Net Assets	1 .13%(b)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	1 .62%	1 .91%	1 .44%	1.26%	1 .31%
Portfolio Turnover Rate	102 .4%	123 .6%	91 .1%	66.1%	60 .1%

	2009	2008	2007	2006	2005
INTERNATIONAL GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 6.95	$ 15.54	$ 13.30	$ 11.44	$ 10.07
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .11	0.17	0.17	0.12	0 .14
Net Realized and Unrealized Gain (Loss) on Investments.	0 .87	(7 .43)	3.45	2.84	2 .20
Total From Investment Operations	0 .98	(7 .26)	3.62	2.96	2 .34
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .11)	(0 .13)	(0 .11)	(0 .10)
Distributions from Realized Gains	–	(1 .22)	(1 .25)	(0 .99)	(0 .87)
Total Dividends and Distributions	(0 .16)	(1 .33)	(1 .38)	(1 .10)	(0 .97)
Net Asset Value, End of Period	$ 7.77	$ 6.95	$ 15.54	$ 13.30	$ 11.44
Total Return	14 .51%	(50 .81)%	29 .74%	27.80%	24 .71%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,196,275	$ 1,236,938	$ 2,268,322	$ 1,129,504	$ 644,994
Ratio of Expenses to Average Net Assets	1 .01%	1 .00%	0 .97%	0.99%	1 .00%
Ratio of Net Investment Income to Average Net Assets	1 .61%	1 .45%	1 .25%	0.99%	1 .33%
Portfolio Turnover Rate	137 .7%	125 .2%	129 .4%	134.7%	139 .5%

(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008(a)
INTERNATIONAL VALUE FUND I
Institutional shares
Net Asset Value, Beginning of Period	$ 8.62	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .20	–
Net Realized and Unrealized Gain (Loss) on Investments	1 .90	(1 .38)
Total From Investment Operations	2 .10	(1 .38)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .02)	–
Total Dividends and Distributions	(0 .02)	–
Net Asset Value, End of Period	$ 10.70	$ 8.62
Total Return	24 .39%	(13 .80)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 963,192	$ 364,462
Ratio of Expenses to Average Net Assets	1 .12%(d)	1 .13%(d),(e)
Ratio of Net Investment Income to Average Net Assets	2 .22%	(0 .57)%(e)
Portfolio Turnover Rate	77 .7%	33 .1%(e)

	2009	2008	2007	2006	2005
LARGECAP BLEND FUND I
Institutional shares
Net Asset Value, Beginning of Period	$ 6.46	$ 10.60	$ 9.48	$ 8.38	$ 7 .72
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.11	0.14	0.13	0.06	0 .13
Net Realized and Unrealized Gain (Loss) on Investments	0.33	(3 .88)	1.06	1.16	0 .63
Total From Investment Operations	0 .44	(3 .74)	1.19	1.22	0 .76
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .12)	(0 .07)	(0 .09)	(0 .06)
Distributions from Realized Gains	–	(0 .28)	–	(0 .03)	(0 .04)
Total Dividends and Distributions	(0 .13)	(0 .40)	(0 .07)	(0 .12)	(0 .10)
Net Asset Value, End of Period	$ 6.77	$ 6.46	$ 10.60	$ 9.48	$ 8 .38
Total Return	7 .10%	(36 .58)%	12 .61%	14.67%	9 .86%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 773,554	$ 565,475	$ 670,138	$ 95,233	$ 9
Ratio of Expenses to Average Net Assets	0 .45%(d)	0 .45%	0 .44%	0.45%	0 .45%
Ratio of Net Investment Income to Average Net Assets	1 .87%	1 .62%	1 .28%	0.65%	1 .58%
Portfolio Turnover Rate	94 .4%	100 .6%	106 .2%	65.1%	148 .8%(f)

(a) Period from September 30, 2008, date operations commenced, through October 31, 2008.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Reflects Manager's contractual expense limit.
(e) Computed on an annualized basis.
(f) Portfolio turnover rate excludes approximately $149,848,000 of securities from the acquisition of Principal Partners Blue Chip Fund, Inc. and $268,000 from portfolio realignment.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005
LARGECAP BLEND FUND II
Institutional shares
Net Asset Value, Beginning of Period	$ 7.23	$ 12.47	$ 11.43	$ 10.37	$ 10.14
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .11	0.12	0.11	0.12	0 .12
Net Realized and Unrealized Gain (Loss) on Investments	0 .73	(4 .22)	1.62	1.47	0 .78
Total From Investment Operations	0 .84	(4 .10)	1.73	1.59	0 .90
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .10)	(0 .12)	(0 .09)	(0 .10)
Distributions from Realized Gains	–	(1 .04)	(0 .57)	(0 .44)	(0 .57)
Total Dividends and Distributions	(0 .12)	(1 .14)	(0 .69)	(0 .53)	(0 .67)
Net Asset Value, End of Period	$ 7.95	$ 7.23	$ 12.47	$ 11.43	$ 10.37
Total Return	12 .05%	(35 .86)%	15 .83%	15.84%	9 .03%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 479,632	$ 431,434	$ 706,735	$ 627,235	$ 557,357
Ratio of Expenses to Average Net Assets	0 .77%(b)	0 .75%	0 .74%	0.74%	0 .75%
Ratio of Net Investment Income to Average Net Assets	1 .64%	1 .21%	0 .98%	1.11%	1 .21%
Portfolio Turnover Rate	79 .8%	60 .0%	53 .2%	52.1%	51 .8%(c)

	2009	2008	2007	2006	2005
LARGECAP GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 6.13	$ 10.02	$ 7.83	$ 7.09	$ 6.09
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .01	0.05	0.04	0.05	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	0 .22	(3 .73)	2.31	0.70	1 .00
Total From Investment Operations	0 .23	(3 .68)	2.35	0.75	1 .04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .01)	(0 .04)	(0 .06)	(0 .01)	(0 .04)
Distributions from Realized Gains	–	(0 .15)	(0 .10)	–	–
Tax Return of Capital Distribution	–	(0 .02)	–	–	–
Total Dividends and Distributions	(0 .01)	(0 .21)	(0 .16)	(0 .01)	(0 .04)
Net Asset Value, End of Period	$ 6.35	$ 6.13	$ 10.02	$ 7.83	$ 7.09
Total Return	3 .79%	(37 .49)%	30 .46%	10.57%	17 .05%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,673,544	$ 1,531,200	$ 3,509,320	$ 487,805	$ 278,730
Ratio of Expenses to Average Net Assets	0 .65%	0 .62%	0 .60%	0.54%	0 .55%
Ratio of Net Investment Income to Average Net Assets	0 .24%	0 .58%	0 .42%	0.65%	0 .63%
Portfolio Turnover Rate	86 .5%	88 .8%	113 .1%(d)	93.5%	169 .0%(e)

(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Portfolio turnover rate excludes approximately $72,822,000 of securities from the acquisition of Principal Partners LargeCap Blend Fund, Inc. and $136,000 from portfolio realignment.
(d) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth Fund.
(e) Portfolio turnover rate excludes approximately $289,113,000 of securities from the acquisition of Principal Growth Fund, Inc.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005
LARGECAP GROWTH FUND I
Institutional shares
Net Asset Value, Beginning of Period	$ 5.45	$ 9.59	$ 8.36	$ 8.11	$ 7.28
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .01	–	0.02	0.04	0 .04
Net Realized and Unrealized Gain (Loss) on Investments	1 .56	(3 .73)	1.62	0.52	0 .83
Total From Investment Operations	1 .57	(3 .73)	1.64	0.56	0 .87
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .01)	(0 .04)	–	(0 .04)
Distributions from Realized Gains	–	(0 .40)	(0 .37)	(0 .31)	–
Total Dividends and Distributions	–	(0 .41)	(0 .41)	(0 .31)	(0 .04)
Net Asset Value, End of Period	$ 7.02	$ 5.45	$ 9.59	$ 8.36	$ 8.11
Total Return	28 .83%	(40 .50)%	20 .38%	6.86%	11 .98%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,514,796	$ 1,089,367	$ 1,668,453	$ 926,591	$ 775,660
Ratio of Expenses to Average Net Assets	0 .73%(b)	0 .73%	0 .73%	0.74%	0 .74%
Ratio of Net Investment Income to Average Net Assets	0 .17%	0 .00%	0 .26%	0.52%	0 .48%
Portfolio Turnover Rate	98 .9%	64 .5%	47 .7%	58.5%	66 .5%(c)

	2009	2008	2007	2006	2005
LARGECAP GROWTH FUND II
Institutional shares
Net Asset Value, Beginning of Period	$ 6.01	$ 10.05	$ 8.99	$ 8.17	$ 7.76
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .03	0.02	0.02	0.01	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	0 .83	(3 .13)	1.78	0.91	0 .56
Total From Investment Operations	0 .86	(3 .11)	1.80	0.92	0 .57
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)	–	(0 .01)	(0 .01)	(0 .03)
Distributions from Realized Gains	–	(0 .93)	(0 .73)	(0 .09)	(0 .13)
Total Dividends and Distributions	(0 .04)	(0 .93)	(0 .74)	(0 .10)	(0 .16)
Net Asset Value, End of Period	$ 6.83	$ 6.01	$ 10.05	$ 8.99	$ 8.17
Total Return	14 .40%	(34 .03)%	21 .56%	11.30%	7 .31%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,499,432	$ 1,330,829	$ 750,044	$ 766,512	$ 715,195
Ratio of Expenses to Average Net Assets	0 .93%(b)	0 .94%	0 .99%	0.99%	1 .00%
Ratio of Net Investment Income to Average Net Assets	0 .56%	0 .22%	0 .19%	0.11%	0 .12%
Portfolio Turnover Rate	140 .0%	132 .4%	138 .3%(d)	143.4%	95 .2%

(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Portfolio turnover rate excludes approximately $62,466,000 of securities from the acquisition of Principal Partners Equity Growth Fund, Inc.
(d) Portfolio turnover rate excludes portfolio realignment from the acquisition of Partners LargeCap Growth Fund.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005
LARGECAP S&P 500 INDEX FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 6.87	$ 11.08	$ 9.88	$ 8 .67	$ 8.67
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .14	0.19	0.19	0.16	0 .13
Net Realized and Unrealized Gain (Loss) on Investments	0 .48	(4 .09)	1.21	1.23	0 .59
Total From Investment Operations	0 .62	(3 .90)	1.40	1.39	0 .72
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .18)	(0 .19)	(0 .17)	(0 .14)	(0 .13)
Distributions from Realized Gains	–	(0 .12)	(0 .03)	(0 .04)	(0 .59)
Total Dividends and Distributions	(0 .18)	(0 .31)	(0 .20)	(0 .18)	(0 .72)
Net Asset Value, End of Period	$ 7.31	$ 6.87	$ 11.08	$ 9 .88	$ 8.67
Total Return	9 .53%	(36 .15)%	14 .42%	16.22%	8 .48%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 136,579	$ 112,221	$ 87,900	$ 30,128	$ 4,270
Ratio of Expenses to Average Net Assets	0 .19%	0 .16%	0 .15%	0.15%	0 .15%
Ratio of Gross Expenses to Average Net Assets(b)	0 .25%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	2 .26%	2 .05%	1 .79%	1.74%	1 .65%
Portfolio Turnover Rate	7 .6%	8.2%	5.6%	3 .7%	11 .5%(c)

	2009	2008	2007	2006	2005
LARGECAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 7.95	$ 13.56	$ 13.13	$ 11.36	$ 10.67
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .17	0.24	0.25	0.23	0 .20
Net Realized and Unrealized Gain (Loss) on Investments	(0 .06)	(4 .59)	1.01	1.98	1 .00
Total From Investment Operations	0 .11	(4 .35)	1.26	2.21	1 .20
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .21)	(0 .22)	(0 .23)	(0 .15)	(0 .13)
Distributions from Realized Gains	–	(1 .04)	(0 .60)	(0 .29)	(0 .38)
Total Dividends and Distributions	(0 .21)	(1 .26)	(0 .83)	(0 .44)	(0 .51)
Net Asset Value, End of Period	$ 7.85	$ 7.95	$ 13.56	$ 13.13	$ 11.36
Total Return	1 .69%	(35 .15)%	10 .04%	19.99%	11 .54%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 571,990	$ 392,068	$ 467,050	$ 354,854	$ 197,923
Ratio of Expenses to Average Net Assets	0 .47%	0 .45%	0 .44%	0.45%	0 .45%
Ratio of Net Investment Income to Average Net Assets	2 .45%	2 .29%	1 .88%	1.91%	1 .77%
Portfolio Turnover Rate	170 .2%	132 .1%	100 .3%	92.8%	181 .1%(d)

(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager.
(c) Portfolio turnover rate excludes approximately $71,356,000 of securities from the acquisition of Principal LargeCap Stock Index Fund, Inc.
(d) Portfolio turnover rate excludes approximately $329,124,000 of securities from the acquisition of Principal Capital Value Fund, Inc.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005
LARGECAP VALUE FUND I
Institutional shares
Net Asset Value, Beginning of Period	$ 8.77	$ 15.02	$ 13.77	$ 11.80	$ 10.53
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .15	0.22	0.20	0.16	0 .14
Net Realized and Unrealized Gain (Loss) on Investments	0 .39	(5 .95)	1.46	2.04	1 .17
Total From Investment Operations	0 .54	(5 .73)	1.66	2.20	1 .31
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .19)	(0 .19)	(0 .13)	(0 .10)	(0 .04)
Distributions from Realized Gains	–	(0 .33)	(0 .28)	(0 .13)	–
Total Dividends and Distributions	(0 .19)	(0 .52)	(0 .41)	(0 .23)	(0 .04)
Net Asset Value, End of Period	$ 9.12	$ 8.77	$ 15.02	$ 13.77	$ 11.80
Total Return	6 .56%	(39 .42)%	12 .33%	18.85%	12 .49%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,245,238	$ 874,193	$ 1,003,450	$ 563,868	$ 287,911
Ratio of Expenses to Average Net Assets	0 .79%(b)	0 .79%	0 .79%	0.80%	0 .80%
Ratio of Net Investment Income to Average Net Assets	1 .82%	1 .82%	1 .37%	1.29%	1 .26%
Portfolio Turnover Rate	114 .5%	52 .1%	35 .8%	41.3%	58 .9%

	2009	2008	2007	2006	2005
LARGECAP VALUE FUND III
Institutional shares
Net Asset Value, Beginning of Period	$ 8.49	$ 15.91	$ 15.61	$ 13.54	$ 12.67
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .16	0.29	0.29	0.25	0 .21
Net Realized and Unrealized Gain (Loss) on
Investments	0 .24	(6 .48)	0.97	2.51	0 .94
Total From Investment Operations	0 .40	(6 .19)	1.26	2.76	1 .15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .22)	(0 .29)	(0 .25)	(0 .18)	(0 .18)
Distributions from Realized Gains	–	(0 .94)	(0 .71)	(0 .51)	(0 .10)
Total Dividends and Distributions	(0 .22)	(1 .23)	(0 .96)	(0 .69)	(0 .28)
Net Asset Value, End of Period	$ 8.67	$ 8.49	$ 15.91	$ 15.61	$ 13.54
Total Return	5 .12%	(41 .96)%	8 .33%	21.18%	9 .14%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,688,856	$ 1,592,265	$ 2,156,908	$ 2,028,156	$ 1,397,435
Ratio of Expenses to Average Net Assets	0 .78%(b)	0 .77%	0 .76%	0.77%	0 .78%
Ratio of Net Investment Income to Average Net Assets.	2 .04%	2 .44%	1 .82%	1.73%	1 .58%
Portfolio Turnover Rate	98 .7%	55 .3%	29 .2%	20.7%	28 .1%(c)

(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Portfolio turnover rate excludes approximately $72,312,000 of securities from the acquisition of Principal Partners LargeCap Value Fund, Inc. and $331,000 from portfolio realignment.

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005
MIDCAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 9.59	$ 15.99	$ 14.92	$ 13.79	$ 12.90
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .06	0.04	0.04	0.09	0 .15
Net Realized and Unrealized Gain (Loss) on Investments	1 .43	(4 .96)	2.53	1.83	1 .64
Total From Investment Operations	1 .49	(4 .92)	2.57	1.92	1 .79
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0 .08)	(0 .08)	(0 .03)
Distributions from Realized Gains	(0 .52)	(1 .48)	(1 .42)	(0 .71)	(0 .87)
Total Dividends and Distributions	(0 .52)	(1 .48)	(1 .50)	(0 .79)	(0 .90)
Net Asset Value, End of Period	$ 10.56	$ 9.59	$ 15.99	$ 14.92	$ 13.79
Total Return	17 .09%	(33 .73)%	18 .64%	14.43%	14 .42%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 423,084	$ 28,740	$ 1,378	$ 13	$ 12
Ratio of Expenses to Average Net Assets	0 .69%	0 .65%	0 .64%	0.64%	0 .65%
Ratio of Gross Expenses to Average Net Assets	0 .70%(b)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .60%	0 .30%	0 .23%	0.65%	1 .15%
Portfolio Turnover Rate	12 .9%	26 .8%	30 .6%	43.4%	133 .8%(c)

	2009	2008	2007	2006	2005
MIDCAP GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 5.43	$ 8.87	$ 6.68	$ 6.24	$ 5.37
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .01)	–	–	(0 .01)	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	0 .14	(2 .87)	2.19	0.45	0 .88
Total From Investment Operations	0 .13	(2 .87)	2.19	0.44	0 .87
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .57)	–	–	–
Total Dividends and Distributions	–	(0 .57)	–	–	–
Net Asset Value, End of Period	$ 5.56	$ 5.43	$ 8.87	$ 6.68	$ 6.24
Total Return	2 .39%	(34 .65)%	32 .78%	7.05%	16 .20%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 34,450	$ 19,287	$ 9,799	$ 3,945	$ 11
Ratio of Expenses to Average Net Assets	0 .70%	0 .71%	0 .65%	0.65%	0 .65%
Ratio of Gross Expenses to Average Net Assets	0 .77%(b)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	(0 .29)%	(0 .01)%	(0 .05)%	(0 .18)%	(0 .18)%
Portfolio Turnover Rate	227 .2%	161 .7%	153 .9%	146.1%	233 .8%

(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager.
(c) Portfolio turnover rate excludes approximately $574,898,000 of securities from the acquisition of Principal MidCap Fund, Inc.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005
MIDCAP GROWTH FUND III
Institutional shares
Net Asset Value, Beginning of Period	$ 6.37	$ 12.21	$ 9.56	$ 8.80	$ 7.45
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .01)	(0 .03)	(0 .04)	(0 .02)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	1 .08	(5 .04)	2.97	0.85	1 .41
Total From Investment Operations	1 .07	(5 .07)	2.93	0.83	1 .35
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .77)	(0 .28)	(0 .07)	–
Total Dividends and Distributions	–	(0 .77)	(0 .28)	(0 .07)	–
Net Asset Value, End of Period	$ 7.44	$ 6.37	$ 12.21	$ 9.56	$ 8.80
Total Return	16 .80%	(44 .26)%	31 .39%	9.41%	18 .12%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,000,791	$ 423,812	$ 536,957	$ 324,293	$ 275,439
Ratio of Expenses to Average Net Assets	0 .98%(b)	1 .00%	1 .00%	1.00%	1 .00%
Ratio of Net Investment Income to Average Net Assets	(0 .16)%	(0 .32)%	(0 .42)%	(0 .22)%	(0 .65)%
Portfolio Turnover Rate	126 .2%	167 .3%	144 .9%	145.8%	185 .7%(c)

	2009	2008	2007	2006	2005
MIDCAP S&P 400 INDEX FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 9.59	$ 16.31	$ 14.59	$ 13.54	$ 11.90
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .13	0.19	0.20	0.17	0 .14
Net Realized and Unrealized Gain (Loss) on Investments	1 .35	(5 .72)	2.18	1.57	1 .88
Total From Investment Operations	1 .48	(5 .53)	2.38	1.74	2 .02
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .18)	(0 .19)	(0 .14)	(0 .05)
Distributions from Realized Gains	(0 .55)	(1 .01)	(0 .47)	(0 .55)	(0 .33)
Total Dividends and Distributions	(0 .71)	(1 .19)	(0 .66)	(0 .69)	(0 .38)
Net Asset Value, End of Period	$ 10.36	$ 9.59	$ 16.31	$ 14.59	$ 13.54
Total Return	17 .57%	(36 .40)%	16 .87%	13.27%	17 .25%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 50,551	$ 32,043	$ 32,135	$ 12,591	$ 1,305
Ratio of Expenses to Average Net Assets	0 .19%	0 .17%	0 .15%	0.15%	0 .15%
Ratio of Gross Expenses to Average Net Assets(d)	0 .42%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	1 .43%	1 .41%	1 .29%	1.22%	1 .05%
Portfolio Turnover Rate	32 .9%	33 .0%	36 .1%	31.7%	52 .1%

(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Portfolio turnover rate excludes approximately $34,689,000 of securities from the acquisition of Principal Partners MidCap Growth Fund, Inc. and $23,000 from portfolio realignment.
(d) Excludes expense reimbursement from Manager.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005
MIDCAP VALUE FUND I
Institutional shares
Net Asset Value, Beginning of Period	$ 8.56	$ 14.96	$ 14.22	$ 13.34	$ 11.46
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .09	0.13	0.11	0.09	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	1 .16	(4 .84)	1.40	1.96	2 .00
Total From Investment Operations	1 .25	(4 .71)	1.51	2.05	2 .06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .10)	(0 .09)	(0 .05)	(0 .05)
Distributions from Realized Gains	–	(1 .59)	(0 .68)	(1 .12)	(0 .13)
Total Dividends and Distributions	(0 .12)	(1 .69)	(0 .77)	(1 .17)	(0 .18)
Net Asset Value, End of Period	$ 9.69	$ 8.56	$ 14.96	$ 14.22	$ 13.34
Total Return	15 .00%	(35 .25)%	10 .95%	16.44%	18 .16%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,010,989	$ 624,473	$ 942,226	$ 729,727	$ 515,611
Ratio of Expenses to Average Net Assets	1 .00%(b)	1 .00%	0 .99%	1.00%	1 .00%
Ratio of Net Investment Income to Average Net Assets	1 .11%	1 .06%	0 .77%	0.68%	0 .49%
Portfolio Turnover Rate	95 .7%	88 .9%	81 .8%	52.4%	59 .4%

	2009	2008	2007	2006	2005
MIDCAP VALUE FUND III
Institutional shares
Net Asset Value, Beginning of Period	$ 8.68	$ 15.21	$ 14.79	$ 14.79	$ 12.92
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .15	0.19	0.17	0.20	0 .19
Net Realized and Unrealized Gain (Loss) on Investments	0 .99	(5 .43)	1.25	2.03	2 .53
Total From Investment Operations	1 .14	(5 .24)	1.42	2.23	2 .72
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .20)	(0 .15)	(0 .18)	(0 .15)	(0 .03)
Distributions from Realized Gains	–	(1 .14)	(0 .82)	(2 .08)	(0 .82)
Total Dividends and Distributions	(0 .20)	(1 .29)	(1 .00)	(2 .23)	(0 .85)
Net Asset Value, End of Period	$ 9.62	$ 8.68	$ 15.21	$ 14.79	$ 14.79
Total Return	13 .58%	(37 .43)%	9 .97%	16.83%	22 .00%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 116	$ 6	$ 10	$ 5,893	$ 5,054
Ratio of Expenses to Average Net Assets	0 .70%	0 .68%	0 .65%	0.65%	0 .65%
Ratio of Gross Expenses to Average Net Assets	51 .57%(d)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	1 .61%	1 .60%	1 .18%	1.40%	1 .31%
Portfolio Turnover Rate	111 .4%	86 .0%	99 .9%	102.8%	167 .8%

(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) During 2005, the Class experienced a significant withdrawal of monies. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal. In addition, the Class experienced a reimbursement from the
Manager relating to a prior period expense adjustment. The total return amounts expressed herein are greater than those that would have been experienced without the reimbursement.
(d) Excludes expense reimbursement from Manager.

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005
MONEY MARKET FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .01	0.03	0.05	0.04	0 .03
Total From Investment Operations	0 .01	0.03	0.05	0.04	0 .03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .01)	(0 .03)	(0 .05)	(0 .04)	(0 .03)
Total Dividends and Distributions	(0 .01)	(0 .03)	(0 .05)	(0 .04)	(0 .03)
Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return	0 .59%	3 .17%	5 .09%	4.55%	2 .56%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 231,887	$ 276,963	$ 216,988	$ 26,403	$ 140,592
Ratio of Expenses to Average Net Assets	0 .43%	0 .39%	0 .39%	0.40%	0 .40%
Ratio of Gross Expenses to Average Net Assets	0 .44%(b)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .63%	3 .07%	4 .96%	4.11%	2 .67%

	2009	2008	2007	2006	2005
PREFERRED SECURITIES FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 6.66	$ 10.07	$ 10.73	$ 10.58	$ 11.34
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .61	0.60	0.61	0.61	0 .62
Net Realized and Unrealized Gain (Loss) on Investments	2 .17	(3 .43)	(0 .63)	0.09	(0 .39)
Total From Investment Operations	2 .78	(2 .83)	(0 .02)	0.70	0 .23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .60)	(0 .58)	(0 .64)	(0 .55)	(0 .99)
Total Dividends and Distributions	(0 .60)	(0 .58)	(0 .64)	(0 .55)	(0 .99)
Net Asset Value, End of Period	$ 8.84	$ 6.66	$ 10.07	$ 10.73	$ 10.58
Total Return	44 .52%	(29 .34)%	(0 .26)%	6.88%	2 .07%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,279,494	$ 909,039	$ 712,347	$ 580,507	$ 330,862
Ratio of Expenses to Average Net Assets	0 .74%	0 .74%	0 .75%	0.75%	0 .75%
Ratio of Net Investment Income to Average Net Assets	8 .52%	6 .70%	5 .80%	5.77%	5 .68%
Portfolio Turnover Rate	26 .2%	18 .7%	33 .9%	22.4%	17 .8%

(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager.

	FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005
PRINCIPAL CAPITAL APPRECIATION FUND(a)
Institutional shares
Net Asset Value, Beginning of Period	$ 31.12	$ 49.92	$ 43.56	$ 39.39	$ 35.39
Income from Investment Operations:
Net Investment Income (Loss)	0 .32(b)	0.39(b)	0.46(b)	0.32	0 .39
Net Realized and Unrealized Gain (Loss) on Investments	3 .37	(15 .60)	7.20	5.07	4 .37
Total From Investment Operations	3 .69	(15 .21)	7.66	5.39	4 .76
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .36)	(0 .38)	(0 .31)	(0 .25)	(0 .33)
Distributions from Realized Gains	(1 .52)	(3 .21)	(0 .99)	(0 .97)	(0 .43)
Total Dividends and Distributions	(1 .88)	(3 .59)	(1 .30)	(1 .22)	(0 .76)
Net Asset Value, End of Period	$ 32.93	$ 31.12	$ 49.92	$ 43.56	$ 39.39
Total Return	13 .12%	(32 .67)%	17 .99%	13.88%	13 .55%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 409,987	$ 408,256	$ 746,996	$ 826,593	$ 621,993
Ratio of Expenses to Average Net Assets	0 .59%	0 .51%	0 .49%	0.53%	0 .58%
Ratio of Gross Expenses to Average Net Assets(c)	0 .59%	–	–	0.53%	0 .58%
Ratio of Net Investment Income to Average Net Assets	1 .12%	0 .95%	0 .99%	0.76%	1 .01%
Portfolio Turnover Rate	23 .8%	9.7%	17 .6%	15.0%	13 .0%

	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2010 FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 9.22	$ 14.21	$ 13.27	$ 12.15	$ 11.61
Income from Investment Operations:
Net Investment Income (Loss)(d)	0 .27	0.49	0.42	0.41	0 .36
Net Realized and Unrealized Gain (Loss) on Investments	1 .02	(4 .76)	1.01	1.09	0 .53
Total From Investment Operations	1 .29	(4 .27)	1.43	1.50	0 .89
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .35)	(0 .49)	(0 .42)	(0 .30)	(0 .25)
Distributions from Realized Gains	(0 .30)	(0 .23)	(0 .07)	(0 .08)	(0 .10)
Total Dividends and Distributions	(0 .65)	(0 .72)	(0 .49)	(0 .38)	(0 .35)
Net Asset Value, End of Period	$ 9.86	$ 9.22	$ 14.21	$ 13.27	$ 12.15
Total Return	15 .40%	(31 .52)%	11 .07%	12.64%	7 .78%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,025,862	$ 846,470	$ 1,116,351	$ 668,274	$ 408,886
Ratio of Expenses to Average Net Assets(e)	0 .10%	0 .13%	0 .12%	0.12%	0 .12%
Ratio of Net Investment Income to Average Net Assets	3 .13%	4 .11%	3 .13%	3.24%	3 .05%
Portfolio Turnover Rate	28 .4%	12 .7%	14 .7%	16.6%	10 .2%

(a) Effective June 30, 2009, West Coast Equity Fund changed its name to Principal Capital Appreciation Fund.
(b) Calculated based on average shares outstanding during the period.
(c) Expense ratio without reimbursement from custodian.
(d) Calculated based on average shares outstanding during the period.
(e) Does not include expenses of the investment companies in which the Fund invests.

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		2009	2008(a)
PRINCIPAL LIFETIME 2015 FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 7.52		$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)		0 .12	0.11
Net Realized and Unrealized Gain (Loss) on Investments		0 .98	(2 .59)
Total From Investment Operations		1 .10	(2 .48)
Less Dividends and Distributions:
Dividends from Net Investment Income		(0 .14)	–
Total Dividends and Distributions		(0 .14)	–
Net Asset Value, End of Period	$ 8.48		$ 7.52
Total Return	15 .03%		(24 .80)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 225,418		$ 28,190
Ratio of Expenses to Average Net Assets(d),(e)	0 .10%		0 .17%(f)
Ratio of Net Investment Income to Average Net Assets	1 .56%		1 .79%(f)
Portfolio Turnover Rate		9 .1%	50 .1%(f)

	2009		2008	2007	2006	2005
PRINCIPAL LIFETIME 2020 FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 9.32	$ 15.12	$ 13.73		$ 12.32	$ 11.49
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .25		0.44	0.38	0.36	0 .31
Net Realized and Unrealized Gain (Loss) on Investments.	1 .12		(5 .49)	1.51	1.47	0 .85
Total From Investment Operations	1 .37		(5 .05)	1.89	1.83	1 .16
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .29)		(0 .46)	(0 .41)	(0 .32)	(0 .24)
Distributions from Realized Gains	(0 .36)		(0 .29)	(0 .09)	(0 .10)	(0 .09)
Total Dividends and Distributions	(0 .65)		(0 .75)	(0 .50)	(0 .42)	(0 .33)
Net Asset Value, End of Period	$ 10.04	$ 9.32	$ 15.12		$ 13.73	$ 12.32
Total Return	16 .13%		(35 .03)%	14 .14%	15.23%	10 .20%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,628,327	$ 1,904,751	$ 2,266,328		$ 1,243,217	$ 668,863
Ratio of Expenses to Average Net Assets(e)	0 .09%		0 .12%	0 .12%	0.12%	0 .12%
Ratio of Net Investment Income to Average Net Assets	2 .88%		3 .52%	2 .65%	2.78%	2 .59%
Portfolio Turnover Rate	15 .7%		7.1%	15 .1%	7.4%	5.5%

(a) Period from February 29, 2008, date operations commenced, through October 31, 2008.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Reflects Manager's contractual expense limit.
(e) Does not include expenses of the investment companies in which the Fund invests.
(f) Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		2009	2008(a)
PRINCIPAL LIFETIME 2025 FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 7.27		$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)		0 .09	0.07
Net Realized and Unrealized Gain (Loss) on Investments		0 .98	(2 .80)
Total From Investment Operations		1 .07	(2 .73)
Less Dividends and Distributions:
Dividends from Net Investment Income		(0 .14)	–
Total Dividends and Distributions		(0 .14)	–
Net Asset Value, End of Period	$ 8.20		$ 7.27
Total Return	15 .14%		(27 .30)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 233,404		$ 26,413
Ratio of Expenses to Average Net Assets(d),(e)	0 .10%		0 .17%(f)
Ratio of Net Investment Income to Average Net Assets	1 .30%		1 .20%(f)
Portfolio Turnover Rate		8 .5%	21 .3%(f)

	2009		2008	2007	2006	2005
PRINCIPAL LIFETIME 2030 FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 9.07	$ 15.27	$ 13.62		$ 12.12	$ 11.17
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .22		0.40	0.32	0.31	0 .26
Net Realized and Unrealized Gain (Loss) on Investments.	1 .09		(5 .84)	1.81	1.62	0 .98
Total From Investment Operations	1 .31		(5 .44)	2.13	1.93	1 .24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .24)		(0 .44)	(0 .38)	(0 .31)	(0 .21)
Distributions from Realized Gains	(0 .36)		(0 .32)	(0 .10)	(0 .12)	(0 .08)
Total Dividends and Distributions	(0 .60)		(0 .76)	(0 .48)	(0 .43)	(0 .29)
Net Asset Value, End of Period	$ 9.78	$ 9.07	$ 15.27		$ 13.62	$ 12.12
Total Return	15 .88%		(37 .35)%	16 .05%	16.29%	11 .29%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,333,820	$ 1,659,024	$ 1,953,928		$ 1,017,369	$ 525,906
Ratio of Expenses to Average Net Assets(e)	0 .09%		0 .13%	0 .12%	0.12%	0 .12%
Ratio of Net Investment Income to Average Net Assets	2 .55%		3 .23%	2 .27%	2.46%	2 .19%
Portfolio Turnover Rate	9 .5%		6.6%	15 .5%	9.4%	4.8%

(a) Period from February 29, 2008, date operations commenced, through October 31, 2008.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Reflects Manager's contractual expense limit.
(e) Does not include expenses of the investment companies in which the Fund invests.
(f) Computed on an annualized basis.

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008(a)
PRINCIPAL LIFETIME 2035 FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 7.13	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .07	0.04
Net Realized and Unrealized Gain (Loss) on Investments	0 .99	(2 .91)
Total From Investment Operations	1 .06	(2 .87)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	–
Total Dividends and Distributions	(0 .14)	–
Net Asset Value, End of Period	$ 8.05	$ 7.13
Total Return	15 .17%	(28 .70)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 143,330	$ 14,703
Ratio of Expenses to Average Net Assets(d),(e)	0 .10%	0 .17%(f)
Ratio of Net Investment Income to Average Net Assets	0 .95%	0 .71%(f)
Portfolio Turnover Rate	7 .0%	16 .8%(f)

	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2040 FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 9.09	$ 15.73	$ 13.83	$ 12.24	$ 11.17
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .19	0.38	0.29	0.28	0 .21
Net Realized and Unrealized Gain (Loss) on Investments	1 .09	(6 .27)	2.07	1.71	1 .13
Total From Investment Operations	1 .28	(5 .89)	2.36	1.99	1 .34
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .21)	(0 .44)	(0 .36)	(0 .29)	(0 .19)
Distributions from Realized Gains	(0 .34)	(0 .31)	(0 .10)	(0 .11)	(0 .08)
Total Dividends and Distributions	(0 .55)	(0 .75)	(0 .46)	(0 .40)	(0 .27)
Net Asset Value, End of Period	$ 9.82	$ 9.09	$ 15.73	$ 13.83	$ 12.24
Total Return	15 .45%	(39 .15)%	17 .54%	16.60%	12 .11%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,387,751	$ 921,180	$ 1,039,113	$ 503,092	$ 243,275
Ratio of Expenses to Average Net Assets(e)	0 .09%	0 .13%	0 .12%	0.12%	0 .12%
Ratio of Net Investment Income to Average Net Assets	2 .20%	3 .00%	1 .96%	2.17%	1 .73%
Portfolio Turnover Rate	5 .8%	6.0%	16 .5%	13.1%	7.1%

(a) Period from February 29, 2008, date operations commenced, through October 31, 2008.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Reflects Manager's contractual expense limit.
(e) Does not include expenses of the investment companies in which the Fund invests.
(f) Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008(a)
PRINCIPAL LIFETIME 2045 FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 7 .04	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .05	0.02
Net Realized and Unrealized Gain (Loss) on Investments	0 .99	(2 .98)
Total From Investment Operations	1 .04	(2 .96)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	–
Total Dividends and Distributions	(0 .13)	–
Net Asset Value, End of Period	$ 7.95	$ 7.04
Total Return	15 .09%	(29 .60)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 53,836	$ 4,518
Ratio of Expenses to Average Net Assets(d),(e)	0 .10%	0 .17%(f)
Ratio of Net Investment Income to Average Net Assets	0 .69%	0 .37%(f)
Portfolio Turnover Rate	4 .8%	16 .2%(f)

	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME 2050 FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 8.70	$ 15.32	$ 13.39	$ 11.80	$ 10.66
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .16	0.36	0.29	0.25	0 .16
Net Realized and Unrealized Gain (Loss) on Investments	1 .02	(6 .19)	2.08	1.73	1 .22
Total From Investment Operations	1 .18	(5 .83)	2.37	1.98	1 .38
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .18)	(0 .43)	(0 .33)	(0 .28)	(0 .17)
Distributions from Realized Gains	(0 .36)	(0 .36)	(0 .11)	(0 .11)	(0 .07)
Total Dividends and Distributions	(0 .54)	(0 .79)	(0 .44)	(0 .39)	(0 .24)
Net Asset Value, End of Period	$ 9.34	$ 8.70	$ 15.32	$ 13.39	$ 11.80
Total Return	14 .95%	(39 .96)%	18 .16%	17.13%	13 .07%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 629,384	$ 415,945	$ 487,265	$ 266,710	$ 130,966
Ratio of Expenses to Average Net Assets(e)	0 .10%	0 .13%	0 .12%	0.12%	0 .12%
Ratio of Net Investment Income to Average Net Assets	2 .02%	2 .95%	2 .04%	1.95%	1 .39%
Portfolio Turnover Rate	15 .2%	6.8%	21 .2%	15.9%	7.5%

(a) Period from February 29, 2008, date operations commenced, through October 31, 2008.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Reflects Manager's contractual expense limit.
(e) Does not include expenses of the investment companies in which the Fund invests.
(f) Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008(a)
PRINCIPAL LIFETIME 2055 FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 6.99	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .06	0.02
Net Realized and Unrealized Gain (Loss) on Investments	1 .00	(3 .03)
Total From Investment Operations	1 .06	(3 .01)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	–
Total Dividends and Distributions	(0 .12)	–
Net Asset Value, End of Period	$ 7.93	$ 6.99
Total Return	15 .43%	(30 .10)%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,036	$ 937
Ratio of Expenses to Average Net Assets(d),(e)	0 .08%	0 .17%(f)
Ratio of Net Investment Income to Average Net Assets	0 .78%	0 .28%(f)
Portfolio Turnover Rate	34 .0%	194 .7%(f)

	2009	2008	2007	2006	2005
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 9.40	$ 12.92	$ 12.73	$ 12.03	$ 11.73
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .30	0.59	0.55	0.47	0 .41
Net Realized and Unrealized Gain (Loss) on Investments	0 .84	(3 .38)	0.16	0.69	0 .26
Total From Investment Operations	1 .14	(2 .79)	0.71	1.16	0 .67
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .50)	(0 .56)	(0 .46)	(0 .34)	(0 .24)
Distributions from Realized Gains	(0 .13)	(0 .17)	(0 .06)	(0 .12)	(0 .13)
Total Dividends and Distributions	(0 .63)	(0 .73)	(0 .52)	(0 .46)	(0 .37)
Net Asset Value, End of Period	$ 9.91	$ 9.40	$ 12.92	$ 12.73	$ 12.03
Total Return	13 .23%	(22 .81)%	5 .68%	9.90%	5 .79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 365,053	$ 287,888	$ 341,609	$ 250,395	$ 182,132
Ratio of Expenses to Average Net Assets(e)	0 .10%	0 .13%	0 .12%	0.12%	0 .12%
Ratio of Net Investment Income to Average Net Assets	3 .32%	5 .13%	4 .33%	3.85%	3 .44%
Portfolio Turnover Rate	35 .9%	30 .7%	25 .3%	48.9%	43 .8%

(a) Period from February 29, 2008, date operations commenced, through October 31, 2008.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Reflects Manager's contractual expense limit.
(e) Does not include expenses of the investment companies in which the Fund invests.
(f) Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005
REAL ESTATE SECURITIES FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 11.83	$ 24.96	$ 27.56	$ 20.41	$ 18.44
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .31	0.33	0.26	0.28	0 .42
Net Realized and Unrealized Gain (Loss) on Investments	(0 .20)	(7 .37)	(0 .55)	7.78	3 .18
Total From Investment Operations	0 .11	(7 .04)	(0 .29)	8.06	3 .60
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .32)	(0 .36)	(0 .24)	(0 .29)	(0 .58)
Distributions from Realized Gains	–	(5 .73)	(2 .07)	(0 .62)	(1 .05)
Total Dividends and Distributions	(0 .32)	(6 .09)	(2 .31)	(0 .91)	(1 .63)
Net Asset Value, End of Period	$ 11.62	$ 11.83	$ 24.96	$ 27.56	$ 20.41
Total Return	1 .74%	(35 .71)%	(1 .48)%	40.85%	20 .41%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,137,929	$ 894,685	$ 1,110,332	$ 770,259	$ 405,696
Ratio of Expenses to Average Net Assets	0 .85%	0 .84%	0 .83%	0.84%	0 .85%
Ratio of Net Investment Income to Average Net Assets	3 .22%	2 .05%	1 .04%	1.20%	2 .19%
Portfolio Turnover Rate	57 .3%	47 .2%	77 .8%(b)	37.8%	26 .7%(c)

	2009	2008	2007(d)
SAM BALANCED PORTFOLIO
Institutional shares
Net Asset Value, Beginning of Period	$ 10.74	$ 16.03	$ 14.69
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .30	0.42	0.22
Net Realized and Unrealized Gain (Loss) on Investments	1 .07	(4 .39)	1.33
Total From Investment Operations	1 .37	(3 .97)	1.55
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .32)	(0 .55)	(0 .21)
Distributions from Realized Gains	(0 .91)	(0 .77)	–
Total Dividends and Distributions	(1 .23)	(1 .32)	(0 .21)
Net Asset Value, End of Period	$ 10.88	$ 10.74	$ 16.03
Total Return	14 .89%	(26 .71)%	10 .67%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 65,662	$ 21,448	$ 1,385
Ratio of Expenses to Average Net Assets(f)	0 .39%	0 .33%	0 .31%(g)
Ratio of Gross Expenses to Average Net Assets(f),(h)	0 .42%	–	– (g)
Ratio of Net Investment Income to Average Net Assets	2 .99%	3 .14%	1 .82%(g)
Portfolio Turnover Rate	5 .1%	34 .8%	14 .6%(g)

(a) Calculated based on average shares outstanding during the period.
(b) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM REIT Fund.
(c) Portfolio turnover rate excludes approximately $101,379,000 of securities from the acquisition of Principal Real Estate Securities Fund, Inc.
(d) Period from January 17, 2007, date operations commenced, through October 31, 2007. Institutional shares incurred a net realized and unrealized gain of $.02 per share from January 10, 2007, through January 16, 2007.
(e) Total return amounts have not been annualized.
(f) Does not include expenses of the investment companies in which the Portfolio invests.
(g) Computed on an annualized basis.
(h) Excludes expense reimbursement from Manager.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007(a)
SAM CONSERVATIVE BALANCED PORTFOLIO
Institutional shares
Net Asset Value, Beginning of Period	$ 8.78	$ 11.87	$ 11.17
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .34	0.35	0.26
Net Realized and Unrealized Gain (Loss) on Investments	1 .00	(2 .55)	0.68
Total From Investment Operations	1 .34	(2 .20)	0.94
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .34)	(0 .48)	(0 .24)
Distributions from Realized Gains	(0 .37)	(0 .41)	–
Total Dividends and Distributions	(0 .71)	(0 .89)	(0 .24)
Net Asset Value, End of Period	$ 9.41	$ 8.78	$ 11.87
Total Return	16 .57%	(19 .83)%	8 .52%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 36,114	$ 16,825	$ 730
Ratio of Expenses to Average Net Assets(d)	0 .39%	0 .33%	0 .31%(e)
Ratio of Gross Expenses to Average Net Assets(d),(f)	0 .44%	–	– (e)
Ratio of Net Investment Income to Average Net Assets	3 .89%	3 .41%	2 .90%(e)
Portfolio Turnover Rate	9 .2%	27 .7%	12 .7%(e)

	2009	2008	2007(g)
SAM CONSERVATIVE GROWTH PORTFOLIO
Institutional shares
Net Asset Value, Beginning of Period	$ 11.45	$ 18.85	$ 16.75
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .21	0.25	0.12
Net Realized and Unrealized Gain (Loss) on Investments	0 .98	(6 .05)	1.98
Total From Investment Operations	1 .19	(5 .80)	2.10
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .27)	(0 .52)	–
Distributions from Realized Gains	(1 .15)	(1 .08)	–
Total Dividends and Distributions	(1 .42)	(1 .60)	–
Net Asset Value, End of Period	$ 11.22	$ 11.45	$ 18.85
Total Return	12 .76%	(33 .43)%	12 .54%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 54,041	$ 16,776	$ 1,459
Ratio of Expenses to Average Net Assets(d)	0 .39%	0 .33%	0 .31%(e)
Ratio of Gross Expenses to Average Net Assets(d),(f)	0 .42%	–	– (e)
Ratio of Net Investment Income to Average Net Assets	2 .10%	1 .72%	0 .86%(e)
Portfolio Turnover Rate	4 .2%	32 .4%	16 .2%(e)

(a) Period from January 17, 2007, date operations commenced, through October 31, 2007. Institutional shares incurred a net realized and unrealized gain of $.01 per share from January 10, 2007, through January 16, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Does not include expenses of the investment companies in which the Portfolio invests.
(e) Computed on an annualized basis.
(f) Excludes expense reimbursement from Manager.
(g) Period from January 17, 2007, date operations commenced, through October 31, 2007. Institutional shares incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through January 16, 2007.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007(a)
SAM FLEXIBLE INCOME PORTFOLIO
Institutional shares
Net Asset Value, Beginning of Period	$ 9.48	$ 11.90	$ 11.58
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .44	0.42	0.36
Net Realized and Unrealized Gain (Loss) on Investments	1 .18	(2 .07)	0.30
Total From Investment Operations	1 .62	(1 .65)	0.66
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .44)	(0 .50)	(0 .34)
Distributions from Realized Gains	(0 .24)	(0 .27)	–
Total Dividends and Distributions	(0 .68)	(0 .77)	(0 .34)
Net Asset Value, End of Period	$ 10.42	$ 9.48	$ 11.90
Total Return	18 .12%	(14 .69)%	5 .75%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 18,965	$ 4,929	$ 93
Ratio of Expenses to Average Net Assets(d)	0 .39%	0 .33%	0 .31%(e)
Ratio of Gross Expenses to Average Net Assets(d),(f)	0 .58%	–	– (e)
Ratio of Net Investment Income to Average Net Assets	4 .50%	3 .85%	3 .90%(e)
Portfolio Turnover Rate	11 .4%	35 .1%	9.7%(e)

	2009	2008	2007(g)
SAM STRATEGIC GROWTH PORTFOLIO
Institutional shares
Net Asset Value, Beginning of Period	$ 12.12	$ 21.04	$ 18.54
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .18	0.26	0.06
Net Realized and Unrealized Gain (Loss) on Investments	0 .97	(7 .50)	2.44
Total From Investment Operations	1 .15	(7 .24)	2.50
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .53)	–
Distributions from Realized Gains	(1 .16)	(1 .15)	–
Total Dividends and Distributions	(1 .30)	(1 .68)	–
Net Asset Value, End of Period	$ 11.97	$ 12.12	$ 21.04
Total Return	11 .51%	(37 .19)%	13 .48%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 27,844	$ 9,008	$ 1,481
Ratio of Expenses to Average Net Assets(d)	0 .39%	0 .33%	0 .31%(e)
Ratio of Gross Expenses to Average Net Assets(d),(f)	0 .48%	–	– (e)
Ratio of Net Investment Income to Average Net Assets	1 .66%	1 .64%	0 .36%(e)
Portfolio Turnover Rate	3 .7%	32 .5%	15 .7%(e)

(a) Period from January 17, 2007, date operations commenced, through October 31, 2007. Institutional shares incurred a net realized and unrealized gain of $.01 per share from January 10, 2007, through January 16, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return amounts have not been annualized.
(d) Does not include expenses of the investment companies in which the Portfolio invests.
(e) Computed on an annualized basis.
(f) Excludes expense reimbursement from Manager.
(g) Period from January 17, 2007, date operations commenced, through October 31, 2007. Institutional shares incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through January 16, 2007.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005
SHORT-TERM BOND FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 8.44	$ 9.79	$ 9.93	$ 9.97	$ 10.23
Income from Investment Operations:
Net Investment Income (Loss)(a)	0.48	0.49	0.50	0.45	0 .35
Net Realized and Unrealized Gain (Loss) on Investments	0.25	(1 .33)	(0 .12)	–	(0 .23)
Total From Investment Operations	0 .73	(0 .84)	0.38	0.45	0 .12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .47)	(0 .51)	(0 .52)	(0 .49)	(0 .38)
Total Dividends and Distributions	(0 .47)	(0 .51)	(0 .52)	(0 .49)	(0 .38)
Net Asset Value, End of Period	$ 8.70	$ 8.44	$ 9.79	$ 9.93	$ 9.97
Total Return	9 .17%	(8 .97)%	3 .92%	4.61%	1 .16%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,270	$ 66,596	$ 114,649	$ 62,186	$ 12,276
Ratio of Expenses to Average Net Assets	0 .44%	0 .42%	0 .40%	0.60%	0 .53%
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(b)	N/A	N/A	N/A	0.40%	0 .40%
Ratio of Gross Expenses to Average Net Assets(c)	0 .66%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	5 .92%	5 .18%	5 .05%	4.53%	3 .57%
Portfolio Turnover Rate	33 .9%	22 .1%	42 .8%	49.1%	110 .8%(d)

	2009	2008	2007	2006	2005
SHORT-TERM INCOME FUND(e)
Institutional shares
Net Asset Value, Beginning of Period	$ 11.17	$ 11.60	$ 11.60	$ 11.55	$ 11.90
Income from Investment Operations:
Net Investment Income (Loss)	0 .46(a)	0.48(a)	0.29(a)	0.45	0 .45
Net Realized and Unrealized Gain (Loss) on Investments	0 .67	(0 .43)	0.16	0.05	(0 .35)
Total From Investment Operations	1 .13	0.05	0.45	0.50	0 .10
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .46)	(0 .48)	(0 .45)	(0 .45)	(0 .45)
Total Dividends and Distributions	(0 .46)	(0 .48)	(0 .45)	(0 .45)	(0 .45)
Net Asset Value, End of Period	$ 11.84	$ 11.17	$ 11.60	$ 11.60	$ 11.55
Total Return	10 .35%	0 .40%	4 .68%	4.57%	0 .74%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 291,633	$ 256,944	$ 168,551	$ 181,910	$ 195,607
Ratio of Expenses to Average Net Assets	0 .53%	0 .48%	0 .51%	0.55%	0 .56%
Ratio of Gross Expenses to Average Net Assets(f)	0 .53%	–	–	0.55%	0 .56%
Ratio of Net Investment Income to Average Net Assets	4 .01%	4 .11%	4 .54%	3.94%	3 .61%
Portfolio Turnover Rate	40 .8%	64 .5%	29 .4%	14.0%	13 .0%

(a) Calculated based on average shares outstanding during the period.
(b) Excludes interest expense paid on borrowings through reverse repurchase agreements.
(c) Excludes expense reimbursement from Manager.
(d) Portfolio turnover rate excludes approximately $117,013,000 of securities from the acquisition of Principal Limited Term Bond Fund, Inc.
(e) On January 12, 2007 the fund succeeded to the operations of another fund in a shareholder-approved reorganization. As part of the reorganization, the fund issued one share of stock for each five outstanding shares of the predecessor fund, with the result that the fund's net asset value per share was increased without changing the proportionate beneficial interest of shareholders. The financial highlights have been restated to reflect the issuance of new shares.
(f) Excludes expense reimbursement from Manager, Underwriter and/or custodian.

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005
SMALLCAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 10.62	$ 18.24	$ 17.45	$ 15.97	$ 14.38
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .08	0.08	0.07	0.08	0 .05
Net Realized and Unrealized Gain (Loss) on Investments	0 .11	(6 .27)	2.12	2.34	2 .39
Total From Investment Operations	0 .19	(6 .19)	2.19	2.42	2 .44
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	–	–	–	–
Distributions from Realized Gains	–	(1 .43)	(1 .40)	(0 .94)	(0 .85)
Total Dividends and Distributions	(0 .07)	(1 .43)	(1 .40)	(0 .94)	(0 .85)
Net Asset Value, End of Period	$ 10.74	$ 10.62	$ 18.24	$ 17.45	$ 15.97
Total Return	1 .92%	(36 .52)%	13 .22%	15.66%	17 .42%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 28,365	$ 26,459	$ 42,510	$ 39,492	$ 31,109
Ratio of Expenses to Average Net Assets	0 .79%	0 .77%	0 .75%	0.75%	0 .75%
Ratio of Gross Expenses to Average Net Assets	0 .85%(b)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .84%	0 .58%	0 .40%	0.50%	0 .34%
Portfolio Turnover Rate	89 .5%	55 .6%	60 .9%	103.0%	137 .4%(c)

	2009	2008	2007	2006	2005
SMALLCAP GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 5.50	$ 10.21	$ 8.89	$ 8.22	$ 7.79
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .01)	(0 .01)	(0 .01)	(0 .01)	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	0.42	(4 .12)	1.71	1.18	0 .82
Total From Investment Operations	0 .41	(4 .13)	1.70	1.17	0 .83
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	–
Distributions from Realized Gains	–	(0 .58)	(0 .38)	(0 .50)	(0 .40)
Total Dividends and Distributions	–	(0 .58)	(0 .38)	(0 .50)	(0 .40)
Net Asset Value, End of Period	$ 5.91	$ 5.50	$ 10.21	$ 8.89	$ 8.22
Total Return	7 .47%	(42 .78)%	19 .82%	14.60%	10 .69%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 164,515	$ 162,099	$ 307,452	$ 8,368	$ 1,502
Ratio of Expenses to Average Net Assets	0 .79%	0 .76%	0 .75%	0.75%	0 .75%
Ratio of Gross Expenses to Average Net Assets	0 .82%(b)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	(0 .13)%	(0 .11)%	(0 .14)%	(0 .08)%	0 .13%
Portfolio Turnover Rate	96 .8%	62 .9%	70 .0%(d)	109.9%	181 .7%

(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager.
(c) Portfolio turnover rate excludes approximately $118,621,000 of securities from the acquisition of Principal SmallCap Fund, Inc. and $60,235,000 from portfolio realignment.
(d) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Growth Fund.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005
SMALLCAP GROWTH FUND I
Institutional shares
Net Asset Value, Beginning of Period	$ 6.16	$ 11.82	$ 9.55	$ 8.59	$ 7.78
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .04)	(0 .04)	(0 .07)	(0 .08)	(0 .07)
Net Realized and Unrealized Gain (Loss) on Investments	0 .91	(4 .75)	2.74	1.04	0 .88
Total From Investment Operations	0 .87	(4 .79)	2.67	0.96	0 .81
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .87)	(0 .40)	–	–
Total Dividends and Distributions	–	(0 .87)	(0 .40)	–	–
Net Asset Value, End of Period	$ 7.03	$ 6.16	$ 11.82	$ 9.55	$ 8.59
Total Return	14 .12%	(43 .53)%	28 .90%	11.18%	10 .41%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 367,233	$ 104,406	$ 173,460	$ 95,185	$ 122,265
Ratio of Expenses to Average Net Assets	1 .11%	1 .12%	1 .10%	1.10%	1 .10%
Ratio of Gross Expenses to Average Net Assets	1 .12%(b)	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	(0 .69)%	(0 .46)%	(0 .63)%	(0 .82)%	(0 .85)%
Portfolio Turnover Rate	159 .5%	115 .5%	85 .0%	100.3%	91 .5%

	2009	2008	2007	2006	2005
SMALLCAP GROWTH FUND II
Institutional shares
Net Asset Value, Beginning of Period	$ 5.66	$ 10.39	$ 9.54	$ 8.88	$ 8.08
Income from Investment Operations:
Net Investment Income (Loss)(a)	(0 .04)	(0 .05)	(0 .05)	(0 .06)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	0 .41	(4 .14)	1.60	1.20	1 .08
Total From Investment Operations	0 .37	(4 .19)	1.55	1.14	1 .02
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .54)	(0 .70)	(0 .48)	(0 .22)
Total Dividends and Distributions	–	(0 .54)	(0 .70)	(0 .48)	(0 .22)
Net Asset Value, End of Period	$ 6.03	$ 5.66	$ 10.39	$ 9.54	$ 8.88
Total Return	6 .54%	(42 .29)%	17 .22%	13.13%	12 .73%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 271,187	$ 279,437	$ 577,388	$ 524,636	$ 387,864
Ratio of Expenses to Average Net Assets	1 .01%(c)	1 .01%	1 .00%	1.00%	1 .00%
Ratio of Net Investment Income to Average Net Assets	(0 .65)%	(0 .60)%	(0 .54)%	(0 .62)%	(0 .72)%
Portfolio Turnover Rate	131 .8%	78 .0%	62 .9%	80.7%	53 .4%(d)

(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager.
(c) Reflects Manager's contractual expense limit.
(d) Portfolio turnover rate excludes approximately $21,459,000 of securities from the acquisition of Principal Partners SmallCap Growth Fund, Inc. and $84,000 from portfolio realignment.

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005
SMALLCAP S&P 600 INDEX FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 11.91	$ 19.37	$ 18.58	$ 16.50	$ 14.73
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .12	0.20	0.18	0.15	0 .14
Net Realized and Unrealized Gain (Loss) on Investments	0 .36	(5 .99)	1.85	2.44	2 .05
Total From Investment Operations	0 .48	(5 .79)	2.03	2.59	2 .19
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .18)	(0 .15)	(0 .15)	(0 .13)	(0 .06)
Distributions from Realized Gains	(0 .73)	(1 .52)	(1 .09)	(0 .38)	(0 .36)
Total Dividends and Distributions	(0 .91)	(1 .67)	(1 .24)	(0 .51)	(0 .42)
Net Asset Value, End of Period	$ 11.48	$ 11.91	$ 19.37	$ 18.58	$ 16.50
Total Return	5 .40%	(32 .33)%	11 .40%	15.95%	15 .00%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 201,800	$ 194,154	$ 235,208	$ 165,346	$ 99,202
Ratio of Expenses to Average Net Assets	0 .19%	0 .16%	0 .15%	0.15%	0 .15%
Ratio of Gross Expenses to Average Net Assets(b)	0 .22%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	1 .18%	1 .28%	0 .96%	0.87%	0 .86%
Portfolio Turnover Rate	22 .8%	58 .8%	62 .0%	56.2%	43 .2%

	2009	2008	2007	2006	2005
SMALLCAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period	$ 12.37	$ 18.91	$ 19.32	$ 17.54	$ 16.20
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .12	0.14	0.18	0.14	0 .11
Net Realized and Unrealized Gain (Loss) on Investments	(0 .75)	(5 .17)	0.44	3.01	2 .63
Total From Investment Operations	(0 .63)	(5 .03)	0.62	3.15	2 .74
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .18)	(0 .14)	(0 .09)	–
Distributions from Realized Gains	–	(1 .33)	(0 .89)	(1 .28)	(1 .40)
Total Dividends and Distributions	(0 .10)	(1 .51)	(1 .03)	(1 .37)	(1 .40)
Net Asset Value, End of Period	$ 11.64	$ 12.37	$ 18.91	$ 19.32	$ 17.54
Total Return	(5 .01)%	(28 .61)%	3 .17%	18.99%	17 .61%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 304,482	$ 329,103	$ 443,376	$ 105,863	$ 46,908
Ratio of Expenses to Average Net Assets	0 .78%	0 .76%	0 .75%	0.75%	0 .75%
Ratio of Net Investment Income to Average Net Assets	1 .14%	0 .91%	0 .92%	0.79%	0 .64%
Portfolio Turnover Rate	97 .2%	101 .9%	112 .8%(c)	97.9%	133 .7%

(a) Calculated based on average shares outstanding during the period.
(b) Excludes expense reimbursement from Manager.
(c) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Value Fund.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005
SMALLCAP VALUE FUND I
Institutional shares
Net Asset Value, Beginning of Period	$ 11.16	$ 18.42	$ 18.99	$ 17.37	$ 15.95
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .10	0.15	0.11	0.10	0 .09
Net Realized and Unrealized Gain (Loss) on Investments	(0 .30)	(5 .93)	0.46	2.90	2 .26
Total From Investment Operations	(0 .20)	(5 .78)	0.57	3.00	2 .35
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .12)	(0 .09)	(0 .07)	(0 .03)
Distributions from Realized Gains	–	(1 .36)	(1 .05)	(1 .31)	(0 .90)
Total Dividends and Distributions	(0 .14)	(1 .48)	(1 .14)	(1 .38)	(0 .93)
Net Asset Value, End of Period	$ 10.82	$ 11.16	$ 18.42	$ 18.99	$ 17.37
Total Return	(1 .69)%	(33 .76)%	2 .97%	18.31%	15 .04%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 189,525	$ 280,140	$ 394,734	$ 357,882	$ 202,697
Ratio of Expenses to Average Net Assets	1 .03%(b)	1 .02%	1 .00%	1.00%	1 .00%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)	1 .02%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	1 .06%	1 .06%	0 .60%	0.57%	0 .52%
Portfolio Turnover Rate	76 .2%	55 .9%	63 .2%	60.4%	43 .1%

	2009	2008	2007	2006	2005
SMALLCAP VALUE FUND II
Institutional shares
Net Asset Value, Beginning of Period	$ 6.97	$ 13.07	$ 13.98	$ 12.12	$ 10.35
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .03	0.05	0.04	0.06	–
Net Realized and Unrealized Gain (Loss) on Investments	0 .50	(4 .36)	0.42	2.36	1 .81
Total From Investment Operations	0 .53	(4 .31)	0.46	2.42	1 .81
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .05)	(0 .03)	(0 .07)	–	–
Distributions from Realized Gains	(0 .58)	(1 .76)	(1 .30)	(0 .56)	(0 .04)
Total Dividends and Distributions	(0 .63)	(1 .79)	(1 .37)	(0 .56)	(0 .04)
Net Asset Value, End of Period	$ 6.87	$ 6.97	$ 13.07	$ 13.98	$ 12.12
Total Return	10 .02%	(37 .60)%	3 .28%	20.61%	17 .55%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 319,448	$ 160,758	$ 343,408	$ 359,928	$ 293,375
Ratio of Expenses to Average Net Assets	1 .01%(b)	1 .02%	1 .00%	1.00%	1 .00%
Ratio of Gross Expenses to Average Net Assets(c)	1 .03%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .43%	0 .57%	0 .27%	0.49%	(0 .03)%
Portfolio Turnover Rate	79 .1%	61 .6%	58 .7%	40.4%	50 .8%

(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Excludes expense reimbursement from Manager.

APPENDIX A Description of Bond Ratings: Moody’s Investors Service, Inc. Rating Definitions: Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Ca:

Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generate rating category.

SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with “ample margins of protection.” MIG 3 notes are of “favorable quality...but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative.”

Description of Moody’s Commercial Paper Ratings:

Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default – capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;
II.	Nature of and provisions of the obligation;
III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.
AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest- rated issues only in small degree.
A:	Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
BBB:	Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circum- stances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC: Debt rated “BB,” “B,” “CCC,” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

“BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating “C” is reserved for income bonds on which no interest is being paid.
D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:

Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+” designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, some-
what more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.
C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.
SP-2:	A satisfactory capacity to pay principal and interest.
SP-3:	A speculative capacity to pay principal and interest.

Fitch, Inc. Long-Term Credit Ratings Investment Grade

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. “A” ratings denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B:	Highly speculative. ‘B’ ratings indicate that material credit risk is present.
CCC:	Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.
CC:	Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.
C:	Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Recovery Ratings

Recovery Ratings are assigned to selected individual securities and obligations. These currently are published for most individual obligations of corporate issuers with IDRs in the ‘B’ rating category and below, and for selected structured finance obligations in low speculative grade.

Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.

The Recovery Rating scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral. For structured finance, Recovery Ratings are designed to estimate recoveries on a forward-looking basis while taking into account the time value of money.

Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery. As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.

RR1: Outstanding recovery prospects given default. ‘RR1’ rated securities have characteristics consistent with securities historically recovering 91%-100% of current principal and related interest.

RR2: Superior recovery prospects given default. ‘RR2’ rated securities have characteristics consistent with securities historically recovering 71%-90% of current principal and related interest.

RR3: Good recovery prospects given default. ‘RR3’ rated securities have characteristics consistent with securities historically recovering 51%-70% of current principal and related interest.

RR4: Average recovery prospects given default. ‘RR4’ rated securities have characteristics consistent with securities historically recovering 31%-50% of current principal and related interest.

RR5: Below average recovery prospects given default. ‘RR5’ rated securities have characteristics consistent with securities historically recovering 11%-30% of current principal and related interest.

RR6: Poor recovery prospects given default. ‘RR6’ rated securities have characteristics consistent with securities historically recovering 0%-10% of current principal and related interest.

Short-Term Credit Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D:	Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund’s policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated March 1, 2010, which is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. The Statement of Additional Information and the Fund’s annual and semiannual reports can be obtained free of charge by writing Principal Funds, P.O. Box 8024 Boston, MA 02266-8024. In addition, the Fund makes its Statement of Additional Information and annual and semiannual reports available, free of charge, on our website www.principal.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at http:// www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102.

The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Funds, Inc. SEC File 811-07572

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has
duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 25th day of February, 2010.

Principal Funds, Inc.
(Registrant)

/s/ R. C. Eucher
R. C. Eucher
Chairman of the Board and
Chief Executive Officer

Attest:

/s/ Beth Wilson
Beth Wilson
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ R. C. Eucher
	Chairman of the Board	February 25, 2010
R. C. Eucher	and Chief Executive
Officer (Principal
Executive Officer)

/s/ L. A. Rasmussen
	Vice President,	February 25, 2010
L. A. Rasmussen	Controller and Chief
Financial Officer
(Principal Financial
Officer and Controller)

/s/ N. M. Everett
	President and Director	February 25, 2010
N. M. Everett

/s/ M. J. Beer
	Executive Vice President	February 25, 2010
M. J. Beer

(E. Ballantine)*
	Director	February 25, 2010
E. Ballantine

(K. Blake)*
	Director	February 25, 2010
K. Blake

(C. Damos)*
	Director	February 25, 2010
C. Damos

(R. W. Gilbert)*
	Director	February 25, 2010
R. W. Gilbert

(M. A. Grimmett)*
	Director	February 25, 2010
M. A. Grimmett

(F. S. Hirsch)*
	Director	February 25, 2010
F. S. Hirsch

(W. C. Kimball)*
	Director	February 25, 2010
W. C. Kimball

(B. A. Lukavsky)*
	Director	February 25, 2010
B. A. Lukavsky

(W. G. Papesh)*
	Director	February 25, 2010
W. G. Papesh

(D. Pavelich)*
	Director	February 25, 2010
D. Pavelich

/s/ M. J. Beer
*By
M. J. Beer
Executive Vice President

*Pursuant to Powers of Attorney
Previously filed on December 12, 2008